UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2014

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.6%)
Vanguard Windsor II Fund Investor Shares	68,468,204	2,429,937
Vanguard Windsor Fund Investor Shares	67,344,710	1,327,364
Vanguard PRIMECAP Fund Investor Shares	11,681,769	1,070,167
Vanguard Morgan Growth Fund Investor Shares	41,867,614	1,050,040
Vanguard US Growth Fund Investor Shares	37,541,992	1,046,671
Vanguard Explorer Fund Investor Shares	6,480,587	652,465
		7,576,644
International Stock Funds (18.1%)
Vanguard International Value Fund	44,693,227	1,583,928
Vanguard International Growth Fund Investor Shares	71,544,310	1,575,406
		3,159,334
U.S. Bond Funds (38.3%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	226,911,502	2,273,653
Vanguard GNMA Fund Investor Shares	207,996,855	2,206,847
Vanguard Short-Term Investment-Grade Fund Investor Shares	202,525,751	2,175,126
		6,655,626
Total Investments (100.0%) (Cost $11,941,799)		17,391,604
Other Assets and Liabilities-Net (0.0%)		(922)
Net Assets (100%)		17,390,682

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2014, the cost of investment securities for tax purposes was $11,941,799,000. Net unrealized appreciation of investment securities for tax purposes was $5,449,805,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.3%)
Commonwealth Bank of Australia	8,850,261	574,988
BHP Billiton Ltd.	17,650,104	564,504
Westpac Banking Corp.	16,939,587	457,698
Australia & New Zealand Banking Group Ltd.	14,937,490	392,250
National Australia Bank Ltd.	12,634,617	367,693
Wesfarmers Ltd.	6,261,455	230,167
Woolworths Ltd.	6,747,785	200,556
CSL Ltd.	2,817,128	173,232
Rio Tinto Ltd.	2,397,083	137,232
Woodside Petroleum Ltd.	3,395,205	110,702
Telstra Corp. Ltd.	24,096,385	108,103
Westfield Group	11,406,612	101,478
Macquarie Group Ltd.	1,757,984	83,229
Suncorp Group Ltd.	7,079,326	75,469
Origin Energy Ltd.	5,978,499	72,783
Brambles Ltd.	8,532,099	66,957
QBE Insurance Group Ltd.	6,573,449	65,849
Amcor Ltd.	6,638,848	62,233
Santos Ltd.	5,245,290	61,243
Insurance Australia Group Ltd.	12,624,904	60,424
AMP Ltd.	16,095,956	59,840
Aurizon Holdings Ltd.	11,266,901	48,516
Transurban Group	8,006,127	48,335
Westfield Retail Trust	16,762,106	44,194
Oil Search Ltd.	6,253,862	43,953
Fortescue Metals Group Ltd.	8,836,392	41,156
Orica Ltd.	1,999,680	41,002
AGL Energy Ltd.	3,028,362	40,164
Stockland	12,706,934	40,018
Goodman Group	9,417,595	38,216
Newcrest Mining Ltd.	4,091,100	34,553
ASX Ltd.	1,052,173	32,689
Coca-Cola Amatil Ltd.	2,952,161	30,204
Crown Resorts Ltd.	2,078,300	30,202
Sonic Healthcare Ltd.	2,082,041	30,086
Mirvac Group	20,131,263	29,270
James Hardie Industries plc	2,414,283	27,261
Lend Lease Group	2,954,661	27,231
Ramsay Health Care Ltd.	710,199	27,169
GPT Group	8,615,607	27,073
Computershare Ltd.	2,728,409	26,579
Asciano Ltd.	5,359,615	26,363
APA Group	4,448,788	23,296
Dexus Property Group	26,514,140	23,089
Bendigo and Adelaide Bank Ltd.	2,219,868	22,445
Incitec Pivot Ltd.	8,952,084	22,309

Seek Ltd.	1,847,571	20,069
Tatts Group Ltd.	7,624,842	19,953
Sydney Airport	5,742,387	19,801
CFS Retail Property Trust Group	10,799,642	18,337
Toll Holdings Ltd.	3,707,630	18,062
Iluka Resources Ltd.	2,304,094	17,623
Boral Ltd.	4,206,469	17,488
WorleyParsons Ltd.	1,180,191	16,937
Bank of Queensland Ltd.	1,693,373	16,896
Cochlear Ltd.	312,551	15,642
Challenger Ltd.	2,988,566	15,597
Federation Centres Ltd.	7,849,007	15,548
* Alumina Ltd.	13,432,945	14,829
* BlueScope Steel Ltd.	3,077,808	14,547
^ ALS Ltd.	2,027,825	14,046
Ansell Ltd.	822,817	13,746
Commonwealth Property Office Fund	12,555,797	13,516
^ Leighton Holdings Ltd.	906,191	13,048
Metcash Ltd.	4,803,846	12,682
Flight Centre Travel Group Ltd.	305,301	12,628
Caltex Australia Ltd.	739,490	12,504
DUET Group	6,793,105	12,367
Tabcorp Holdings Ltd.	4,029,638	12,110
Treasury Wine Estates Ltd.	3,543,142	11,246
Primary Health Care Ltd.	2,549,529	11,035
Spark Infrastructure Group	7,332,137	10,496
^ REA Group Ltd.	286,584	10,141
Downer EDI Ltd.	2,339,405	10,095
Aristocrat Leisure Ltd.	2,530,547	10,033
Perpetual Ltd.	242,335	9,923
SP AusNet	9,118,125	9,922
Arrium Ltd.	7,315,078	9,885
IOOF Holdings Ltd.	1,264,340	9,691
DuluxGroup Ltd.	2,005,677	9,392
Echo Entertainment Group Ltd.	4,510,713	9,283
Navitas Ltd.	1,534,170	9,077
Investa Office Fund	3,305,568	8,945
carsales.com Ltd.	1,123,972	8,843
Beach Energy Ltd.	6,928,342	8,591
Adelaide Brighton Ltd.	2,580,676	8,497
^ JB Hi-Fi Ltd.	538,614	8,485
* Sims Metal Management Ltd.	862,508	7,796
David Jones Ltd.	2,908,007	7,610
* Orora Ltd.	6,673,537	7,476
GrainCorp Ltd. Class A	1,107,585	7,354
TPG Telecom Ltd.	1,563,930	7,350
Mineral Resources Ltd.	747,865	7,346
^ Harvey Norman Holdings Ltd.	2,779,795	7,263
Platinum Asset Management Ltd.	1,218,532	7,202
CSR Ltd.	2,797,636	7,150
Myer Holdings Ltd.	3,160,672	6,972
* Recall Holdings Ltd.	1,708,199	6,712
Seven West Media Ltd.	3,522,001	6,707
^ Monadelphous Group Ltd.	474,382	6,635
Australand Property Group	1,915,186	6,490
BWP Trust	3,303,081	6,418
Fairfax Media Ltd.	10,453,901	6,114

	Super Retail Group Ltd.	623,854	5,819
*	Qantas Airways Ltd.	6,051,465	5,766
*	Aurora Oil & Gas Ltd.	2,423,171	5,743
	Goodman Fielder Ltd.	9,503,764	5,656
^	UGL Ltd.	913,848	5,607
*	Transpacific Industries Group Ltd.	5,767,688	5,592
	Charter Hall Retail REIT	1,744,399	5,454
^	Invocare Ltd.	594,681	5,433
	Iress Ltd.	688,151	5,408
	Charter Hall Group	1,619,278	5,237
	OZ Minerals Ltd.	1,691,521	5,212
	Macquarie Atlas Roads Group	2,120,594	5,205
	Envestra Ltd.	5,188,097	5,176
^	Qube Holdings Ltd.	2,829,423	5,151
^	M2 Group Ltd.	949,978	5,147
*,^ Whitehaven Coal Ltd.		3,177,781	4,993
	Regis Resources Ltd.	2,118,395	4,989
*,^ Mesoblast Ltd.		965,870	4,958
	PanAust Ltd.	3,295,710	4,716
	Automotive Holdings Group Ltd.	1,402,384	4,577
	Shopping Centres Australasia Property Group	3,446,118	4,472
	Atlas Iron Ltd.	4,932,186	4,361
	iiNET Ltd.	733,902	4,329
	GWA Group Ltd.	1,655,202	4,308
	New Hope Corp. Ltd.	1,373,781	4,208
^	Bradken Ltd.	939,619	4,112
*	Sandfire Resources NL	806,421	4,101
^	Cardno Ltd.	723,949	4,055
*	Aveo Group	2,059,562	3,831
	FlexiGroup Ltd.	1,085,714	3,825
	Ardent Leisure Group	2,218,573	3,806
	Southern Cross Media Group Ltd.	2,755,250	3,786
	SAI Global Ltd.	1,142,513	3,721
	Breville Group Ltd.	509,295	3,628
	Seven Group Holdings Ltd.	526,613	3,586
*	Senex Energy Ltd.	6,189,719	3,555
	Independence Group NL	1,220,781	3,526
	Abacus Property Group	1,743,663	3,409
	Sigma Pharmaceuticals Ltd.	6,520,753	3,367
	ARB Corp. Ltd.	336,615	3,249
	Mount Gibson Iron Ltd.	3,540,575	3,230
*	Karoon Gas Australia Ltd.	1,136,051	3,192
	Nufarm Ltd.	936,003	3,159
	Mermaid Marine Australia Ltd.	1,230,051	3,139
*,^ Drillsearch Energy Ltd.		2,382,351	3,013
*	Ten Network Holdings Ltd.	9,681,430	3,008
^	Sirtex Medical Ltd.	242,506	2,981
*	AWE Ltd.	2,569,326	2,905
	Premier Investments Ltd.	436,079	2,899
	McMillan Shakespeare Ltd.	270,103	2,804
	Pacific Brands Ltd.	5,086,178	2,738
*,^ Lynas Corp. Ltd.		10,847,810	2,670
^	Ainsworth Game Technology Ltd.	701,832	2,592
*	Australian Agricultural Co. Ltd.	2,432,883	2,523
*,^ Beadell Resources Ltd.		3,921,364	2,479
*	Energy World Corp. Ltd.	7,709,017	2,450
	STW Communications Group Ltd.	1,859,408	2,360

*,^ Paladin Energy Ltd.		5,310,650	2,335
	Skilled Group Ltd.	930,759	2,322
*	Virtus Health Ltd.	319,147	2,321
^	Western Areas Ltd.	979,170	2,275
^	Cabcharge Australia Ltd.	677,103	2,259
^	GUD Holdings Ltd.	406,914	2,226
*,^ Sirius Resources NL		1,127,062	2,144
	Northern Star Resources Ltd.	2,792,303	2,142
	Amcom Telecommunications Ltd.	1,235,368	2,142
*,^ Virgin Australia Holdings Ltd.		7,090,419	2,135
*,^ Horizon Oil Ltd.		7,320,026	2,131
	Hills Ltd.	1,325,409	2,030
*,^ Aquila Resources Ltd.		934,712	1,981
*,^ Buru Energy Ltd.		1,238,824	1,972
^	Tox Free Solutions Ltd.	659,514	1,927
	Transfield Services Ltd.	2,728,451	1,899
*,^ Papillon Resources Ltd.		1,829,429	1,879
*,^ Medusa Mining Ltd.		1,069,784	1,819
	Programmed Maintenance Services Ltd.	673,415	1,814
	Credit Corp. Group Ltd.	212,381	1,757
	Acrux Ltd.	855,626	1,725
*	Resolute Mining Ltd.	3,500,881	1,670
	NRW Holdings Ltd.	1,473,181	1,612
*,^ Silex Systems Ltd.		884,942	1,600
	UXC Ltd.	1,636,672	1,511
^	Wotif.com Holdings Ltd.	681,997	1,452
	Evolution Mining Ltd.	2,591,432	1,444
*	OM Holdings Ltd.	2,677,306	1,408
	Thorn Group Ltd.	765,201	1,359
*,^ Cudeco Ltd.		1,035,336	1,313
*,^ Tiger Resources Ltd.		3,987,972	1,303
^	Ausdrill Ltd.	1,642,190	1,294
^	Reject Shop Ltd.	130,334	1,278
*	Roc Oil Co. Ltd.	3,121,938	1,257
*,^ Billabong International Ltd.		2,338,027	1,228
*,^ Sundance Resources Ltd.		13,275,845	1,157
	Challenger Diversified Property Group	526,001	1,149
^	Boart Longyear Ltd.	2,774,584	1,141
^	SMS Management & Technology Ltd.	323,366	1,138
*,^ Silver Lake Resources Ltd.		2,083,674	1,112
	Decmil Group Ltd.	645,979	1,103
^	Cash Converters International Ltd.	1,433,369	1,088
^	Astro Japan Property Group	314,943	1,073
	Australian Pharmaceutical Industries Ltd.	1,832,108	954
*	Mineral Deposits Ltd.	481,682	944
*	Energy Resources of Australia Ltd.	848,998	935
^	Newcrest Mining Ltd. ADR	107,626	900
*,^ APN News & Media Ltd.		2,172,769	894
*,^ Starpharma Holdings Ltd.		1,252,180	876
*,^ Perseus Mining Ltd.		2,536,076	851
*,^ Troy Resources Ltd.		837,286	827
*	Saracen Mineral Holdings Ltd.	3,290,985	820
^	Webjet Ltd.	325,384	773
^	Kingsgate Consolidated Ltd.	783,610	771
*,^ Watpac Ltd.		802,416	727
*	AJ Lucas Group Ltd.	699,824	723
*,^ Infigen Energy		3,435,073	707

	Emeco Holdings Ltd.	3,060,601	697
	Sunland Group Ltd.	487,697	673
^	Aspen Group	538,049	667
*	St. Barbara Ltd.	2,400,322	658
^	Fleetwood Corp. Ltd.	255,844	645
*,^ Intrepid Mines Ltd.		2,621,738	639
*	Sims Metal Management Ltd. ADR	66,577	601
	Imdex Ltd.	1,032,390	594
*,^ Dart Energy Ltd.		4,890,170	572
*	Macmahon Holdings Ltd.	4,755,777	557
	Oakton Ltd.	397,847	551
*	Tap Oil Ltd.	1,197,134	524
*	Indophil Resources NL	3,574,022	494
*,^ Coalspur Mines Ltd.		1,768,018	484
	Mincor Resources NL	856,799	435
*,^ Gunns Ltd.		3,024,191	423
*,^ Kingsrose Mining Ltd.		1,214,322	404
*,^ Rex Minerals Ltd.		1,020,709	402
*,^ Gindalbie Metals Ltd.		4,554,359	394
*	Equatorial Resources Ltd.	704,038	357
	Panoramic Resources Ltd.	1,471,028	308
*	Nexus Energy Ltd.	5,925,255	306
*	Cape Lambert Resources Ltd.	2,817,988	283
*	Galaxy Resources Ltd.	4,742,782	278
*	Gryphon Minerals Ltd.	1,677,317	267
*,^ Flinders Mines Ltd.		9,497,807	256
	Crowe Horwath Australasia Ltd.	1,136,365	253
	Ausenco Ltd.	408,445	249
*	Kagara Ltd.	2,282,838	240
^	Forge Group Ltd.	337,261	208
*	Gunns Ltd.	3,440	128
*,^ Discovery Metals Ltd.		1,717,909	64
*,^ Mirabela Nickel Ltd.		3,016,807	42
			5,824,650
Austria (0.3%)
	Erste Group Bank AG	1,570,928	57,067
	OMV AG	787,674	34,078
	Voestalpine AG	611,148	27,382
	IMMOFINANZ AG	5,297,756	24,863
	Andritz AG	397,460	21,826
	Telekom Austria AG	1,158,113	10,057
	Wienerberger AG	631,661	9,928
^	Raiffeisen Bank International AG	254,835	9,786
	Vienna Insurance Group AG Wiener Versicherung Gruppe	207,598	9,786
	Oesterreichische Post AG	184,751	8,517
	Verbund AG	356,827	7,524
	CA Immobilien Anlagen AG	392,488	6,824
	Schoeller-Bleckmann Oilfield Equipment AG	57,819	6,043
	Atrium European Real Estate Ltd.	1,006,864	5,654
	Mayr Melnhof Karton AG	43,655	5,333
	Flughafen Wien AG	56,433	4,539
	RHI AG	137,324	4,499
	Conwert Immobilien Invest SE	331,494	4,296
	Strabag SE	117,037	3,485
	Zumtobel AG	153,640	3,367
^	Lenzing AG	52,451	3,176
	EVN AG	174,988	2,726

	Palfinger AG	60,231	2,511
2	AMAG Austria Metall AG	70,611	2,189
	S IMMO AG	257,302	1,831
	Kapsch TrafficCom AG	25,214	1,394
^	BWT AG	55,229	1,163
			279,844
Belgium (0.9%)
	Anheuser-Busch InBev NV	4,386,927	420,745
	KBC Groep NV	1,511,856	89,252
	Ageas	1,192,873	51,234
	UCB SA	645,371	45,654
	Solvay SA Class A	314,888	43,996
	Groupe Bruxelles Lambert SA	426,222	38,500
	Delhaize Group SA	562,770	36,127
	Umicore SA	616,095	26,364
	Belgacom SA	767,489	21,935
	Colruyt SA	384,396	21,803
	Telenet Group Holding NV	262,232	15,561
	Ackermans & van Haaren NV	137,492	14,869
	Sofina SA	95,623	11,035
	Cofinimmo	92,487	10,758
*	bpost SA	545,569	10,626
	D'ieteren SA/NV	149,782	7,181
^	NV Bekaert SA	204,683	7,056
	Elia System Operator SA/NV	146,468	6,745
	Befimmo SA	91,486	6,228
	Gimv NV	98,830	4,913
	Warehouses De Pauw SCA	58,538	4,177
	Melexis NV	116,740	4,046
*,^ ThromboGenics NV		155,181	3,910
	Barco NV	51,299	3,886
	Cie d'Entreprises CFE	39,049	3,416
	EVS Broadcast Equipment SA	55,864	3,346
^	Nyrstar (Voting Shares)	859,169	3,295
*	KBC Ancora	83,824	3,184
	Mobistar SA	154,826	2,926
	Tessenderlo Chemie NV (Voting Shares)	110,133	2,868
	Cie Maritime Belge SA	94,056	2,684
*	AGFA-Gevaert NV	901,598	2,660
*	Viohalco SA	490,548	2,482
	Sipef SA	30,128	2,330
*	Euronav NV	145,414	1,897
	Van de Velde NV	37,297	1,867
*	RHJ International	341,563	1,696
	Wereldhave Belgium NV	11,488	1,328
	Intervest Offices & Warehouses	37,262	992
*	Ion Beam Applications	95,519	959
*,^ Dexia SA		2,875,273	194
			944,725
Brazil (2.0%)
	AMBEV SA	18,621,180	123,568
	Itau Unibanco Holding SA Prior Pfd.	8,376,075	104,430
	Petroleo Brasileiro SA Prior Pfd.	15,747,161	95,190
	Vale SA Prior Pfd.	7,196,418	89,025
	Petroleo Brasileiro SA	15,220,487	85,841
	Banco Bradesco SA Prior Pfd.	7,675,066	82,884

BRF SA	3,724,253	66,730
Itau Unibanco Holding SA ADR	5,427,513	66,433
Vale SA	4,842,293	65,802
Itausa - Investimentos Itau SA Prior Pfd.	15,479,674	53,717
Cielo SA	1,986,001	52,602
Vale SA Class B ADR	3,938,838	48,369
Petroleo Brasileiro SA ADR	3,988,904	47,468
AMBEV SA ADR	7,083,516	46,326
Ultrapar Participacoes SA	2,060,116	45,379
Banco Bradesco SA ADR	3,920,370	41,281
BM&FBovespa SA	10,320,629	40,721
Banco do Brasil SA	4,712,602	40,536
Vale SA Class B ADR	2,491,752	33,888
Banco Bradesco SA	2,779,985	32,997
BB Seguridade Participacoes SA	3,301,182	31,012
CCR SA	4,758,077	30,521
Petroleo Brasileiro SA ADR	2,626,370	29,442
Gerdau SA Prior Pfd.	3,180,268	22,470
Telefonica Brasil SA Prior Pfd.	1,124,000	21,264
Cia Energetica de Minas Gerais Prior Pfd.	3,476,477	20,006
BRF SA ADR	1,070,448	18,926
Embraer SA	2,440,281	18,496
Souza Cruz SA	2,090,726	18,300
Tim Participacoes SA	3,486,238	18,238
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	442,302	17,030
Tractebel Energia SA	1,150,032	16,437
Itau Unibanco Holding SA	1,371,379	15,611
Lojas Renner SA	677,500	15,507
Natura Cosmeticos SA	932,081	15,098
BR Malls Participacoes SA	2,364,976	14,837
Kroton Educacional SA	968,252	14,745
Grupo BTG Pactual	1,397,544	14,541
Lojas Americanas SA Prior Pfd.	2,348,496	14,260
Banco Santander Brasil SA	2,966,047	13,839
JBS SA	3,914,314	13,650
Klabin SA Prior Pfd.	2,655,173	13,546
Metalurgica Gerdau SA Prior Pfd. Class A	1,513,041	13,402
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	347,824	13,311
WEG SA	1,144,700	12,963
Hypermarcas SA	2,060,110	12,947
Bradespar SA Prior Pfd.	1,236,407	11,372
CETIP SA - Mercados Organizados	1,185,002	11,340
Cia Siderurgica Nacional SA	2,353,281	10,852
* Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	2,199,402	10,815
Gerdau SA ADR	1,528,778	10,778
Embraer SA ADR	350,833	10,767
Banco Santander Brasil SA ADR	2,257,959	10,319
Estacio Participacoes SA	1,319,887	10,252
CPFL Energia SA	1,327,960	9,989
Localiza Rent a Car SA	778,626	9,834
Telefonica Brasil SA ADR	515,301	9,791
Cia Energetica de Sao Paulo Prior Pfd.	1,007,961	9,642
Anhanguera Educacional Participacoes SA	1,819,464	9,570
* Qualicorp SA	1,099,571	9,310
Cia de Saneamento Basico do Estado de Sao Paulo	1,010,294	9,303
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,524,619	8,993
Cosan SA Industria e Comercio	603,294	8,984

	Cia Hering	778,355	8,640
	M Dias Branco SA	248,894	8,491
	Cia Energetica de Minas Gerais ADR	1,453,335	8,386
	Raia Drogasil SA	1,366,154	8,200
	Diagnosticos da America SA	1,300,909	7,996
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	860,790	7,859
*	Fibria Celulose SA	693,655	7,723
	BR Properties SA	1,081,149	7,621
	Multiplan Empreendimentos Imobiliarios SA	416,587	7,510
	Totvs SA	565,214	7,396
	Cia Siderurgica Nacional SA ADR	1,583,589	7,332
	Duratex SA	1,402,005	6,866
	Oi SA Prior Pfd.	3,819,456	6,565
	ALL - America Latina Logistica SA	2,384,354	6,486
	Porto Seguro SA	552,070	6,449
	Suzano Papel e Celulose SA Prior Pfd. Class A	1,626,206	6,404
	Equatorial Energia SA	685,502	6,297
*,^ Fibria Celulose SA ADR		557,312	6,225
	Marcopolo SA Prior Pfd.	2,795,468	6,006
	MRV Engenharia e Participacoes SA	1,685,012	5,736
	Tim Participacoes SA ADR	207,108	5,391
	EDP - Energias do Brasil SA	1,283,582	5,124
*	PDG Realty SA Empreendimentos e Participacoes	7,364,232	5,077
*	Braskem SA Prior Pfd.	650,246	4,993
	Odontoprev SA	1,302,396	4,862
	Mills Estruturas e Servicos de Engenharia SA	417,379	4,830
	Cia de Saneamento de Minas Gerais-COPASA	330,343	4,314
	Sul America SA	756,800	4,156
	EcoRodovias Infraestrutura e Logistica SA	815,362	4,147
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	936,496	4,075
	AES Tiete SA Prior Pfd.	514,860	4,027
	Gerdau SA	669,335	3,912
	Iochpe-Maxion SA	386,357	3,891
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao S.A	302,498	3,765
	Centrais Eletricas Brasileiras SA Prior Pfd.	942,668	3,665
	Alpargatas SA Prior Pfd.	693,110	3,623
	Cia Paranaense de Energia ADR	306,656	3,514
	Lojas Americanas SA	666,800	3,450
*	B2W Cia Digital	352,243	3,381
	Smiles SA	234,300	3,258
	Fleury SA	419,706	3,202
	Even Construtora e Incorporadora SA	1,079,333	3,197
	Light SA	390,893	3,094
*	Usinas Siderurgicas de Minas Gerais SA	648,600	3,021
	Ez Tec Empreendimentos e Participacoes SA	264,204	2,942
	Cia Paranaense de Energia Prior Pfd.	254,550	2,922
	Grendene SA	441,623	2,920
	Multiplus SA	271,800	2,919
	Aliansce Shopping Centers SA	424,340	2,876
	Oi SA	1,463,264	2,778
	Iguatemi Empresa de Shopping Centers SA	327,500	2,717
	Cia Energetica de Minas Gerais	459,830	2,643
	Randon Participacoes SA Prior Pfd.	681,105	2,630
	Brasil Insurance Participacoes e Administracao SA	333,234	2,620
	Arezzo Industria e Comercio SA	236,506	2,535
*	Alupar Investimento SA	389,700	2,513

^	Oi SA ADR	1,450,438	2,480
	Sao Martinho SA	239,939	2,457
	Cia Energetica do Ceara Prior Pfd.	122,669	2,441
*	Marfrig Global Foods SA	1,374,652	2,364
	JSL SA	414,268	2,296
	AES Tiete SA	315,502	2,277
	Mahle-Metal Leve SA Industria e Comercio	217,139	2,205
	Magnesita Refratarios SA	1,015,245	2,198
	Centrais Eletricas Brasileiras SA	1,014,200	2,188
	QGEP Participacoes SA	587,175	2,157
	Arteris SA	307,887	2,116
*	International Meal Co. Holdings SA	277,575	2,013
	Direcional Engenharia SA	454,442	1,991
	CPFL Energia SA ADR	131,347	1,936
	SLC Agricola SA	258,364	1,924
	Gafisa SA	1,480,010	1,879
	LPS Brasil Consultoria de Imoveis SA	353,400	1,839
	Helbor Empreendimentos SA	628,847	1,819
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	178,636	1,803
	Brasil Brokers Participacoes SA	840,950	1,765
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	476,904	1,732
	Guararapes Confeccoes SA	43,950	1,692
*	Brasil Pharma SA	809,440	1,682
	Marisa Lojas SA	255,300	1,672
	Santos Brasil Participacoes SA	241,549	1,635
*	Tecnisa SA	508,177	1,634
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	406,800	1,594
	Eneva SA	1,195,123	1,576
*	Paranapanema SA	874,645	1,522
*	Contax Participacoes SA	181,169	1,487
	Cia de Gas de Sao Paulo Prior Pfd. Class A	67,201	1,445
	Abril Educacao SA	112,160	1,333
	Tereos Internacional SA	1,471,869	1,294
*	Braskem SA ADR	83,850	1,270
	Centrais Eletricas Brasileiras SA ADR	572,134	1,213
*	Rossi Residencial SA	1,471,988	1,180
^	Gafisa SA ADR	452,800	1,155
*	Magazine Luiza SA	334,985	1,093
	Centrais Eletricas Brasileiras SA ADR	272,358	1,073
	JHSF Participacoes SA	558,555	928
	Tegma Gestao Logistica	114,900	881
	Sonae Sierra Brasil SA	134,546	867
*	Prumo Logistica SA	2,059,460	824
*	Brookfield Incorporacoes SA	1,366,258	749
*,^ Gol Linhas Aereas Inteligentes SA ADR		128,200	504
*	MMX Mineracao e Metalicos SA	324,169	497
	Oi SA ADR	87,138	164
	Tempo Participacoes SA	76,100	108
	Centrais Eletricas de Santa Catarina SA Prior Pfd.	11,700	74
			2,243,695
Canada (7.0%)
	Royal Bank of Canada	7,910,208	489,563
	Toronto-Dominion Bank	5,072,898	438,717
	Bank of Nova Scotia	6,555,172	359,615
	Suncor Energy Inc.	8,291,280	272,393
*	Valeant Pharmaceuticals International Inc.	1,700,503	230,749
	Canadian National Railway Co.	4,160,012	222,652

^ Bank of Montreal	3,390,552	207,193
Canadian Natural Resources Ltd.	6,029,911	197,722
Enbridge Inc.	4,525,294	189,991
Manulife Financial Corp.	10,080,586	185,999
Canadian Imperial Bank of Commerce	2,198,442	170,881
TransCanada Corp.	3,867,600	168,143
Potash Corp. of Saskatchewan Inc.	4,756,459	149,132
Canadian Pacific Railway Ltd.	870,792	132,009
Brookfield Asset Management Inc. Class A	3,121,750	118,563
Barrick Gold Corp.	5,866,415	113,035
Goldcorp Inc.	4,437,321	110,719
Sun Life Financial Inc.	3,313,953	109,290
Cenovus Energy Inc.	4,125,549	107,940
Magna International Inc.	1,203,159	102,194
Rogers Communications Inc. Class B	1,993,837	83,871
Thomson Reuters Corp.	2,042,240	73,677
^ Crescent Point Energy Corp.	2,124,628	73,482
Encana Corp.	4,076,371	73,274
Agrium Inc.	803,567	70,065
National Bank of Canada	888,419	66,559
Teck Resources Ltd. Class B	2,585,392	62,212
Talisman Energy Inc.	5,659,092	60,923
BCE Inc.	1,417,573	59,516
Imperial Oil Ltd.	1,446,165	59,145
First Quantum Minerals Ltd.	3,249,352	58,146
Shoppers Drug Mart Corp.	1,100,922	58,024
^ Pembina Pipeline Corp.	1,687,733	57,932
* Catamaran Corp.	1,120,696	54,528
Alimentation Couche Tard Inc. Class B	714,384	52,706
^ Power Corp. of Canada	1,912,524	51,945
Husky Energy Inc.	1,622,662	48,210
Canadian Oil Sands Ltd.	2,654,429	47,714
Shaw Communications Inc. Class B	2,130,922	47,009
Great-West Lifeco Inc.	1,648,031	46,833
Cameco Corp.	2,161,411	45,935
Intact Financial Corp.	732,426	44,587
^ ARC Resources Ltd.	1,708,415	44,561
Fairfax Financial Holdings Ltd.	114,740	44,155
* CGI Group Inc. Class A	1,437,383	44,099
Tim Hortons Inc.	813,335	42,173
Silver Wheaton Corp.	1,937,967	42,092
TELUS Corp.	1,164,232	40,695
Power Financial Corp.	1,275,891	39,316
Franco-Nevada Corp.	800,611	38,853
Yamana Gold Inc.	4,133,790	38,712
* Tourmaline Oil Corp.	906,309	38,319
Canadian Tire Corp. Ltd. Class A	423,155	36,121
Gildan Activewear Inc.	664,406	35,423
Canadian Utilities Ltd. Class A	1,016,788	34,600
SNC-Lavalin Group Inc.	828,461	34,373
Saputo Inc.	696,189	32,786
Open Text Corp.	324,845	32,188
Fortis Inc.	1,164,642	32,019
^ Methanex Corp.	525,476	31,427
Agnico Eagle Mines Ltd.	946,150	29,444
Metro Inc.	503,244	28,923
Kinross Gold Corp.	6,218,216	28,530

	Bombardier Inc. Class B	7,878,286	28,436
^	Vermilion Energy Inc.	497,398	27,385
	Pacific Rubiales Energy Corp.	1,771,326	26,926
	IGM Financial Inc.	544,775	26,413
*,^ BlackBerry Ltd.		2,742,160	25,975
	CI Financial Corp.	823,650	25,721
	Brookfield Office Properties Inc.	1,370,614	25,622
	Dollarama Inc.	339,429	25,600
	Keyera Corp.	430,737	25,525
	Onex Corp.	493,616	25,440
	AltaGas Ltd.	669,925	24,914
	Eldorado Gold Corp.	3,915,690	24,892
^	Baytex Energy Corp.	679,679	24,813
	Finning International Inc.	933,237	22,582
*	MEG Energy Corp.	812,726	22,526
^	Loblaw Cos. Ltd.	558,320	21,566
	Industrial Alliance Insurance & Financial Services Inc.	537,166	21,381
	Peyto Exploration & Development Corp.	699,542	20,501
^	Enerplus Corp.	1,103,808	19,980
^	Penn West Petroleum Ltd.	2,663,916	19,924
	George Weston Ltd.	281,699	19,620
	TransAlta Corp.	1,468,252	19,326
	Atco Ltd.	419,453	18,778
	Constellation Software Inc.	87,000	18,695
^	Pengrowth Energy Corp.	2,843,119	18,380
	Empire Co. Ltd.	284,900	18,185
	CAE Inc.	1,431,672	18,138
^	RioCan REIT	809,747	18,016
	West Fraser Timber Co. Ltd.	329,368	16,913
	Aimia Inc.	949,200	16,466
	Gibson Energy Inc.	656,238	15,956
*	New Gold Inc.	2,765,377	15,866
*	Turquoise Hill Resources Ltd.	4,393,168	15,383
^	Veresen Inc.	1,097,967	14,709
	Progressive Waste Solutions Ltd.	632,614	14,541
*	Osisko Mining Corp.	2,396,246	14,372
	Canadian Western Bank	435,560	14,247
*	Athabasca Oil Corp.	1,975,287	14,171
	MacDonald Dettwiler & Associates Ltd.	198,362	14,092
	Stantec Inc.	230,000	13,997
	H&R REIT	716,030	13,597
	Precision Drilling Corp.	1,514,114	13,554
^	Bonavista Energy Corp.	999,960	13,180
^	Home Capital Group Inc. Class B	188,015	13,029
^	Cineplex Inc.	346,821	12,605
	CCL Industries Inc. Class B	173,225	12,497
*	Canfor Corp.	461,600	11,882
	ShawCor Ltd.	315,133	11,507
^	Bank of Montreal	187,376	11,445
	Davis & Henderson Corp.	444,550	11,168
	Whitecap Resources Inc.	1,052,263	11,158
^	Ritchie Bros Auctioneers Inc.	483,189	11,106
	TransForce Inc.	501,712	10,748
	Linamar Corp.	279,116	10,721
	Westshore Terminals Investment Corp.	331,746	10,550
	Barrick Gold Corp.	542,335	10,456
^	Mullen Group Ltd.	430,270	10,431

*	Lundin Mining Corp.	2,373,963	10,380
	Ensign Energy Services Inc.	695,100	10,267
*	Imax Corp.	366,600	10,141
*	Paramount Resources Ltd. Class A	265,590	9,994
	Quebecor Inc. Class B	467,290	9,952
	Pan American Silver Corp.	780,634	9,827
^	Corus Entertainment Inc. Class B	438,193	9,730
^	Bell Aliant Inc.	414,127	9,552
	TMX Group Ltd.	206,142	9,360
	Trican Well Service Ltd.	810,940	9,284
	Capital Power Corp.	446,100	9,128
*	Celestica Inc.	906,908	8,998
*	WSP Global Inc.	289,015	8,659
^	Russel Metals Inc.	335,032	8,630
	Toromont Industries Ltd.	372,183	8,598
*,^ B2Gold Corp.		3,595,189	8,490
*,^ Tahoe Resources Inc.		474,690	8,430
	Secure Energy Services Inc.	569,501	8,294
*	Paladin Labs Inc.	73,900	8,228
	Pason Systems Inc.	362,935	8,196
^	Trilogy Energy Corp.	338,880	7,786
	HudBay Minerals Inc.	962,833	7,642
^	Superior Plus Corp.	694,380	7,631
	IAMGOLD Corp.	2,045,792	7,513
	RONA Inc.	666,900	7,479
	Dundee REIT Class A	277,600	7,305
	Jean Coutu Group PJC Inc. Class A	421,710	7,300
	First Capital Realty Inc.	454,267	7,134
	FirstService Corp.	176,857	7,133
^	Canadian REIT	183,147	6,992
^	Calloway REIT	313,100	6,986
^	Bonterra Energy Corp.	149,734	6,902
*	Dominion Diamond Corp.	466,092	6,788
^	Genworth MI Canada Inc.	225,780	6,753
	Boardwalk REIT	127,886	6,717
^	Northland Power Inc.	453,638	6,635
*,^ First Majestic Silver Corp.		632,100	6,601
	Alamos Gold Inc.	696,367	6,390
^	AuRico Gold Inc.	1,367,953	6,276
^	Laurentian Bank of Canada	152,577	6,265
	Trinidad Drilling Ltd.	753,884	6,261
	Maple Leaf Foods Inc.	429,655	6,076
^	Manitoba Telecom Services Inc.	227,481	6,050
^	Lightstream Resources Ltd.	1,084,473	6,047
^	Parkland Fuel Corp.	367,122	5,927
	Algonquin Power & Utilities Corp.	884,100	5,787
	Enerflex Ltd.	415,761	5,786
	North West Co. Inc.	253,421	5,784
	Canadian Apartment Properties REIT	296,400	5,639
^	Cominar REIT	331,905	5,537
	Stella-Jones Inc.	232,780	5,447
*	ATS Automation Tooling Systems Inc.	436,200	5,444
*	Bankers Petroleum Ltd.	1,396,900	5,368
^	Allied Properties REIT	181,800	5,338
*	NuVista Energy Ltd.	720,500	5,331
*	Capstone Mining Corp.	2,043,700	5,303
*,^ Westport Innovations Inc.		310,353	5,289

^	Just Energy Group Inc.	734,825	5,153
	Sherritt International Corp.	1,623,100	5,013
^	Emera Inc.	177,510	5,000
	Dorel Industries Inc. Class B	137,270	4,989
	Calfrac Well Services Ltd.	185,100	4,956
*	Kelt Exploration Ltd.	510,506	4,950
	AGF Management Ltd. Class B	483,219	4,946
	Innergex Renewable Energy Inc.	520,659	4,890
*,^ Detour Gold Corp.		759,422	4,882
	SEMAFO Inc.	1,488,170	4,797
^	Artis REIT	338,000	4,580
	Chartwell Retirement Residences	467,567	4,471
	Transcontinental Inc. Class A	353,331	4,451
	Canexus Corp.	857,578	4,427
*	Crew Energy Inc.	676,380	4,403
*	Imperial Metals Corp.	289,175	4,367
*	Birchcliff Energy Ltd.	567,097	4,303
	Granite REIT	123,746	4,243
	Aecon Group Inc.	304,600	4,234
	Nevsun Resources Ltd.	1,112,090	4,084
	Norbord Inc.	143,300	4,018
	Cott Corp.	508,934	4,003
*	Legacy Oil & Gas Inc.	782,470	3,955
*	Dundee Corp. Class A	237,581	3,912
*,^ China Gold International Resources Corp. Ltd.		1,337,690	3,819
*,^ NovaGold Resources Inc.		1,307,897	3,817
*,^ Torex Gold Resources Inc.		3,695,048	3,815
*	Dream Unlimited Corp.	267,481	3,811
*	Advantage Oil & Gas Ltd.	917,997	3,734
*	Argonaut Gold Inc.	801,465	3,612
*,^ Silver Standard Resources Inc.		445,356	3,495
*	Great Canadian Gaming Corp.	271,700	3,379
*	BlackPearl Resources Inc.	1,473,700	3,308
	Centerra Gold Inc.	853,716	3,304
	Martinrea International Inc.	392,900	3,284
	Savanna Energy Services Corp.	462,200	3,270
	Canaccord Genuity Group Inc.	523,247	3,213
*	Nordion Inc.	331,390	3,160
	Major Drilling Group International Inc.	428,584	3,109
*,^ OceanaGold Corp.		1,699,300	3,082
^	Extendicare Inc.	473,688	3,037
*	Atrium Innovations Inc.	140,800	3,032
*,^ Denison Mines Corp.		1,993,758	2,793
	Cogeco Cable Inc.	58,990	2,694
	Alacer Gold Corp.	1,269,961	2,680
^	Morguard REIT	169,900	2,494
*	Endeavour Silver Corp.	561,104	2,443
^	Silvercorp Metals Inc.	934,651	2,392
*,^ Thompson Creek Metals Co. Inc.		918,900	2,351
*,^ Pretium Resources Inc.		397,945	2,330
	Northern Property REIT	84,473	2,206
*,^ Dundee Precious Metals Inc.		601,900	2,156
*	Taseko Mines Ltd.	1,032,843	2,105
	Cascades Inc.	341,125	2,101
*,^ Seabridge Gold Inc.		258,993	2,086
^	Wi-Lan Inc.	636,230	1,902
*	Rubicon Minerals Corp.	1,491,017	1,901

	Torstar Corp. Class B	386,880	1,872
*	Continental Gold Ltd.	576,571	1,807
	GMP Capital Inc.	260,800	1,702
	Sprott Inc.	621,413	1,674
^	Atlantic Power Corp.	621,023	1,628
*,^ Gabriel Resources Ltd.		1,337,600	1,417
^	First National Financial Corp.	64,720	1,312
	Reitmans Canada Ltd. Class A	260,130	1,299
^	InnVest REIT	231,000	1,058
	Bombardier Inc. Class A	272,943	997
*	Katanga Mining Ltd.	2,637,905	971
*,^ Niko Resources Ltd.		338,373	787
*,^ Westport Innovations Inc.		38,000	647
*,^ SouthGobi Resources Ltd.		233,327	149
*	Poseidon Concepts Corp.	320,721	1
			7,800,252
Chile (0.3%)
	Empresas COPEC SA	2,075,732	24,267
	Banco de Chile	188,687,831	23,206
	Enersis SA	83,923,006	22,177
	Latam Airlines Group SA	1,537,182	21,317
	SACI Falabella	2,636,748	20,641
	Empresa Nacional de Electricidad SA	13,602,100	17,556
	Cencosud SA	6,162,665	17,435
	Empresas CMPC SA	8,003,185	16,916
	Banco Santander Chile	250,860,642	12,606
	Banco de Credito e Inversiones	235,121	12,593
	Aguas Andinas SA Class A	16,054,582	10,262
	Corpbanca SA	881,817,871	9,697
	Cia Cervecerias Unidas SA	820,882	8,745
	Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	346,008	8,682
	Colbun SA	38,763,163	8,505
	Sociedad Matriz Banco de Chile Class B	25,347,841	7,758
	ENTEL Chile SA	605,426	7,285
	AES Gener SA	13,231,454	6,548
	Enersis SA ADR	482,555	6,404
	Empresa Nacional de Electricidad SA ADR	164,653	6,352
	CAP SA	406,830	5,943
	Vina Concha y Toro SA	3,048,861	5,494
	Sonda SA	2,612,347	5,124
	Embotelladora Andina SA Prior Pfd.	1,293,568	4,816
	Banco Santander Chile ADR	229,722	4,475
	Parque Arauco SA	2,405,048	4,109
	Sociedad Quimica y Minera de Chile SA ADR	160,064	3,987
	Inversiones Aguas Metropolitanas SA	2,454,635	3,953
	E.CL SA	2,854,631	3,462
	Latam Airlines Group SA	217,064	3,175
	Ripley Corp. SA	4,901,103	2,762
	CFR Pharmaceuticals SA	11,194,085	2,267
	Sociedad Matriz SAAM SA	28,493,497	2,239
	Inversiones La Construccion SA	186,842	2,221
	Administradora de Fondos de Pensiones Habitat SA	1,750,298	2,206
	Sigdo Koppers SA	1,468,968	2,063
	Salfacorp SA	2,152,322	1,853
	Besalco SA	2,187,490	1,792
*	Cia Sud Americana de Vapores SA	43,542,122	1,770
	Latam Airlines Group SA ADR	73,423	1,021

	Masisa SA	14,524,194	707
	Norte Grande SA	109,877,749	345
			334,736
China (3.6%)
	Tencent Holdings Ltd.	5,050,215	348,604
	China Mobile Ltd.	28,629,500	273,128
	China Construction Bank Corp.	396,685,340	272,607
	Industrial & Commercial Bank of China Ltd.	396,199,760	242,853
	Bank of China Ltd.	413,911,306	173,641
	CNOOC Ltd.	88,458,000	136,774
	China Life Insurance Co. Ltd.	40,872,000	111,302
	PetroChina Co. Ltd.	115,890,000	111,185
	China Petroleum & Chemical Corp.	140,326,400	110,433
	Ping An Insurance Group Co. of China Ltd.	10,486,200	83,642
	China Overseas Land & Investment Ltd.	22,455,680	60,136
	Agricultural Bank of China Ltd.	126,893,826	54,828
	China Shenhua Energy Co. Ltd.	18,699,000	47,757
	China Merchants Bank Co. Ltd.	25,175,622	43,854
	China Pacific Insurance Group Co. Ltd.	12,196,838	43,675
	Hengan International Group Co. Ltd.	4,021,000	43,002
	Lenovo Group Ltd.	33,306,000	42,920
	China Telecom Corp. Ltd.	88,906,000	41,062
	China Unicom Hong Kong Ltd.	24,701,694	32,219
	Belle International Holdings Ltd.	28,780,000	30,626
	Bank of Communications Co. Ltd.	44,324,150	28,466
	China Minsheng Banking Corp. Ltd.	27,922,932	27,196
	Kunlun Energy Co. Ltd.	16,002,300	26,363
	Great Wall Motor Co. Ltd.	5,651,500	26,320
	China Oilfield Services Ltd.	9,944,000	26,251
	ENN Energy Holdings Ltd.	4,030,000	26,058
^	Anhui Conch Cement Co. Ltd.	6,555,000	25,052
	China Resources Power Holdings Co. Ltd.	10,423,600	24,561
	Beijing Enterprises Holdings Ltd.	2,863,000	24,350
	China Resources Land Ltd.	10,266,000	24,204
	Dongfeng Motor Group Co. Ltd.	16,096,000	23,500
	Brilliance China Automotive Holdings Ltd.	15,024,000	22,891
	PICC Property & Casualty Co. Ltd.	16,401,344	21,832
	China Merchants Holdings International Co. Ltd.	6,304,000	21,464
	China CITIC Bank Corp. Ltd.	41,794,446	19,948
	China Resources Enterprise Ltd.	6,532,000	19,453
	China Everbright International Ltd.	14,458,000	18,852
	China Communications Construction Co. Ltd.	24,146,000	17,471
	Shimao Property Holdings Ltd.	7,440,500	16,244
*,^ GCL-Poly Energy Holdings Ltd.		47,533,000	16,189
	China Longyuan Power Group Corp.	13,254,000	15,786
	China State Construction International Holdings Ltd.	8,563,442	15,570
	Huaneng Power International Inc.	16,682,000	15,392
*,^ Byd Co. Ltd.		3,246,000	15,327
	China National Building Material Co. Ltd.	15,940,000	15,226
	Tsingtao Brewery Co. Ltd.	2,074,000	15,065
^	CSPC Pharmaceutical Group Ltd.	18,034,000	14,867
	Sinopharm Group Co. Ltd.	5,321,200	14,826
	China Resources Gas Group Ltd.	4,311,000	13,302
	Jiangxi Copper Co. Ltd.	7,333,000	13,165
	Country Garden Holdings Co. Ltd.	23,891,284	13,046
^	Beijing Enterprises Water Group Ltd.	22,998,000	12,925
^	Evergrande Real Estate Group Ltd.	31,479,883	12,625

	Sino Biopharmaceutical Ltd.	14,592,000	12,381
	Haier Electronics Group Co. Ltd.	4,140,000	12,131
	Guangzhou Automobile Group Co. Ltd.	12,109,883	11,878
	CITIC Securities Co. Ltd.	5,184,500	11,751
	China Vanke Co. Ltd. Class B	7,145,345	11,750
	China Gas Holdings Ltd.	8,336,000	11,647
	Guangdong Investment Ltd.	12,336,000	11,514
*	New China Life Insurance Co. Ltd.	3,918,517	11,473
	Shandong Weigao Group Medical Polymer Co. Ltd.	9,784,000	11,370
*	China Cinda Asset Management Co. Ltd.	17,491,000	11,309
	COSCO Pacific Ltd.	8,872,000	11,257
^	China Coal Energy Co. Ltd.	22,507,000	11,133
	GOME Electrical Appliances Holding Ltd.	63,222,612	10,921
	Haitong Securities Co. Ltd.	7,491,600	10,834
	Sihuan Pharmaceutical Holdings Group Ltd.	9,891,000	10,630
	Sino-Ocean Land Holdings Ltd.	19,597,500	10,522
	Shenzhou International Group Holdings Ltd.	3,041,000	10,416
^	Kingsoft Corp. Ltd.	3,199,000	10,375
	Longfor Properties Co. Ltd.	7,445,000	10,327
	Weichai Power Co. Ltd.	2,659,560	9,969
	Geely Automobile Holdings Ltd.	24,370,000	9,904
	Inner Mongolia Yitai Coal Co. Ltd. Class B	6,364,694	9,862
	China Railway Group Ltd.	20,900,000	9,218
2	People's Insurance Co. Group of China Ltd.	20,717,000	8,883
	Shanghai Industrial Holdings Ltd.	2,655,000	8,852
^	CITIC Pacific Ltd.	7,054,000	8,822
	Zhuzhou CSR Times Electric Co. Ltd.	2,777,000	8,634
	China Railway Construction Corp. Ltd.	10,314,800	8,565
	Kingboard Chemical Holdings Ltd.	3,726,900	8,379
	Jiangsu Expressway Co. Ltd.	6,618,000	8,372
	Chongqing Changan Automobile Co. Ltd. Class B	4,607,113	8,308
	Fosun International Ltd.	7,701,500	8,236
^	Yanzhou Coal Mining Co. Ltd.	10,759,956	8,075
*,^ Hanergy Solar Group Ltd.		56,294,000	7,937
	SOHO China Ltd.	9,970,000	7,900
*,^ Aluminum Corp. of China Ltd.		21,685,971	7,735
^,2 Sinopec Engineering Group Co. Ltd.		6,043,000	7,723
	Shanghai Pharmaceuticals Holding Co. Ltd.	3,108,200	7,648
	CSR Corp. Ltd.	10,361,000	7,566
	Haitian International Holdings Ltd.	3,481,000	7,528
	China International Marine Containers Group Co. Ltd.	3,228,653	7,473
	Nine Dragons Paper Holdings Ltd.	8,678,669	7,469
	China Communications Services Corp. Ltd.	13,843,600	7,442
*	China Taiping Insurance Holdings Co. Ltd.	4,278,000	7,412
	Zhejiang Expressway Co. Ltd.	8,048,000	7,236
	China Resources Cement Holdings Ltd.	10,523,845	7,205
	ANTA Sports Products Ltd.	4,908,000	7,147
^	Zijin Mining Group Co. Ltd.	32,945,000	7,131
*,^ ZTE Corp.		3,477,982	7,110
	Beijing Capital International Airport Co. Ltd.	9,134,000	6,961
	Guangzhou R&F Properties Co. Ltd.	5,220,800	6,904
^	Biostime International Holdings Ltd.	787,500	6,778
	Franshion Properties China Ltd.	20,142,000	6,468
	China Everbright Ltd.	4,734,000	6,425
	Chongqing Rural Commercial Bank	15,007,000	6,340
	Air China Ltd.	9,794,000	6,320
^	Sinopec Kantons Holdings Ltd.	5,404,000	6,231

	AviChina Industry & Technology Co. Ltd.	10,708,000	6,228
	Datang International Power Generation Co. Ltd.	15,574,000	6,219
	Lee & Man Paper Manufacturing Ltd.	9,204,000	6,215
	Agile Property Holdings Ltd.	6,748,000	6,213
	Skyworth Digital Holdings Ltd.	11,419,000	6,207
*,^ China Huishan Dairy Holdings Co. Ltd.		18,679,467	6,192
	Far East Horizon Ltd.	8,457,598	6,086
*,^ Hunan Nonferrous Metal Corp. Ltd.		19,394,000	6,073
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	7,446,622	6,005
	Tong Ren Tang Technologies Co. Ltd.	1,731,000	5,946
	Shenzhen International Holdings Ltd.	46,005,000	5,927
	Greentown China Holdings Ltd.	4,160,000	5,915
*,^ China COSCO Holdings Co. Ltd.		14,164,000	5,913
	Travelsky Technology Ltd.	5,535,000	5,812
	China BlueChemical Ltd.	10,168,000	5,625
^	China Medical System Holdings Ltd.	4,771,500	5,447
	Sinopec Shanghai Petrochemical Co. Ltd.	18,977,000	5,382
	Intime Retail Group Co. Ltd.	5,359,000	5,378
*,^ China Modern Dairy Holdings Ltd.		11,499,000	5,337
	Yuexiu Property Co. Ltd.	25,950,000	5,297
^	Sunac China Holdings Ltd.	8,819,000	5,275
	Shanghai Electric Group Co. Ltd.	16,214,000	5,159
^	China South City Holdings Ltd.	9,924,000	5,114
	China Agri-Industries Holdings Ltd.	11,370,400	5,049
	CIMC Enric Holdings Ltd.	3,116,000	4,954
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,598,500	4,917
	BBMG Corp.	6,276,000	4,870
*,^ China Shipping Container Lines Co. Ltd.		20,272,000	4,746
	Poly Property Group Co. Ltd.	9,742,000	4,665
	Zhongsheng Group Holdings Ltd.	3,155,000	4,662
^	Golden Eagle Retail Group Ltd.	3,308,000	4,521
*	Coolpad Group Ltd.	8,330,000	4,445
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,722,710	4,437
*,2 China Galaxy Securities Co. Ltd.		6,169,500	4,401
*	Li Ning Co. Ltd.	5,545,249	4,400
*,^ China Yurun Food Group Ltd.		7,387,413	4,334
	Shenzhen Investment Ltd.	12,048,000	4,277
	Digital China Holdings Ltd.	4,366,000	4,273
^	China Power International Development Ltd.	12,774,000	4,271
*,^ China Shipping Development Co. Ltd.		6,878,000	4,088
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,439,000	4,083
*,^ China Resources and Transportation Group Ltd.		76,500,000	4,066
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	1,216,000	3,953
	Sinotrans Ltd.	9,279,000	3,864
*,^ Angang Steel Co. Ltd.		5,966,000	3,751
	Wumart Stores Inc.	2,892,000	3,686
*	Kingdee International Software Group Co. Ltd.	9,663,600	3,653
*	Huishang Bank Corp. Ltd.	7,845,665	3,629
*,^ China High Speed Transmission Equipment Group Co. Ltd.		5,646,000	3,414
*	China Power New Energy Development Co. Ltd.	34,100,000	3,388
^	Tibet 5100 Water Resources Holdings Ltd.	7,772,000	3,381
^	China Oil & Gas Group Ltd.	19,740,000	3,360
	Guangshen Railway Co. Ltd.	7,714,000	3,318
*,^ VODone Ltd.		17,502,000	3,259
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	1,256,381	3,207
	CSG Holding Co. Ltd. Class B	4,054,946	3,205
	KWG Property Holding Ltd.	6,127,500	3,193

	China Southern Airlines Co. Ltd.	9,300,000	3,189
*	Hopson Development Holdings Ltd.	3,448,000	3,181
	China Shanshui Cement Group Ltd.	9,435,000	3,129
*	China Metal Recycling Holdings Ltd.	2,568,000	3,119
^	Ajisen China Holdings Ltd.	2,600,000	3,058
	Huadian Power International Corp. Ltd.	7,342,000	3,046
^	Huaneng Renewables Corp. Ltd.	7,266,000	3,020
	China Molybdenum Co. Ltd.	7,181,000	2,997
^	Phoenix Satellite Television Holdings Ltd.	8,164,000	2,990
^	Sunny Optical Technology Group Co. Ltd.	3,619,000	2,970
*	China Lesso Group Holdings Ltd.	4,772,000	2,936
	China Dongxiang Group Co.	15,056,000	2,930
^	Zhaojin Mining Industry Co. Ltd.	4,896,500	2,923
*	China Eastern Airlines Corp. Ltd.	8,458,000	2,846
*	China ZhengTong Auto Services Holdings Ltd.	4,628,500	2,797
*	Renhe Commercial Holdings Co. Ltd.	55,987,635	2,776
^	Dah Chong Hong Holdings Ltd.	4,751,000	2,774
^	China Overseas Grand Oceans Group Ltd.	3,327,500	2,684
	Bosideng International Holdings Ltd.	14,874,000	2,682
	Lao Feng Xiang Co. Ltd. Class B	1,093,375	2,676
	Anxin-China Holdings Ltd.	10,476,000	2,660
	Weifu High-Technology Group Co. Ltd. Class B	750,332	2,589
^	NetDragon Websoft Inc.	1,256,008	2,584
*,^ Kaisa Group Holdings Ltd.		8,569,000	2,532
*	Metallurgical Corp. of China Ltd.	14,345,063	2,513
^	China Singyes Solar Technologies Holdings Ltd.	2,171,400	2,475
*,^ China Precious Metal Resources Holdings Co. Ltd.		17,076,000	2,462
^	Dongfang Electric Corp. Ltd.	1,788,200	2,461
^	Xinjiang Goldwind Science & Technology Co. Ltd.	2,299,400	2,440
	China Shineway Pharmaceutical Group Ltd.	1,650,000	2,437
	XTEP International Holdings	4,837,000	2,427
^	China Lumena New Materials Corp.	13,488,000	2,399
*,^ Glorious Property Holdings Ltd.		14,848,000	2,396
	Sinotrans Shipping Ltd.	7,229,500	2,376
	Lijun International Pharmaceutical Holding Co. Ltd.	7,204,000	2,340
^	Baoxin Auto Group Ltd.	2,753,000	2,300
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	1,013,810	2,295
	Guangzhou Shipyard International Co. Ltd.	1,075,800	2,293
^	Shenguan Holdings Group Ltd.	5,212,000	2,292
^	Daphne International Holdings Ltd.	4,414,000	2,265
*,^ Maanshan Iron & Steel		9,386,000	2,258
^	Hengdeli Holdings Ltd.	10,621,600	2,247
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,117,509	2,233
*	China Zhongwang Holdings Ltd.	7,497,895	2,232
^	China Datang Corp. Renewable Power Co. Ltd.	11,354,000	2,225
	Hangzhou Steam Turbine Co. Class B	1,644,436	2,184
	Luthai Textile Co. Ltd. Class B	1,576,500	2,179
	Jiangsu Future Land Co. Ltd. Class B	3,691,800	2,177
	Xingda International Holdings Ltd.	3,982,000	2,171
^	Fufeng Group Ltd.	5,489,600	2,138
*	BYD Electronic International Co. Ltd.	4,301,000	2,118
	Kingboard Laminates Holdings Ltd.	5,649,500	2,105
	Guangdong Electric Power Development Co. Ltd. Class B	3,531,300	2,083
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	6,812,000	2,083
*,^ Sinopec Yizheng Chemical Fibre Co. Ltd.		11,271,000	2,063
*	Tech Pro Technology Development Ltd.	4,158,000	2,021
	Tianneng Power International Ltd.	4,568,000	2,015

	Harbin Electric Co. Ltd.	3,654,000	2,015
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	2,194,376	2,008
*	Livzon Pharmaceutical Group Inc.	329,111	1,988
^	Dongyue Group Ltd.	5,576,000	1,976
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	4,635,667	1,943
*,^ Lonking Holdings Ltd.		9,594,000	1,930
*,^ China Machinery Engineering Corp.		2,574,000	1,925
*	China WindPower Group Ltd.	19,830,000	1,920
	China Merchants Property Development Co. Ltd. Class B	747,009	1,907
*,^ CIFI Holdings Group Co. Ltd.		8,988,000	1,834
^	Fantasia Holdings Group Co. Ltd.	10,749,000	1,819
*,^ Chinasoft International Ltd.		6,020,000	1,808
	Dazhong Transportation Group Co. Ltd. Class B	2,729,300	1,807
^	Yuexiu Transport Infrastructure Ltd.	3,618,000	1,791
	Sinotruk Hong Kong Ltd.	3,485,000	1,787
	Beijing Capital Land Ltd.	5,228,000	1,779
	NVC Lighting Holding Ltd.	6,682,000	1,747
^	Billion Industrial Holdings Ltd.	3,079,500	1,742
	Jiangling Motors Corp. Ltd. Class B	480,843	1,723
^	China Water Affairs Group Ltd.	5,538,000	1,720
	Hubei Sanonda Co. Ltd. Class B	1,695,900	1,716
	Shenzhen Expressway Co. Ltd.	3,878,000	1,712
*	BOE Technology Group Co. Ltd. Class B	6,845,708	1,706
*	CITIC Resources Holdings Ltd.	13,882,600	1,700
*,^ MMG Ltd.		8,332,000	1,700
^	Tiangong International Co. Ltd.	6,150,000	1,651
*	China Huiyuan Juice Group Ltd.	2,866,000	1,631
	China National Accord Medicines Corp. Ltd. Class B	315,600	1,615
*	North Mining Shares Co. Ltd.	38,050,000	1,593
^	Lianhua Supermarket Holdings Co. Ltd.	2,692,000	1,573
	Sinofert Holdings Ltd.	10,648,000	1,565
*	Shanghai Industrial Urban Development Group Ltd.	7,162,000	1,552
	Welling Holding Ltd.	4,779,200	1,504
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,391,225	1,482
	Wasion Group Holdings Ltd.	2,442,000	1,477
^	West China Cement Ltd.	12,682,000	1,475
*,^ China Foods Ltd.		4,202,000	1,465
	Shanghai Diesel Engine Co. Ltd. Class B	1,879,060	1,440
^	First Tractor Co. Ltd.	2,186,000	1,437
*,^ Comba Telecom Systems Holdings Ltd.		4,204,699	1,434
*	Tianjin Development Hldgs Ltd.	2,282,000	1,426
	Powerlong Real Estate Holdings Ltd.	7,419,000	1,413
*	Interchina Holdings Co.	21,995,000	1,389
	C C Land Holdings Ltd.	6,448,000	1,388
	Anhui Gujing Distillery Co. Ltd. Class B	619,200	1,363
	Shandong Chenming Paper Holdings Ltd. Class B	2,732,722	1,324
	Cosco International Holdings Ltd.	3,272,000	1,314
	Anhui Expressway Co. Ltd.	2,564,000	1,314
*,^ Mingfa Group International Co. Ltd.		5,014,000	1,314
^	Weiqiao Textile Co.	2,427,500	1,306
	Tianjin Port Development Holdings Ltd.	8,986,000	1,287
	China National Materials Co. Ltd.	6,347,000	1,220
*	Shanghai Haixin Group Co. Class B	2,339,894	1,206
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	1,201
	Sany Heavy Equipment International Holdings Co. Ltd.	4,598,000	1,198
	Shanghai Baosight Software Co. Ltd. Class B	578,670	1,193
	Sichuan Expressway Co. Ltd.	4,340,000	1,193

^	China Lilang Ltd.	1,988,000	1,185
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	761,100	1,184
^	Peak Sport Products Co. Ltd.	4,488,000	1,182
^	Vinda International Holdings Ltd.	745,000	1,177
	Shanghai Friendship Group Inc. Co. Class B	895,500	1,176
*,^ Shougang Concord International Enterprises Co. Ltd.		23,418,000	1,162
^	Yuanda China Holdings Ltd.	13,904,000	1,093
^	MIE Holdings Corp.	6,096,000	1,080
	Foshan Electrical and Lighting Co. Ltd. Class B	1,249,859	1,070
	TCL Multimedia Technology Holdings Ltd.	2,294,000	1,067
*	Sinolink Worldwide Holdings Ltd.	11,376,000	1,065
	Huaxin Cement Co. Ltd. Class B	702,730	1,019
	Qingling Motors Co. Ltd.	3,642,000	1,017
*	Great Wall Technology Co. Ltd.	2,574,000	1,011
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	2,193,300	1,007
	Dalian Port PDA Co. Ltd.	4,568,000	994
^	Maoye International Holdings Ltd.	6,358,000	963
	Huangshan Tourism Development Co. Ltd. Class B	750,900	928
	O-Net Communications Group Ltd.	2,931,000	920
	Double Coin Holdings Ltd. Class B	1,218,000	858
^	Real Nutriceutical Group Ltd.	3,993,000	855
^	361 Degrees International Ltd.	3,257,000	840
	China Automation Group Ltd.	4,021,000	830
*,^ Global Bio-Chem Technology Group Co. Ltd.		12,050,000	830
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	905,020	821
	Shanghai Highly Group Co. Ltd. Class B	1,425,400	815
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,316,000	803
*,^ China Rare Earth Holdings Ltd.		5,640,000	772
*	Chengde Nanjiang Co. Ltd. Class B	2,069,175	761
	Beijing North Star Co. Ltd.	3,522,000	743
^	China ITS Holdings Co. Ltd.	3,475,000	730
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,608,000	729
	Minmetals Land Ltd.	5,930,000	725
*,^ Sparkle Roll Group Ltd.		9,056,000	723
*	SGSB Group Co. Ltd. Class B	1,210,896	701
	Shandong Chenming Paper Holdings Ltd.	1,646,500	687
*	Kama Co. Ltd. Class B	1,275,600	676
*	Huadian Energy Co. Ltd. Class B	2,251,234	669
*	INESA Electron Co. Ltd. Class B	1,362,220	654
	Hainan Meilan International Airport Co. Ltd.	732,000	648
	Xiamen International Port Co. Ltd.	4,888,000	641
	Chongqing Machinery & Electric Co. Ltd.	5,486,000	637
	Bengang Steel Plates Co. Class B	1,993,172	628
	Eastern Communications Co. Ltd. Class B	1,274,400	625
*,^ Hidili Industry International Development Ltd.		4,856,000	607
	Jingwei Textile Machinery	776,000	607
*,^ Boshiwa International Holding Ltd.		2,777,000	601
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	4,691,000	598
*	Jinshan Development & Construction Co. Ltd. Class B	947,900	587
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,796,400	579
	China Fangda Group Co. Ltd. Class B	1,313,790	549
*	China Textile Machinery Class B	642,400	520
*,^ Xinjiang Xinxin Mining Industry Co. Ltd.		3,544,000	519
*,^ HKC Holdings Ltd.		16,443,000	519
*	SRE Group Ltd.	17,190,000	518
*	Shanghai Potevio Co. Ltd. Class B	739,700	501
*	Shanghai Dajiang Food Group Co. Ltd. Class B	1,319,101	496

	Changchai Co. Ltd. Class B	835,700	492
*,^ Winsway Coking Coal Holdings Ltd.		9,112,000	488
	Hefei Meiling Co. Ltd. Class B	779,600	486
*	Jinchuan Group International Resources Co. Ltd.	4,576,000	481
	Shanghai Yaohua Pilkington Glass Group Co. Ltd.	776,200	422
*	Chigo Holding Ltd.	17,208,000	414
	Foshan Huaxin Packaging Co. Ltd. Class B	782,392	395
	Dalian Refrigeration Co. Ltd. Class B	419,500	394
	Jinzhou Port Co. Ltd. Class B	902,600	362
	Fiyta Holdings Ltd. Class B	445,720	358
*	Chongqing Iron & Steel Co. Ltd.	2,524,000	356
*	Daqing Dairy Holdings Ltd.	1,578,000	341
*	Shenzhen International Enterprise Class B	229,100	337
*	Titan Petrochemicals Group Ltd.	10,180,000	323
	Chen Hsong Holdings	980,000	298
*	Shenzhen Nanshan Power Co. Ltd. Class B	873,563	293
	Wafangdian Bearing Co. Ltd. Class B	459,900	267
*	Shanghai Automation Instrumentation Co. Ltd. Class B	424,100	265
*,^ Dynasty Fine Wines Group Ltd.		1,342,000	249
	Lingbao Gold Co. Ltd.	1,316,000	233
*	China Tontine Wines Group Ltd.	4,750,000	204
*,^ Ausnutria Dairy Corp. Ltd.		1,045,000	196
*	China Green Holdings Ltd.	2,190,000	190
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*	China Kingstone Mining Holdings Ltd.	3,279,000	116
			4,017,078
Colombia (0.1%)
^	Ecopetrol SA ADR	723,333	24,781
	Ecopetrol SA	12,688,921	22,156
	Bancolombia SA ADR	468,452	20,584
	Grupo de Inversiones Suramericana SA	1,292,733	19,687
	Almacenes Exito SA	1,228,990	16,156
	Corp Financiera Colombiana SA	542,793	9,558
	Cementos Argos SA	2,165,300	8,947
	Grupo de Inversiones Suramericana SA Prior Pfd.	508,590	7,871
	Interconexion Electrica SA ESP	1,810,292	6,663
	Isagen SA ESP	4,469,024	6,518
*	Cemex Latam Holdings SA	919,436	6,157
	Banco Davivienda SA Prior Pfd.	550,796	5,847
	Grupo Aval Acciones y Valores Prior Pfd.	9,624,468	5,538
	Grupo Argos SA Prior Pfd.	234,933	2,119
			162,582
Czech Republic (0.0%)
	CEZ AS	880,217	22,272
	Komercni Banka AS	83,165	18,056
	Telefonica Czech Republic AS	544,497	7,891
			48,219
Denmark (1.0%)
*	Novo Nordisk A/S Class B	10,696,943	423,963
*	Danske Bank A/S	4,310,981	97,365
	AP Moeller - Maersk A/S Class B	7,396	82,356
	Carlsberg A/S Class B	581,004	56,619
	Novozymes A/S	1,258,118	54,233
	Coloplast A/S Class B	560,957	42,116
	TDC A/S	4,331,396	40,719

	AP Moeller - Maersk A/S Class A	3,614	38,579
*	Vestas Wind Systems A/S	1,110,637	36,648
	Pandora A/S	583,817	33,349
	DSV A/S	936,047	30,038
	GN Store Nord A/S	985,017	23,377
*	Jyske Bank A/S	381,531	19,528
	Chr Hansen Holding A/S	493,906	19,085
^	FLSmidth & Co. A/S	284,286	15,138
	Topdanmark A/S	490,380	12,943
	Tryg A/S	130,272	12,435
*	William Demant Holding A/S	128,268	11,791
*	Sydbank A/S	386,361	9,835
*	Genmab A/S	216,963	8,596
	H Lundbeck A/S	305,877	7,575
	NKT Holding A/S	129,600	7,541
*	SimCorp A/S	204,210	7,464
	Rockwool International A/S Class B	38,758	7,028
	Royal UNIBREW	46,810	5,916
*	Matas A/S	199,111	5,374
^	ALK-Abello A/S	31,982	4,175
	Schouw & Co.	68,266	2,997
*	Auriga Industries Class B	72,790	2,291
	D/S Norden A/S	46,033	2,152
*,^ Bavarian Nordic A/S		122,631	2,127
	Solar A/S Class B	29,939	1,936
*	Alm Brand A/S	380,277	1,788
*	Bang & Olufsen A/S	164,490	1,680
*	Amagerbanken A/S	537,565	—
			1,128,757
Egypt (0.0%)
*	Global Telecom Holding GDR	2,596,259	8,616
*	Talaat Moustafa Group	1,864,744	1,923
	Commercial International Bank Egypt SAE	380,679	1,839
*	Egyptian Financial Group-Hermes Holding	718,557	1,168
	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,096
	Telecom Egypt Co.	431,535	920
	Egypt Kuwait Holding Co. SAE	367,852	364
			15,926
Finland (0.7%)
*	Nokia Oyj	20,570,228	142,522
	Sampo	2,584,449	119,906
^	Kone Oyj Class B	2,036,133	82,826
	Fortum Oyj	2,442,113	52,472
	Wartsila OYJ Abp	855,636	46,429
	UPM-Kymmene Oyj	2,879,252	44,115
	Nokian Renkaat Oyj	730,840	30,828
	Stora Enso Oyj	3,142,339	29,361
	Elisa Oyj	913,171	23,427
	Metso Oyj	730,249	22,863
	Pohjola Bank plc Class A	1,027,393	20,196
	Orion Oyj Class B	544,960	14,230
	Huhtamaki Oyj	568,116	14,094
	Kesko Oyj Class B	366,021	13,501
	Amer Sports Oyj	650,481	13,421
^	Neste Oil Oyj	698,983	12,467
	Konecranes Oyj	342,812	12,078

^	Outotec Oyj	1,005,182	10,246
	YIT Oyj	689,952	8,667
	Tieto Oyj	392,955	8,625
^	Cargotec Oyj Class B	221,639	7,877
	Kemira Oyj	499,757	6,950
*	Caverion Corp.	685,706	6,678
	Sponda Oyj	1,323,100	6,399
*	Valmet Corp.	718,131	6,058
	Uponor Oyj	361,628	5,795
^	Rautaruukki Oyj	430,333	5,095
	Metsa Board Oyj	1,117,570	4,445
	Citycon Oyj	1,297,360	4,423
	Raisio plc	710,179	4,308
*,^ Outokumpu Oyj		7,113,088	4,136
	Ramirent Oyj	346,401	4,104
^	Sanoma Oyj	444,429	3,507
	Lassila & Tikanoja Oyj	158,811	3,153
	Cramo Oyj	127,729	2,535
^	Stockmann OYJ Abp Class B	159,201	2,416
	Oriola-KD Oyj	565,244	2,005
	Finnair Oyj	319,141	1,197
*	Poyry Oyj	210,701	1,190
	F-Secure Oyj	388,660	1,121
	HKScan Oyj	144,763	724
			806,390
France (6.3%)
	Total SA	11,172,328	637,987
	Sanofi	6,294,913	616,191
	BNP Paribas SA	5,371,261	414,692
	AXA SA	10,300,133	270,335
	LVMH Moet Hennessy Louis Vuitton SA	1,362,429	242,395
^	Schneider Electric SA	3,002,228	242,078
	Societe Generale SA	3,925,987	221,999
	Air Liquide SA	1,711,818	214,756
	L'Oreal SA	1,285,153	211,020
	Airbus Group NV	2,875,632	203,818
	Danone	3,008,213	198,544
	Vivendi SA	6,988,637	187,447
	Vinci SA	2,645,358	172,827
	GDF Suez	7,171,720	158,110
	Orange SA	9,908,934	122,305
	Pernod Ricard SA	1,080,396	115,898
	Cie de St-Gobain	2,173,740	114,048
	Carrefour SA	3,279,296	112,701
	Essilor International SA	1,082,526	108,696
	Cie Generale des Etablissements Michelin	1,030,029	108,522
	Safran SA	1,442,398	102,603
	Kering	404,979	80,767
	Renault SA	913,226	79,490
	Legrand SA	1,440,465	76,376
	Publicis Groupe SA	860,766	76,286
*	Credit Agricole SA	5,488,791	73,807
	Lafarge SA	1,002,613	71,950
*	Alcatel-Lucent	14,846,069	59,991
	Cap Gemini SA	807,174	54,967
	Christian Dior SA	288,474	52,734
	SES SA	1,635,931	52,514

	Technip SA	584,909	49,819
^	Sodexo	497,872	49,012
	Electricite de France	1,429,897	48,564
	Valeo SA	420,119	46,908
	Accor SA	951,489	45,350
	Dassault Systemes	344,665	40,817
	Bouygues SA	980,830	37,417
	Zodiac Aerospace	208,021	36,638
	Veolia Environnement SA	2,319,297	36,411
	Thales SA	545,566	35,528
	Arkema SA	323,113	34,453
	AtoS	391,297	34,188
	Alstom SA	1,184,391	33,582
	Rexel SA	1,295,892	33,277
	Casino Guichard Perrachon SA	315,061	32,445
	Vallourec SA	632,636	31,528
	Bureau Veritas SA	1,204,211	31,283
	Edenred	1,098,424	30,672
	Natixis	5,096,288	29,975
	Iliad SA	125,407	28,712
	STMicroelectronics NV	3,473,985	28,456
	Groupe Eurotunnel SA	2,519,123	27,797
	SCOR SE	793,318	25,739
	Suez Environnement Co.	1,401,116	25,105
	Aeroports de Paris	216,873	24,475
	Klepierre	536,793	23,293
	Wendel SA	171,405	23,247
	Lagardere SCA	620,256	21,905
	Eutelsat Communications SA	695,513	21,099
*,^ Peugeot SA		1,337,479	20,494
^	Ingenico	234,590	20,159
	Teleperformance	309,152	18,086
	CNP Assurances	900,466	17,634
	Societe BIC SA	147,095	16,936
	Bollore SA	29,880	16,096
^	Neopost SA	188,567	15,976
	ICADE	178,498	15,646
	JCDecaux SA	364,421	15,542
	Eurazeo SA	212,255	15,183
	Fonciere Des Regions	184,673	15,139
	Hermes International	45,490	14,474
	Imerys SA	177,139	14,403
*	CGG SA	926,935	13,786
	Gecina SA	106,516	12,996
	Eiffage SA	221,829	12,880
	SEB SA	144,860	11,336
	Orpea	203,700	11,159
	Eurofins Scientific SE	43,754	11,135
	Rubis SCA	165,503	10,749
	Societe Television Francaise 1	579,138	10,694
*	Faurecia	260,475	10,274
	Havas SA	1,298,892	10,167
	Remy Cointreau SA	129,983	9,694
*	Air France-KLM	808,512	9,277
	Euler Hermes SA	71,607	8,785
	Plastic Omnium SA	333,204	8,618
^	Nexans SA	178,044	8,339

	BioMerieux	78,380	8,242
	IPSOS	187,257	8,030
	Metropole Television SA	362,673	7,858
*	Technicolor SA	1,468,765	7,282
	Etablissements Maurel et Prom	447,823	7,243
^	Bourbon SA	236,466	6,526
*	UBISOFT Entertainment	448,989	6,268
	Ipsen SA	146,813	6,159
	Vicat	86,690	6,061
	Altran Technologies SA	649,017	5,932
	Alten SA	121,996	5,509
	Virbac SA	24,411	5,452
	Nexity SA	126,589	5,053
	Medica SA	173,066	4,959
	Saft Groupe SA	136,216	4,769
^	Eramet	49,250	4,693
	Mercialys SA	228,685	4,683
	Rallye SA	113,765	4,463
^	Sartorius Stedim Biotech	24,631	4,395
	Vilmorin & Cie SA	30,626	4,010
	LISI	21,862	3,668
	Sopra Group SA	33,106	3,638
*	GameLoft SE	382,359	3,489
*	Beneteau SA	208,011	3,177
	Ciments Francais SA	36,619	2,894
	Societe d'Edition de Canal &	365,306	2,892
	Groupe Steria SCA	140,986	2,844
	Faiveley Transport SA	36,699	2,675
*	Club Mediterranee SA	109,779	2,570
	Mersen	70,873	2,216
	Boiron SA	30,758	2,177
*	Bull	420,685	2,090
	ALBIOMA	85,648	2,088
	Societe de la Tour Eiffel	31,096	2,081
*	FFP	33,234	1,923
	Bonduelle S.C.A.	72,438	1,838
	April	77,382	1,742
	MPI	437,317	1,716
*	Derichebourg SA	460,570	1,585
*	Groupe Fnac	50,827	1,575
*,^ SOITEC		749,333	1,491
	Assystem	51,991	1,450
	Stallergenes SA	17,853	1,365
*	Trigano SA	53,114	1,351
*	Parrot SA	47,093	1,295
*	Boursorama	109,122	1,274
	Jacquet Metal Service	66,705	1,219
*,^ Solocal Group		652,328	1,160
^	GL Events	49,678	1,129
*	Haulotte Group SA	70,399	1,041
^	Guerbet	24,252	836
	Manitou BF SA	47,532	833
	Seche Environnement SA	18,209	811
	Esso SA Francaise	11,880	665
	Maisons France Confort	15,402	627
*	Euro Disney SCA	95,938	554

Union Financiere de France BQE SA	18,455	449
		6,983,221
Germany (6.4%)
Bayer AG	4,548,103	598,797
^ Siemens AG	4,359,838	552,487
BASF SE	5,077,094	543,269
Daimler AG	5,253,733	439,829
Allianz SE	2,504,093	417,783
SAP AG	4,915,832	375,858
Deutsche Telekom AG	16,891,665	272,730
Deutsche Bank AG	5,607,119	271,202
Volkswagen AG Prior Pfd.	794,368	201,322
Bayerische Motoren Werke AG	1,785,563	194,416
Linde AG	1,016,119	192,419
E.ON SE	10,060,485	182,772
Muenchener Rueckversicherungs AG	876,712	180,988
Deutsche Post AG	5,221,726	180,608
Adidas AG	1,149,158	128,388
Continental AG	593,220	127,731
Fresenius SE & Co. KGaA	717,789	111,921
Henkel AG & Co. KGaA Prior Pfd.	954,477	103,435
RWE AG	2,659,802	98,436
Commerzbank AG	5,179,383	88,025
Fresenius Medical Care AG & Co. KGaA	1,182,488	83,176
Porsche Automobil Holding SE Prior Pfd.	839,641	82,161
Deutsche Boerse AG	1,009,338	77,619
Infineon Technologies AG	5,971,255	61,563
Henkel AG & Co. KGaA	626,637	60,943
* ThyssenKrupp AG	2,334,472	60,028
HeidelbergCement AG	772,446	57,466
Merck KGaA	354,815	55,012
Beiersdorf AG	548,157	54,232
* ProSiebenSat.1 Media AG	1,168,701	52,378
Brenntag AG	282,874	48,752
GEA Group AG	974,055	45,677
Volkswagen AG	161,913	39,345
^ K&S AG	1,047,695	31,149
Metro AG	729,821	30,090
LANXESS AG	454,148	29,795
* Deutsche Lufthansa AG	1,251,359	29,779
* QIAGEN NV	1,303,060	28,537
Symrise AG	608,492	27,727
* OSRAM Licht AG	462,948	27,053
United Internet AG	617,183	26,967
Hannover Rueck SE	330,487	26,209
Wirecard AG	572,675	25,008
Bilfinger SE	215,692	24,873
MAN SE	192,869	23,484
* Sky Deutschland AG	2,442,481	22,198
Hugo Boss AG	166,437	21,067
Freenet AG	584,516	17,832
Fuchs Petrolub SE Prior Pfd.	193,859	17,474
MTU Aero Engines AG	195,047	17,310
Deutsche Wohnen AG	917,801	17,179
LEG Immobilien AG	267,939	15,953
Stada Arzneimittel AG	327,558	15,614
Kabel Deutschland Holding AG	116,435	15,294

^	Celesio AG	462,141	15,270
	Fraport AG Frankfurt Airport Services Worldwide	199,151	14,719
	Axel Springer SE	228,503	14,624
*	Evonik Industries AG	381,109	14,385
	Aurubis AG	244,284	14,142
	Leoni AG	176,476	13,690
	Hochtief AG	162,642	12,956
*,^ TUI AG		759,263	12,938
	Software AG	338,822	12,582
*	MorphoSys AG	143,626	12,573
	Wincor Nixdorf AG	166,176	11,799
*	Telefonica Deutschland Holding AG	1,461,556	11,641
	Gerresheimer AG	172,437	11,590
	Rhoen Klinikum AG	380,080	11,197
	Deutsche Euroshop AG	251,317	10,606
	Suedzucker AG	417,771	10,415
	DMG MORI SEIKI AG	321,949	10,404
*	GAGFAH SA	684,791	9,831
^	GSW Immobilien AG	243,000	9,727
	Wacker Chemie AG	79,634	9,468
	Norma Group SE	171,654	9,277
	Salzgitter AG	208,228	9,207
^	SGL Carbon SE	245,038	9,152
*	Aareal Bank AG	243,937	8,981
	TAG Immobilien AG	676,165	8,184
*,^ KION Group AG		173,643	7,950
	Fielmann AG	68,032	7,591
*	Kloeckner & Co. SE	507,898	7,561
	Fuchs Petrolub SE	95,500	7,402
	KUKA AG	151,062	7,230
*	Aixtron SE	465,118	7,086
	Rational AG	21,851	6,718
*	Talanx AG	201,236	6,450
^	Pfeiffer Vacuum Technology AG	53,874	6,397
*	Dialog Semiconductor plc	324,521	6,310
	Jungheinrich AG Prior Pfd.	86,198	6,276
	Krones AG	78,293	6,261
	Gerry Weber International AG	140,162	6,231
	Duerr AG	73,246	6,167
*	Deutz AG	618,518	6,140
	Puma SE	20,050	5,693
	ElringKlinger AG	153,328	5,656
	CTS Eventim AG	106,187	5,422
	Bechtle AG	71,562	5,267
	Alstria Office REIT-AG	369,832	4,801
	Carl Zeiss Meditec AG	156,305	4,580
*	Nordex SE	330,381	4,410
	GFK SE	80,226	4,404
^	Vossloh AG	46,053	4,373
	KWS Saat AG	12,235	4,113
	Indus Holding AG	103,696	4,109
*,^ Heidelberger Druckmaschinen AG		997,923	4,105
^	Draegerwerk AG & Co. KGaA Prior Pfd.	33,503	4,078
	Rheinmetall AG	60,960	3,908
	Biotest AG Prior Pfd.	34,687	3,863
	BayWa AG	72,299	3,770
	Bertrandt AG	25,027	3,723

	Jenoptik AG	218,749	3,676
	Grenkeleasing AG	37,905	3,531
	Takkt AG	179,800	3,382
	Deutsche Postbank AG	63,318	3,202
	Hamburger Hafen und Logistik AG	126,899	3,170
	Generali Deutschland Holding AG	18,834	2,866
	KSB AG Prior Pfd.	4,721	2,822
	CAT Oil AG	121,305	2,756
	Sixt SE Prior Pfd.	92,330	2,525
	QSC AG	444,555	2,421
	Sixt SE	69,240	2,271
^	SMA Solar Technology AG	52,064	2,179
	Comdirect Bank AG	165,283	1,881
	Draegerwerk AG & Co. KGaA	17,750	1,799
	Kontron AG	251,186	1,741
*	Patrizia Immobilien AG	151,203	1,573
*	Deutsche Beteiligungs AG	52,409	1,566
*	Deutsche Wohnen AG	85,097	1,547
*	DIC Asset AG	164,290	1,480
	Bauer AG	44,195	1,128
^	Delticom AG	25,228	1,096
*	H&R AG	66,151	779
	CropEnergies AG	92,688	719
*,^ Air Berlin plc		247,722	669
	Bayerische Motoren Werke AG Prior Pfd.	522	42
	RWE AG Prior Pfd.	667	21
			7,049,605
Greece (0.1%)
	OPAP SA	1,143,693	14,750
	Piraeus Bank SA	5,254,770	12,220
*	Hellenic Telecommunications Organization SA ADR	1,341,580	9,673
*	Hellenic Telecommunications Organization SA	663,902	9,649
	National Bank of Greece SA	2,093,583	9,284
*	Alpha Bank AE	9,528,629	8,617
*	JUMBO SA	505,828	8,581
	Public Power Corp. SA	572,745	7,656
*	Titan Cement Co. SA	283,623	7,618
*	Alpha Bank Warrants Exp. 12/10/2017	3,508,634	6,104
*	Folli Follie SA	182,508	5,498
	Hellenic Petroleum SA	378,326	3,670
	Hellenic Exchanges SA	349,772	3,441
*	Mytilineos Holdings SA	436,910	3,424
	Motor Oil Hellas Corinth Refineries SA	288,245	3,321
*	Ellaktor SA	536,378	2,426
*	Eurobank Properties Real Estate Investment Co.	233,067	2,375
	Metka SA	138,482	2,200
*	Bank of Cyprus plc	7,567,873	2,113
	Athens Water Supply & Sewage Co. SA	168,839	1,733
*	Marfin Investment Group Holdings SA	2,952,029	1,681
	Intralot SA-Integrated Lottery Systems & Services	549,834	1,443
*	Frigoglass SA	146,887	872
*	Cyprus Popular Bank PCL	12,597,118	680
*	National Bank of Greece SA ADR	20,252	91
			129,120
Hong Kong (2.4%)
	AIA Group Ltd.	66,242,016	305,491

	Hutchison Whampoa Ltd.	13,132,075	161,369
*	Galaxy Entertainment Group Ltd.	11,460,811	111,357
	Cheung Kong Holdings Ltd.	7,249,960	107,408
	Sun Hung Kai Properties Ltd.	8,467,039	103,529
	Sands China Ltd.	13,261,921	102,410
	Hong Kong Exchanges and Clearing Ltd.	6,315,637	98,301
	Jardine Matheson Holdings Ltd.	1,310,000	70,251
	Hang Seng Bank Ltd.	4,200,850	65,790
	CLP Holdings Ltd.	8,465,343	64,412
	Hong Kong & China Gas Co. Ltd.	30,930,676	63,259
	BOC Hong Kong Holdings Ltd.	19,711,039	59,553
	Wharf Holdings Ltd.	8,296,270	56,684
	Link REIT	12,529,214	56,288
	Power Assets Holdings Ltd.	7,278,320	54,943
	Want Want China Holdings Ltd.	36,219,500	48,504
	Li & Fung Ltd.	31,644,479	43,574
	Jardine Strategic Holdings Ltd.	1,231,000	40,032
	Swire Pacific Ltd. Class A	3,727,108	39,861
	Hongkong Land Holdings Ltd.	6,446,000	38,849
	China Mengniu Dairy Co. Ltd.	7,549,000	34,433
	Hang Lung Properties Ltd.	12,242,915	33,619
	SJM Holdings Ltd.	10,026,219	31,371
	Henderson Land Development Co. Ltd.	5,664,634	30,188
	Bank of East Asia Ltd.	7,313,744	27,750
	Tingyi Cayman Islands Holding Corp.	10,396,000	27,029
	MTR Corp. Ltd.	7,611,424	26,750
	Wynn Macau Ltd.	6,054,580	25,899
	New World Development Co. Ltd.	20,517,674	25,593
	Sino Land Co. Ltd.	16,276,066	21,657
	Prada SPA	2,810,400	20,929
	Hang Lung Group Ltd.	4,470,000	20,605
*	Esprit Holdings Ltd.	10,149,303	19,151
	Wheelock & Co. Ltd.	4,623,464	18,839
	MGM China Holdings Ltd.	4,609,600	18,256
	Techtronic Industries Co.	6,878,000	17,592
^	AAC Technologies Holdings Inc.	3,846,000	16,608
	Swire Properties Ltd.	6,433,594	16,603
	Cheung Kong Infrastructure Holdings Ltd.	2,730,311	16,065
	Melco International Development Ltd.	4,346,000	15,832
	Sun Art Retail Group Ltd.	12,060,000	15,737
	Yue Yuen Industrial Holdings Ltd.	4,549,942	14,152
	Hysan Development Co. Ltd.	3,414,802	13,513
	Shangri-La Asia Ltd.	7,939,676	13,328
	Wing Hang Bank Ltd.	931,880	13,278
	First Pacific Co. Ltd.	12,738,395	12,687
	ASM Pacific Technology Ltd.	1,315,484	12,284
	Cathay Pacific Airways Ltd.	5,808,514	12,161
*,^ Semiconductor Manufacturing International Corp.		117,030,000	11,925
	Kerry Properties Ltd.	3,671,592	11,835
	NWS Holdings Ltd.	7,413,292	10,708
	VTech Holdings Ltd.	874,100	10,533
	Hopewell Holdings Ltd.	2,996,137	10,403
	Television Broadcasts Ltd.	1,589,600	9,918
	PCCW Ltd.	21,213,452	9,662
	Chow Tai Fook Jewellery Group Ltd.	5,955,400	8,741
	Xinyi Glass Holdings Ltd.	10,360,000	8,437
	New World China Land Ltd.	14,220,000	7,534

	Johnson Electric Holdings Ltd.	7,822,000	7,017
	NagaCorp Ltd.	7,236,000	6,862
	Minth Group Ltd.	3,276,000	6,318
*	FIH Mobile Ltd.	12,069,714	5,986
	Shui On Land Ltd.	18,863,763	5,952
^	Vitasoy International Holdings Ltd.	4,172,000	5,804
	Champion REIT	13,545,000	5,748
	Shun Tak Holdings Ltd.	9,842,500	5,669
	Pacific Basin Shipping Ltd.	9,214,000	5,633
*,^ Citic 21CN Co. Ltd.		11,756,000	5,565
^	Luk Fook Holdings International Ltd.	1,702,000	5,518
^	REXLot Holdings Ltd.	35,500,000	5,516
	Giordano International Ltd.	7,638,000	5,481
	Cafe de Coral Holdings Ltd.	1,752,000	5,374
	Huabao International Holdings Ltd.	10,472,000	5,341
	Shougang Fushan Resources Group Ltd.	19,461,018	5,327
	Towngas China Co. Ltd.	4,542,000	5,308
^	Uni-President China Holdings Ltd.	5,826,000	5,252
*	Kerry Logistics Network Ltd.	2,948,296	4,982
	L'Occitane International SA	2,381,500	4,711
	SA SA International Holdings Ltd.	4,874,000	4,635
	Lifestyle International Holdings Ltd.	2,527,500	4,521
*,^ Macau Legend Development Ltd.		4,670,000	4,489
	Great Eagle Holdings Ltd.	1,375,000	4,477
	Yuexiu REIT	9,513,000	4,474
	Orient Overseas International Ltd.	1,069,603	4,437
*,^ Brightoil Petroleum Holdings Ltd.		16,273,000	4,402
	K Wah International Holdings Ltd.	5,623,000	4,385
	Yingde Gases Group Co. Ltd.	4,971,500	4,369
	Chow Sang Sang Holdings International Ltd.	1,492,000	4,004
^	Newocean Energy Holdings Ltd.	4,652,000	3,918
^	Stella International Holdings Ltd.	1,517,000	3,573
	Pacific Textiles Holdings Ltd.	2,461,000	3,493
	Dah Sing Financial Holdings Ltd.	706,800	3,386
	Man Wah Holdings Ltd.	1,807,200	3,276
^	Truly International Holdings Ltd.	5,950,000	3,253
	Texwinca Holdings Ltd.	3,346,000	3,200
^	Ju Teng International Holdings Ltd.	4,782,000	3,159
^	SmarTone Telecommunications Holdings Ltd.	2,824,500	3,112
*	G-Resources Group Ltd.	121,319,559	3,072
^	Anton Oilfield Services Group	4,732,000	3,006
*,^ United Co. RUSAL plc		8,476,000	2,994
*	TCL Communication Technology Holdings Ltd.	2,612,000	2,824
	China Travel International Inv HK	14,386,000	2,737
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		15,202,304	2,663
	TCC International Holdings Ltd.	5,282,000	2,625
	Dah Sing Banking Group Ltd.	1,797,600	2,606
	Value Partners Group Ltd.	4,017,000	2,585
^	Honghua Group Ltd.	9,159,000	2,566
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,972,000	2,548
*	Xinchen China Power Holdings Ltd.	4,109,000	2,469
^	Hopewell Highway Infrastructure Ltd.	5,104,000	2,376
	Parkson Retail Group Ltd.	7,633,000	2,323
	Sunlight REIT	6,143,000	2,235
*,^ Langham Hospitality Investments and Langham Hospitality Investments Ltd.		4,602,621	2,185
	Singamas Container Holdings Ltd.	9,502,000	2,156
^	CITIC Telecom International Holdings Ltd.	7,149,875	2,151

*	Xinyi Solar Holdings Ltd.	9,666,000	2,029
	Kowloon Development Co. Ltd.	1,736,000	2,010
*,^ Sinopoly Battery Ltd.		43,920,000	1,842
*,^ United Laboratories International Holdings Ltd.		2,864,500	1,647
	HKR International Ltd.	3,521,600	1,627
	Prosperity REIT	5,497,000	1,572
	Road King Infrastructure Ltd.	1,649,000	1,502
*,^ Sino Oil And Gas Holdings Ltd.		56,015,000	1,466
^	Midland Holdings Ltd.	3,188,000	1,459
	Varitronix International Ltd.	1,285,000	1,397
^	Ports Design Ltd.	1,880,000	1,355
	Microport Scientific Corp.	2,081,000	1,341
^	SOCAM Development Ltd.	1,356,353	1,306
	Regal Hotels International Holdings Ltd.	2,500,000	1,302
	New World Department Store China Ltd.	2,562,000	1,301
^	Trinity Ltd.	4,568,000	1,300
*,^ Lai Sun Development		50,702,833	1,267
^	China Aerospace International Holdings Ltd.	12,512,000	1,262
*,^ Yanchang Petroleum International Ltd.		22,970,000	1,251
^	Hutchison Harbour Ring Ltd.	14,568,000	1,177
	Yip's Chemical Holdings Ltd.	1,370,000	1,107
	AMVIG Holdings Ltd.	2,512,000	1,032
	Emperor Watch & Jewellery Ltd.	15,610,000	1,019
*	L'sea Resources International Holdings Ltd.	19,500,000	966
^	Polytec Asset Holdings Ltd.	6,060,000	882
	TPV Technology Ltd.	4,244,000	881
	YGM Trading Ltd.	360,000	779
*	Top Frontier Investment Holdings Inc	484,919	770
*	Hong Kong Television Network Ltd.	2,058,000	769
*	CST Mining Group Ltd.	95,320,000	745
	Dickson Concepts International Ltd.	1,168,000	660
^	Far East Consortium International Ltd.	1,750,000	644
	EVA Precision Industrial Holdings Ltd.	4,588,000	578
*	China Forestry Holdings Co. Ltd.	3,050,000	570
	IT Ltd.	2,186,000	555
*	Neo-Neon Holdings Ltd.	2,479,000	537
*	Inspur International Ltd.	2,571,000	524
*	Mongolia Energy Corp. Ltd.	16,502,000	520
*	Heng Tai Consumables Group Ltd.	23,145,000	496
	Henderson Investment Ltd.	5,554,000	441
*	Pou Sheng International Holdings Ltd.	9,611,750	436
*,^ Silver base Group Holdings Ltd.		3,334,225	417
	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
*,^ Mongolian Mining Corp.		3,138,500	340
	Oriental Press Group	2,534,000	287
*	Richly Field China Development Ltd.	13,280,000	257
*	PetroAsian Energy Holdings Ltd.	11,740,000	194
*	Sijia Group Co.	1,027,000	181
			2,643,927
Hungary (0.0%)
	OTP Bank plc	1,038,550	19,096
	MOL Hungarian Oil & Gas plc	256,350	15,726
*	Richter Gedeon Nyrt	765,568	15,503
	Magyar Telekom Telecommunications plc	2,336,059	3,136
			53,461

India (1.5%)
Infosys Ltd.	2,559,286	150,271
Reliance Industries Ltd.	8,711,535	115,685
Housing Development Finance Corp.	8,560,028	109,092
Tata Consultancy Services Ltd.	2,580,001	91,322
ITC Ltd.	10,450,716	53,908
Oil & Natural Gas Corp. Ltd.	11,299,592	49,077
HDFC Bank Ltd.	4,871,553	48,157
Sun Pharmaceutical Industries Ltd.	4,208,390	39,031
ICICI Bank Ltd.	2,503,670	38,731
Hindustan Unilever Ltd.	3,907,916	35,470
Bharti Airtel Ltd.	7,025,473	35,021
HCL Technologies Ltd.	1,447,658	33,585
Tata Motors Ltd.	5,219,124	28,977
Mahindra & Mahindra Ltd.	1,659,999	23,372
Axis Bank Ltd.	1,258,506	22,155
Sesa Sterlite Ltd.	7,246,854	21,745
NTPC Ltd.	10,809,721	21,696
Larsen & Toubro Ltd.	1,229,001	19,040
United Spirits Ltd.	470,353	18,450
Wipro Ltd.	1,987,818	18,243
HDFC Bank Ltd. ADR	523,755	16,388
Tech Mahindra Ltd.	570,885	16,283
State Bank of India	662,788	15,905
Kotak Mahindra Bank Ltd.	1,471,293	15,232
Hero MotoCorp Ltd.	440,247	13,757
Coal India Ltd.	3,455,113	13,591
Cairn India Ltd.	2,484,875	12,848
Bajaj Auto Ltd.	408,481	12,376
Asian Paints Ltd.	1,563,615	11,659
Cipla Ltd.	1,755,536	11,426
Lupin Ltd.	807,521	11,351
Wipro Ltd. ADR	868,476	11,238
Zee Entertainment Enterprises Ltd.	2,579,797	10,971
Dr Reddy's Laboratories Ltd.	254,087	10,589
GAIL India Ltd.	1,854,510	10,556
Power Grid Corp. of India Ltd.	6,894,567	10,472
Maruti Suzuki India Ltd.	396,024	10,302
Nestle India Ltd.	125,832	10,142
NMDC Ltd.	4,353,784	10,049
Idea Cellular Ltd.	4,318,164	9,888
Ultratech Cement Ltd.	361,455	9,873
ICICI Bank Ltd. ADR	296,222	9,529
JSW Steel Ltd.	644,347	9,405
Hindalco Industries Ltd.	5,011,827	8,705
Bharat Heavy Electricals Ltd.	3,170,794	8,678
IDFC Ltd.	5,752,460	8,573
Dr Reddy's Laboratories Ltd. ADR	203,317	8,482
Ambuja Cements Ltd.	3,348,011	8,482
IndusInd Bank Ltd.	1,405,399	8,431
Tata Steel Ltd.	1,456,727	8,237
Jindal Steel & Power Ltd.	2,061,112	8,227
Godrej Consumer Products Ltd.	653,043	7,816
Shriram Transport Finance Co. Ltd.	682,896	6,779
Indian Oil Corp. Ltd.	1,735,622	6,736
Reliance Communications Ltd.	3,350,690	6,616
Apollo Hospitals Enterprise Ltd.	430,644	6,370

Dabur India Ltd.	2,291,475	6,280
Adani Ports and Special Economic Zone Ltd.	2,671,847	6,259
* Oracle Financial Services Software Ltd.	114,462	5,861
Motherson Sumi Systems Ltd.	1,706,145	5,542
Tata Power Co. Ltd.	4,702,422	5,537
Adani Enterprises Ltd.	1,429,548	5,458
Bharat Petroleum Corp. Ltd.	934,372	5,415
Aurobindo Pharma Ltd.	721,953	5,409
GlaxoSmithKline Pharmaceuticals Ltd.	111,894	5,328
Rural Electrification Corp. Ltd.	1,860,192	5,322
Glenmark Pharmaceuticals Ltd.	583,153	5,194
Mahindra & Mahindra Financial Services Ltd.	1,316,834	5,108
DLF Ltd.	2,320,964	5,059
Oil India Ltd.	642,789	4,868
United Breweries Ltd.	365,471	4,844
Grasim Industries Ltd.	117,921	4,801
Yes Bank Ltd.	973,676	4,688
Divi's Laboratories Ltd.	217,951	4,581
Steel Authority of India Ltd.	4,430,800	4,541
LIC Housing Finance Ltd.	1,458,984	4,536
Reliance Infrastructure Ltd.	693,846	4,129
Marico Ltd.	1,205,797	4,112
Titan Co. Ltd.	1,152,936	4,079
Siemens Ltd.	460,165	4,035
Piramal Enterprises Ltd.	451,192	3,986
Bank of Baroda	453,592	3,976
ACC Ltd.	237,077	3,814
Power Finance Corp. Ltd.	1,740,407	3,788
Colgate-Palmolive India Ltd.	180,078	3,736
UPL Ltd.	1,242,900	3,721
* Federal Bank Ltd.	2,963,955	3,681
GlaxoSmithKline Consumer Healthcare Ltd.	53,412	3,636
* Ranbaxy Laboratories Ltd.	685,805	3,509
Mindtree Ltd.	154,275	3,498
Cadila Healthcare Ltd.	265,188	3,461
Jaiprakash Associates Ltd.	5,284,313	3,360
Reliance Capital Ltd.	637,179	3,286
Punjab National Bank	379,957	3,257
Havells India Ltd.	262,704	3,246
Shree Cement Ltd.	44,118	3,133
Castrol India Ltd.	648,682	3,047
* Jubilant Foodworks Ltd.	175,217	2,986
Tata Global Beverages Ltd.	1,320,183	2,973
* Reliance Power Ltd.	2,964,072	2,937
Aditya Birla Nuvo Ltd.	166,019	2,916
Hindustan Zinc Ltd.	1,395,911	2,884
Bharat Forge Ltd.	514,630	2,850
Container Corp. Of India	242,329	2,825
Infosys Ltd. ADR	48,100	2,818
Mphasis Ltd.	441,014	2,609
ABB India Ltd.	274,521	2,536
Eicher Motors Ltd.	34,306	2,532
Bharti Infratel Ltd.	911,097	2,503
Cummins India Ltd.	358,413	2,485
ING Vysya Bank Ltd.	294,622	2,466
Sun TV Network Ltd.	422,095	2,426
Jammu & Kashmir Bank Ltd.	101,454	2,246

NHPC Ltd.	7,754,085	2,210
* Just Dial Ltd.	97,240	2,206
CESC Ltd.	315,463	2,193
Bajaj Holdings and Investment Ltd.	146,118	2,152
MAX India Ltd.	708,400	2,142
Bajaj Finserv Ltd.	197,252	2,142
Ipca Laboratories Ltd.	161,185	2,130
State Bank of India GDR	44,251	2,124
Emami Ltd.	287,401	2,089
Bhushan Steel Ltd.	279,166	2,069
GMR Infrastructure Ltd.	6,017,374	1,948
Bank of India	626,825	1,921
Hexaware Technologies Ltd.	891,822	1,909
Bajaj Finance Ltd.	77,331	1,885
Torrent Pharmaceuticals Ltd.	218,086	1,878
Apollo Tyres Ltd.	1,038,906	1,863
Biocon Ltd.	252,454	1,747
Petronet LNG Ltd.	989,526	1,738
Exide Industries Ltd.	1,048,495	1,680
Canara Bank	465,988	1,648
Arvind Ltd.	688,549	1,631
Godrej Industries Ltd.	372,562	1,621
Hindustan Petroleum Corp. Ltd.	408,184	1,584
Indian Hotels Co. Ltd.	1,702,496	1,569
Tata Communications Ltd.	352,469	1,549
Thermax Ltd.	153,179	1,544
Bharat Electronics Ltd.	100,982	1,494
* Hathway Cable & Datacom Ltd.	365,832	1,489
* Adani Power Ltd.	2,857,890	1,467
Great Eastern Shipping Co. Ltd.	308,714	1,448
Crompton Greaves Ltd.	775,693	1,435
* Unitech Ltd.	7,020,507	1,415
JSW Energy Ltd.	1,986,161	1,396
Jain Irrigation Systems Ltd.	1,400,652	1,393
IFCI Ltd.	3,745,947	1,359
Tata Chemicals Ltd.	312,673	1,311
L&T Finance Holdings Ltd.	1,186,134	1,292
IDBI Bank Ltd.	1,383,963	1,229
Indiabulls Real Estate Ltd.	1,423,384	1,225
Ashok Leyland Ltd.	4,678,400	1,219
Tata Motors Ltd. ADR	41,400	1,153
Coromandel International Ltd.	341,651	1,111
Union Bank of India	643,173	1,106
* Sun Pharma Advanced Research Co. Ltd.	420,074	1,087
India Infoline Ltd.	1,038,988	1,043
South Indian Bank Ltd.	3,231,918	1,027
Wockhardt Ltd.	161,053	1,015
* Suzlon Energy Ltd.	5,906,791	996
Videocon Industries Ltd.	369,214	984
* Dish TV India Ltd.	1,273,851	970
* Housing Development & Infrastructure Ltd.	1,370,402	917
Syndicate Bank	677,452	916
Voltas Ltd.	529,473	895
Torrent Power Ltd.	589,579	888
Strides Arcolab Ltd.	144,344	865
McLeod Russel India Ltd.	207,548	850
UCO Bank	803,438	849

Oriental Bank of Commerce	303,413	837
Sobha Developers Ltd.	193,238	813
Engineers India Ltd.	347,094	805
CMC Ltd.	35,502	798
* Mangalore Refinery & Petrochemicals Ltd.	1,165,972	783
IRB Infrastructure Developers Ltd.	633,023	763
Radico Khaitan Ltd.	301,618	740
Gateway Distriparks Ltd.	366,184	733
PTC India Ltd.	828,779	731
Indian Overseas Bank	972,048	715
Indian Bank	446,933	697
Century Textiles & Industries Ltd.	146,811	691
Welspun Corp. Ltd.	730,328	666
Gujarat Mineral Development Corp. Ltd.	361,139	660
Indraprastha Gas Ltd.	166,125	657
The Ramco Cements Ltd.	254,252	657
India Cements Ltd.	765,131	655
Karnataka Bank Ltd.	428,195	649
Alstom T&D India Ltd.	221,038	649
* Amtek Auto Ltd.	608,481	622
Gujarat State Petronet Ltd.	685,028	605
TVS Motor Co. Ltd.	488,005	603
Central Bank Of India	828,062	598
Manappuram Finance Ltd.	1,909,801	598
Allahabad Bank	457,039	581
Sintex Industries Ltd.	1,065,524	579
Corp Bank	144,260	573
Financial Technologies India Ltd.	128,097	555
Gujarat Gas Co. Ltd.	142,571	552
Jindal Saw Ltd.	666,927	549
Raymond Ltd.	124,727	540
* Essar Oil Ltd.	741,889	525
Balrampur Chini Mills Ltd.	826,689	485
Andhra Bank	497,059	457
* Jet Airways India Ltd.	120,494	453
Shree Renuka Sugars Ltd.	1,505,103	446
Polaris Financial Technology Ltd.	202,268	439
Rolta India Ltd.	419,508	425
Multi Commodity Exchange of India Ltd.	53,177	425
NCC Ltd.	1,047,115	415
* Punj Lloyd Ltd.	855,476	388
* Pipavav Defence & Offshore Engineering Co. Ltd.	701,378	381
Gujarat State Fertilisers & Chemicals Ltd.	484,990	358
* Hindustan Construction Co. Ltd.	1,625,559	335
SREI Infrastructure Finance Ltd.	970,190	326
Vijaya Bank	554,172	325
Alstom India Ltd.	62,479	317
* Lanco Infratech Ltd.	2,754,258	312
Bombay Dyeing & Manufacturing Co. Ltd.	342,887	305
Chambal Fertilizers & Chemicals Ltd.	480,703	298
* Shipping Corp. of India Ltd.	507,169	297
* Schneider Electric Infrastructure Ltd.	249,320	256
Ruchi Soya Industries Ltd.	473,661	235
* Bajaj Hindusthan Ltd.	1,148,662	224
* Gujarat NRE Coke Ltd.	1,461,217	219
* Parsvnath Developers Ltd.	554,804	210
Sesa Sterlite Ltd. ADR	16,320	197

* Tata Teleservices Maharashtra Ltd.	1,686,903	192
* IVRCL Ltd.	893,283	156
Future Retail Ltd.	118,770	155
Monnet Ispat & Energy Ltd.	68,828	101
Era Infra Engineering Ltd.	280,522	65
Sunteck Realty Ltd.	14,438	62
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	56
* Marico Kaya Enterprises Ltd.	22,414	45
Jain Irrigation Systems Ltd.	32,150	15
		1,688,673
Indonesia (0.5%)
Astra International Tbk PT	110,183,500	58,137
Bank Central Asia Tbk PT	67,201,900	54,738
* Telekomunikasi Indonesia Persero Tbk PT	276,486,000	51,061
Bank Rakyat Indonesia Persero Tbk PT	59,156,500	40,462
Bank Mandiri Persero Tbk PT	51,269,024	36,659
Perusahaan Gas Negara Persero Tbk PT	58,583,000	22,661
Semen Indonesia Persero Tbk PT	16,308,200	19,025
Unilever Indonesia Tbk PT	6,483,000	15,192
Bank Negara Indonesia Persero Tbk PT	40,818,895	14,624
Charoen Pokphand Indonesia Tbk PT	40,644,058	13,816
Indofood Sukses Makmur Tbk PT	24,013,800	13,635
Indocement Tunggal Prakarsa Tbk PT	7,370,500	13,445
United Tractors Tbk PT	8,377,486	13,276
Kalbe Farma Tbk PT	113,130,010	13,047
Gudang Garam Tbk PT	3,127,500	10,750
Lippo Karawaci Tbk PT	104,636,000	8,081
XL Axiata Tbk PT	15,651,223	6,225
Bank Danamon Indonesia Tbk PT	17,393,609	6,194
Adaro Energy Tbk PT	73,468,427	5,731
Indofood CBP Sukses Makmur Tbk PT	6,340,000	5,685
Media Nusantara Citra Tbk PT	26,282,912	4,821
Indo Tambangraya Megah Tbk PT	2,188,200	4,812
Summarecon Agung Tbk PT	58,793,500	4,617
Global Mediacom Tbk PT	30,513,618	4,584
Jasa Marga Persero Tbk PT	10,900,000	4,576
Bumi Serpong Damai PT	38,363,300	4,537
Ciputra Development Tbk PT	56,450,000	3,968
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	48,980,100	3,678
* Trada Maritime Tbk PT	25,726,000	3,479
Tower Bersama Infrastructure Tbk PT	6,825,600	3,466
MNC Investama Tbk PT	135,405,900	3,305
Astra Agro Lestari Tbk PT	1,867,000	3,256
Tambang Batubara Bukit Asam Persero Tbk PT	4,227,000	3,207
AKR Corporindo Tbk PT	8,457,000	3,054
* Bumi Resources Tbk PT	114,889,400	2,874
Alam Sutera Realty Tbk PT	61,214,500	2,568
* Citra Marga Nusaphala Persada Tbk PT	9,083,100	2,458
Indosat Tbk PT	6,598,000	2,294
Vale Indonesia Tbk PT	10,794,198	2,042
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	14,415,000	1,958
Mitra Adiperkasa Tbk PT	4,040,300	1,797
Wijaya Karya Persero Tbk PT	10,618,000	1,701
Ramayana Lestari Sentosa Tbk PT	15,639,000	1,614
Pakuwon Jati Tbk PT	64,239,600	1,614
Medco Energi Internasional Tbk PT	7,942,900	1,551
Holcim Indonesia Tbk PT	9,111,500	1,550

Bank Tabungan Negara Persero Tbk PT	19,845,797	1,466
Aneka Tambang Persero Tbk PT	16,768,000	1,416
* Garuda Indonesia Persero Tbk PT	32,624,000	1,287
* Bakrie and Brothers Tbk PT	274,678,500	1,125
Gajah Tunggal Tbk PT	7,282,500	1,118
* Energi Mega Persada Tbk PT	186,704,632	1,088
Timah Persero Tbk PT	9,486,000	996
Surya Semesta Internusa Tbk PT	17,969,500	995
Salim Ivomas Pratama Tbk PT	15,785,000	938
* Agis Tbk PT	25,785,500	931
* Bakrieland Development Tbk PT	202,316,500	828
Harum Energy Tbk PT	4,211,500	828
* Krakatau Steel Persero Tbk PT	16,541,000	659
Agung Podomoro Land Tbk PT	34,371,800	641
Intiland Development Tbk PT	22,458,600	597
Sampoerna Agro PT	3,124,500	455
* Berlian Laju Tanker Tbk PT	25,926,000	416
* Bakrie Telecom Tbk PT	94,762,000	388
Indika Energy Tbk PT	7,625,500	339
Bisi International PT	6,953,500	300
* Delta Dunia Makmur Tbk PT	26,189,000	201
* Darma Henwa Tbk PT	41,394,000	169
* Bakrie Sumatera Plantations Tbk PT	39,972,500	164
		519,170
Ireland (0.2%)
* Bank of Ireland	151,266,563	60,032
Kerry Group plc Class A	797,773	53,672
* Ryanair Holdings plc ADR	624,379	29,502
Smurfit Kappa Group plc	838,606	19,660
Kingspan Group plc	919,963	17,575
Paddy Power plc	213,311	16,822
Glanbia plc	935,582	13,594
* Grafton Group plc	1,234,571	12,071
C&C Group plc	1,789,620	10,129
* Ryanair Holdings plc	701,590	5,979
* Kenmare Resources plc	14,944,376	4,289
FBD Holdings plc	108,608	2,607
Aer Lingus Group plc	1,144,792	2,223
* Irish Bank Resolution Corp. Ltd.	698,992	—
		248,155
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	4,710,515	210,196
Bank Hapoalim BM	5,416,402	28,189
* Bank Leumi Le-Israel BM	6,850,778	26,099
Israel Chemicals Ltd.	2,429,445	19,878
Bezeq The Israeli Telecommunication Corp. Ltd.	10,305,110	15,813
NICE Systems Ltd.	295,952	11,655
Delek Group Ltd.	25,734	9,191
Mizrahi Tefahot Bank Ltd.	629,379	7,674
* Israel Discount Bank Ltd. Class A	4,354,413	7,503
Elbit Systems Ltd.	128,251	7,257
* Israel Corp. Ltd.	12,757	6,431
Azrieli Group	199,575	6,309
Gazit-Globe Ltd.	474,272	5,914
Osem Investments Ltd.	211,049	4,700
Frutarom Industries Ltd.	194,190	4,237

* Partner Communications Co. Ltd.	474,864	4,100
* EZchip Semiconductor Ltd.	156,934	3,829
Paz Oil Co. Ltd.	25,479	3,773
Harel Insurance Investments & Financial Services Ltd.	597,203	3,347
Strauss Group Ltd.	179,544	3,169
* Given Imaging Ltd.	89,514	2,666
* Allot Communications Ltd.	165,725	2,650
* Delek Energy Systems Ltd.	3,804	2,524
Shikun & Binui Ltd.	1,065,227	2,489
Cellcom Israel Ltd. (Registered)	180,274	2,240
Alony Hetz Properties & Investments Ltd.	346,528	2,225
Migdal Insurance & Financial Holding Ltd.	1,265,041	2,050
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	34,999	2,039
* Nitsba Holdings 1995 Ltd.	134,704	1,985
Clal Insurance Enterprises Holdings Ltd.	109,346	1,976
* Jerusalem Oil Exploration	48,855	1,945
Ormat Industries	275,710	1,817
Ituran Location and Control Ltd.	82,498	1,806
First International Bank Of Israel Ltd.	109,646	1,741
Melisron Ltd.	64,004	1,669
Delek Automotive Systems Ltd.	160,242	1,657
* Nova Measuring Instruments Ltd.	150,314	1,616
* Oil Refineries Ltd.	5,446,597	1,551
* Kamada Ltd.	101,884	1,548
Menorah Mivtachim Holdings Ltd.	125,965	1,470
Amot Investments Ltd.	478,912	1,419
Shufersal Ltd.	368,304	1,395
Norstar Holdings Inc.	48,825	1,307
Cellcom Israel Ltd.	96,644	1,207
Phoenix Holdings Ltd.	333,519	1,166
Jerusalem Economy Ltd.	131,340	1,127
Electra Ltd.	7,997	1,123
* Koor Industries Ltd.	54,143	1,110
* AudioCodes Ltd.	150,600	1,093
* Africa Israel Properties Ltd.	67,535	1,053
* Tower Semiconductor Ltd.	170,142	1,050
* Africa Israel Investments Ltd.	470,682	1,047
* Gilat Satellite Networks Ltd.	201,868	937
* Discount Investment Corp.	102,366	762
* Hadera Paper Ltd.	10,751	534
Elco Holdings Ltd.	40,342	525
* Ceragon Networks Ltd.	149,985	469
Property & Building Corp.	6,092	401
Babylon Ltd.	146,605	334
* Clal Biotechnology Industries Ltd. Warrants Exp. 05/08/2014	15,894	8
		446,995
Italy (1.8%)
Eni SPA	13,547,817	306,975
UniCredit SPA	24,508,308	183,856
Intesa Sanpaolo SPA (Registered)	60,531,015	163,674
Enel SPA	35,685,679	162,817
Assicurazioni Generali SPA	6,933,997	149,940
Telecom Italia SPA (Registered)	57,383,008	63,755
Snam SPA	11,505,413	63,107
Tenaris SA	2,319,394	51,789
Luxottica Group SPA	952,098	50,627
Atlantia SPA	2,185,318	49,789

*	Fiat SPA	4,678,377	46,626
	Terna Rete Elettrica Nazionale SPA	7,837,048	38,062
	Unione di Banche Italiane SCPA	4,743,540	34,554
	Saipem SPA	1,369,418	32,119
	Pirelli & C. SPA	1,832,300	29,531
	Prysmian SPA	1,164,159	28,466
	Telecom Italia SPA (Bearer)	33,169,852	27,940
*	Mediobanca SPA	2,639,312	24,196
	Enel Green Power SPA	8,541,191	21,557
	Exor SPA	540,050	21,174
*	Mediaset SPA	3,680,614	18,737
*	Finmeccanica SPA	2,092,945	18,387
*	Banca Popolare dell'Emilia Romagna SC	1,825,742	17,241
*,^ Banco Popolare SC		9,669,105	16,568
	Azimut Holding SPA	541,149	15,667
*,^ UnipolSai SPA		4,449,391	13,396
	Davide Campari-Milano SPA	1,549,840	12,373
	Mediolanum SPA	1,403,385	12,082
*	Yoox SPA	292,758	11,080
	Gtech SPA	359,526	10,944
*,^ Banca Popolare di Milano Scarl		17,621,247	10,650
	Tod's SPA	73,629	10,064
*	World Duty Free SPA	691,258	10,043
	Banca Generali SPA	308,661	9,453
	Banca Popolare di Sondrio SCARL	1,682,686	9,386
	Recordati SPA	543,727	8,510
	A2A SPA	7,708,900	8,310
	Salvatore Ferragamo SPA	256,843	7,949
	Unipol Gruppo Finanziario SPA Prior Pfd.	1,506,803	7,673
	Hera SPA	3,182,034	7,355
*,^ Banca Monte dei Paschi di Siena SPA		32,247,875	7,341
	Buzzi Unicem SPA	394,267	7,194
	Unipol Gruppo Finanziario SPA	1,189,999	6,804
	Ansaldo STS SPA	599,110	6,676
	Societa Cattolica di Assicurazioni SCRL	260,437	6,566
*	Autogrill SPA	683,227	6,264
	Tenaris SA ADR	139,938	6,224
	Parmalat SPA	1,723,306	5,736
^	DiaSorin SPA	127,145	5,708
	Interpump Group SPA	437,191	5,659
*	Sorin SPA	1,862,426	5,451
	Danieli & C Officine Meccaniche SPA	223,195	5,049
	De'Longhi SPA	273,181	4,493
	Brembo SPA	163,117	4,224
*,^ Banca Piccolo Credito Valtellinese Scarl		2,537,068	4,104
*	Safilo Group SPA	165,367	3,836
	Italcementi SPA	370,765	3,656
	ERG SPA	262,940	3,619
^	Brunello Cucinelli SPA	128,192	3,495
	Credito Emiliano SPA	416,652	3,411
	Beni Stabili SPA	4,547,089	3,369
	Iren SPA	2,361,953	3,342
	ACEA SPA	274,030	3,021
	Societa Iniziative Autostradali e Servizi SPA	296,751	2,961
*	CIR-Compagnie Industriali Riunite SPA	2,010,336	2,901
	ASTM SPA	191,825	2,881
	Italcementi SPA RSP	558,146	2,855

	MARR SPA	180,142	2,845
	Indesit Co. SPA	205,812	2,808
	Ei Towers SPA	55,329	2,709
^	Piaggio & C SPA	878,005	2,685
	Industria Macchine Automatiche SPA	63,068	2,634
*,^ Banca Carige SPA		4,809,219	2,576
^	Amplifon SPA	462,569	2,491
	Astaldi SPA	260,528	2,479
^	RCS MediaGroup SPA	1,202,560	2,468
	Danieli & C Officine Meccaniche SPA	69,198	2,310
*	Italmobiliare SPA	92,676	1,997
*,^ Saras SPA		1,520,724	1,850
	Cementir Holding SPA	299,422	1,790
^	Geox SPA	432,719	1,749
	Trevi Finanziaria Industriale SPA	188,214	1,586
	Sogefi SPA	250,655	1,351
*	Cofide SPA	1,767,223	1,346
*	Gruppo Editoriale L'Espresso SPA	598,273	1,313
*	Italmobiliare SPA	33,529	1,258
	Zignago Vetro SPA	167,385	1,180
	Esprinet SPA	126,684	1,052
*	Arnoldo Mondadori Editore SPA	525,365	950
	Immobiliare Grande Distribuzione	683,008	902
*	Falck Renewables SPA	471,751	884
	Banco di Desio e della Brianza SPA	233,211	821
*,^ DeA Capital SPA		456,280	751
*,^ Juventus Football Club SPA		1,859,706	562
*,^ Fiera Milano SPA		49,412	515
*	Gemina SPA CVR	2,837,088	50
			1,961,174
Japan (15.5%)
	Toyota Motor Corp.	14,568,928	830,426
	Mitsubishi UFJ Financial Group Inc.	77,813,956	467,298
	SoftBank Corp.	5,176,805	375,557
	Honda Motor Co. Ltd.	9,863,118	370,590
	Sumitomo Mitsui Financial Group Inc.	7,388,514	341,805
	Mizuho Financial Group Inc.	131,599,285	277,388
	Takeda Pharmaceutical Co. Ltd.	4,250,975	198,191
	Japan Tobacco Inc.	6,389,006	197,335
	Hitachi Ltd.	25,475,354	193,701
	Canon Inc.	6,215,356	181,919
	FANUC Corp.	1,078,938	173,990
	Seven & I Holdings Co. Ltd.	4,290,308	170,020
	Mitsubishi Estate Co. Ltd.	6,948,240	169,776
	KDDI Corp.	3,009,500	165,468
	Astellas Pharma Inc.	2,545,029	156,516
	East Japan Railway Co.	2,084,876	155,579
	Mitsui Fudosan Co. Ltd.	4,646,915	146,390
	Mitsubishi Corp.	7,901,516	145,729
	Nippon Steel & Sumitomo Metal Corp.	46,455,029	140,583
	Denso Corp.	2,622,437	135,542
	Nomura Holdings Inc.	19,278,252	134,461
	Panasonic Corp.	11,685,409	133,090
	Bridgestone Corp.	3,662,335	131,839
	Mitsui & Co. Ltd.	9,505,566	127,071
	Shin-Etsu Chemical Co. Ltd.	2,263,484	125,828
	NTT DOCOMO Inc.	7,725,400	124,193

Mitsubishi Electric Corp.	10,852,507	122,355
Nissan Motor Co. Ltd.	13,957,433	119,044
Nippon Telegraph & Telephone Corp.	2,194,913	118,311
Sumitomo Realty & Development Co. Ltd.	2,614,397	114,884
Mitsubishi Heavy Industries Ltd.	17,601,400	113,983
Central Japan Railway Co.	995,549	108,183
Komatsu Ltd.	5,223,629	107,984
Tokio Marine Holdings Inc.	3,707,689	107,641
Kubota Corp.	6,920,394	106,302
Fast Retailing Co. Ltd.	291,231	106,080
ITOCHU Corp.	8,509,819	103,442
Keyence Corp.	249,964	102,996
Murata Manufacturing Co. Ltd.	1,101,374	101,991
ORIX Corp.	6,698,120	101,872
Sumitomo Mitsui Trust Holdings Inc.	21,005,511	101,602
Fuji Heavy Industries Ltd.	3,432,606	93,868
Toshiba Corp.	22,581,104	93,799
Kao Corp.	2,890,522	91,569
Daiwa Securities Group Inc.	9,610,656	89,534
Sony Corp.	5,477,490	86,443
SMC Corp.	340,039	84,657
Daikin Industries Ltd.	1,465,220	83,889
Kyocera Corp.	1,779,856	79,585
Dai-ichi Life Insurance Co. Ltd.	5,273,500	79,089
Sumitomo Corp.	6,190,748	76,858
FUJIFILM Holdings Corp.	2,512,119	72,952
* Mazda Motor Corp.	14,598,956	70,204
MS&AD Insurance Group Holdings	2,989,867	69,366
Nintendo Co. Ltd.	582,395	69,151
Tokyo Gas Co. Ltd.	13,804,382	69,114
Nidec Corp.	610,940	68,180
Daiwa House Industry Co. Ltd.	3,551,910	66,880
Kirin Holdings Co. Ltd.	4,881,872	66,206
Hoya Corp.	2,382,505	65,834
Sumitomo Electric Industries Ltd.	4,193,367	65,738
Otsuka Holdings Co. Ltd.	2,116,571	64,507
Secom Co. Ltd.	1,138,403	64,034
JX Holdings Inc.	13,311,860	63,946
Asahi Group Holdings Ltd.	2,357,211	63,890
Marubeni Corp.	9,125,193	63,571
Daiichi Sankyo Co. Ltd.	3,810,997	63,079
Suzuki Motor Corp.	2,299,565	59,570
Inpex Corp.	5,060,800	59,541
Eisai Co. Ltd.	1,511,811	57,847
Resona Holdings Inc.	10,656,128	56,133
Toray Industries Inc.	8,511,450	55,728
NKSJ Holdings Inc.	2,124,866	55,484
Asahi Kasei Corp.	7,290,144	55,396
* Fujitsu Ltd.	9,766,378	54,621
JFE Holdings Inc.	2,538,229	52,598
Ajinomoto Co. Inc.	3,534,758	49,603
Dentsu Inc.	1,232,819	48,509
Tokyo Electron Ltd.	943,866	48,227
* Olympus Corp.	1,631,698	47,941
Terumo Corp.	998,581	46,450
Chubu Electric Power Co. Inc.	3,891,808	46,220
* Kansai Electric Power Co. Inc.	4,249,085	46,100

	Yamato Holdings Co. Ltd.	2,197,615	46,096
	JGC Corp.	1,221,391	46,062
	Omron Corp.	1,141,105	45,083
	Ono Pharmaceutical Co. Ltd.	508,338	44,420
	T&D Holdings Inc.	3,625,750	44,131
	Oriental Land Co. Ltd.	289,064	43,996
	Osaka Gas Co. Ltd.	10,883,834	43,890
	Sekisui House Ltd.	3,126,510	43,315
	Tokyu Corp.	6,947,504	43,096
	West Japan Railway Co.	1,037,290	42,391
	Toyota Industries Corp.	925,280	42,139
	Isuzu Motors Ltd.	7,001,753	41,451
	Yahoo Japan Corp.	7,350,400	41,382
	NEC Corp.	14,247,932	41,183
	Nitto Denko Corp.	901,472	40,518
	Aeon Co. Ltd.	3,257,035	40,480
	Ricoh Co. Ltd.	3,850,383	40,394
	LIXIL Group Corp.	1,556,244	39,981
	Daito Trust Construction Co. Ltd.	420,516	39,690
	Aisin Seiki Co. Ltd.	1,077,940	39,450
	Shimano Inc.	432,779	38,434
	Sumitomo Metal Mining Co. Ltd.	2,923,716	37,980
	Kawasaki Heavy Industries Ltd.	8,457,304	36,760
*	Tokyo Electric Power Co. Inc.	7,973,209	36,216
	Shionogi & Co. Ltd.	1,747,522	35,524
	Makita Corp.	688,475	35,398
	Unicharm Corp.	648,151	35,233
	IHI Corp.	7,758,749	35,198
	Hankyu Hanshin Holdings Inc.	6,940,455	35,192
	Shizuoka Bank Ltd.	3,469,824	34,856
	Bank of Yokohama Ltd.	6,892,448	34,532
	Sumitomo Chemical Co. Ltd.	8,469,919	34,498
	Shiseido Co. Ltd.	2,147,195	34,078
	Kintetsu Corp.	9,775,546	33,699
	Dai Nippon Printing Co. Ltd.	3,399,353	33,649
	Nikon Corp.	1,925,237	32,818
	Mitsubishi Chemical Holdings Corp.	7,434,658	31,752
*,^ Mitsubishi Motors Corp.		2,902,130	31,384
	TDK Corp.	674,869	30,426
	Odakyu Electric Railway Co. Ltd.	3,419,371	29,985
	Konica Minolta Inc.	2,840,689	29,829
	TOTO Ltd.	1,874,224	29,656
	NSK Ltd.	2,602,952	29,365
^	Yakult Honsha Co. Ltd.	599,681	29,291
*	Kyushu Electric Power Co. Inc.	2,544,795	28,926
	Asahi Glass Co. Ltd.	5,104,678	28,815
	Toyota Tsusho Corp.	1,231,316	28,814
*	Tohoku Electric Power Co. Inc.	2,609,187	28,118
	Chugai Pharmaceutical Co. Ltd.	1,222,245	27,676
*	Sharp Corp.	8,129,150	27,651
	Nippon Yusen KK	8,887,567	27,606
	NGK Spark Plug Co. Ltd.	1,194,919	27,561
	Tobu Railway Co. Ltd.	5,864,285	27,250
	Sekisui Chemical Co. Ltd.	2,331,527	26,816
	Chiba Bank Ltd.	4,239,445	26,666
	Lawson Inc.	357,993	25,962
	Sega Sammy Holdings Inc.	1,089,341	25,852

NGK Insulators Ltd.	1,527,733	25,831
Rohm Co. Ltd.	517,566	25,789
Taisei Corp.	5,815,399	25,446
Mitsui OSK Lines Ltd.	6,126,923	25,182
Isetan Mitsukoshi Holdings Ltd.	1,979,163	24,854
Taiheiyo Cement Corp.	6,563,398	24,388
Oji Holdings Corp.	5,165,705	24,376
Toppan Printing Co. Ltd.	3,337,365	24,335
MEIJI Holdings Co. Ltd.	387,139	24,208
NTT Data Corp.	685,900	24,207
Namco Bandai Holdings Inc.	1,067,464	23,993
Hirose Electric Co. Ltd.	170,420	23,920
Electric Power Development Co. Ltd.	803,383	23,786
* Tokyu Fudosan Holdings Corp.	2,735,618	23,712
Nippon Express Co. Ltd.	4,949,425	23,253
* Kobe Steel Ltd.	13,886,912	22,988
Mitsubishi Materials Corp.	6,825,570	22,836
Chugoku Electric Power Co. Inc.	1,699,345	22,218
Keikyu Corp.	2,847,187	22,205
Obayashi Corp.	3,717,404	21,923
Seiko Epson Corp.	840,011	21,869
Sysmex Corp.	393,667	21,665
Hino Motors Ltd.	1,467,383	21,432
Keio Corp.	3,330,175	21,335
Tokyo Tatemono Co. Ltd.	2,293,000	21,275
Credit Saison Co. Ltd.	869,551	21,240
Yokogawa Electric Corp.	1,373,743	21,206
Kuraray Co. Ltd.	1,888,204	21,203
Nippon Paint Co. Ltd.	1,246,000	20,532
Nitori Holdings Co. Ltd.	210,290	20,368
Hulic Co. Ltd.	1,610,900	20,355
Yamaha Motor Co. Ltd.	1,515,192	19,973
JSR Corp.	1,102,506	19,599
Fukuoka Financial Group Inc.	4,687,984	19,521
Hisamitsu Pharmaceutical Co. Inc.	428,504	19,448
Shimizu Corp.	3,598,794	19,311
Nippon Meat Packers Inc.	1,116,313	19,042
Stanley Electric Co. Ltd.	845,337	19,016
Suruga Bank Ltd.	1,115,693	18,888
Kansai Paint Co. Ltd.	1,397,033	18,860
Yaskawa Electric Corp.	1,383,412	18,736
Nissin Foods Holdings Co. Ltd.	426,069	18,465
Kajima Corp.	4,988,284	18,448
J Front Retailing Co. Ltd.	2,757,872	18,418
Santen Pharmaceutical Co. Ltd.	435,347	18,297
Aozora Bank Ltd.	6,388,969	18,218
Taisho Pharmaceutical Holdings Co. Ltd.	253,233	18,205
Joyo Bank Ltd.	3,858,506	18,157
Mitsubishi Tanabe Pharma Corp.	1,234,853	18,143
JTEKT Corp.	1,231,354	17,919
Daihatsu Motor Co. Ltd.	1,144,797	17,816
Aeon Mall Co. Ltd.	601,379	17,668
Trend Micro Inc.	568,663	17,484
Nomura Research Institute Ltd.	534,751	17,470
Kikkoman Corp.	968,878	17,155
Suntory Beverage & Food Ltd.	525,000	17,126
Brother Industries Ltd.	1,364,327	17,123

Don Quijote Holdings Co. Ltd.	278,100	16,870
SBI Holdings Inc.	1,226,310	16,786
Shinsei Bank Ltd.	8,247,037	16,775
Toyo Suisan Kaisha Ltd.	534,279	16,764
Japan Airlines Co. Ltd.	330,604	16,590
Yamada Denki Co. Ltd.	4,783,130	16,512
Asics Corp.	956,611	16,502
Toyo Seikan Group Holdings Ltd.	928,832	16,454
Rinnai Corp.	212,100	16,368
Mitsubishi Gas Chemical Co. Inc.	2,319,271	16,321
Amada Co. Ltd.	2,010,692	16,222
Hamamatsu Photonics KK	382,010	16,049
USS Co. Ltd.	1,161,380	15,868
Iyo Bank Ltd.	1,674,553	15,658
Bank of Kyoto Ltd.	1,966,925	15,587
* Iida Group Holdings Co. Ltd.	879,063	15,560
Ebara Corp.	2,427,000	15,554
FamilyMart Co. Ltd.	341,393	15,493
Sony Financial Holdings Inc.	955,432	15,439
Miraca Holdings Inc.	321,749	15,210
Toho Co. Ltd.	729,097	15,020
Alfresa Holdings Corp.	264,658	15,017
Hitachi Metals Ltd.	959,441	14,945
Kyowa Hakko Kirin Co. Ltd.	1,472,736	14,941
Dainippon Sumitomo Pharma Co. Ltd.	872,292	14,808
Hachijuni Bank Ltd.	2,670,425	14,774
Chiyoda Corp.	957,963	14,703
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,821,170	14,653
Casio Computer Co. Ltd.	1,340,583	14,516
Yokohama Rubber Co. Ltd.	1,620,000	14,420
Shimadzu Corp.	1,623,080	14,418
Suzuken Co. Ltd.	415,792	14,342
Takashimaya Co. Ltd.	1,532,922	14,276
Nagoya Railroad Co. Ltd.	4,783,000	14,272
M3 Inc.	4,867	14,249
Benesse Holdings Inc.	360,463	14,225
Minebea Co. Ltd.	1,902,000	14,215
Sumitomo Heavy Industries Ltd.	3,045,460	14,118
Yamaha Corp.	960,256	14,107
THK Co. Ltd.	649,558	14,065
Nabtesco Corp.	627,356	14,015
Keisei Electric Railway Co. Ltd.	1,571,500	13,959
Air Water Inc.	946,553	13,909
Hokuhoku Financial Group Inc.	7,335,000	13,894
Tosoh Corp.	3,231,279	13,804
Kakaku.com Inc.	721,700	13,680
Seven Bank Ltd.	3,590,119	13,669
Kurita Water Industries Ltd.	642,206	13,643
^ ANA Holdings Inc.	6,380,946	13,616
MISUMI Group Inc.	472,900	13,536
Sumitomo Rubber Industries Ltd.	980,330	13,502
Sankyo Co. Ltd.	284,351	13,461
TonenGeneral Sekiyu KK	1,535,795	13,459
Fuji Electric Co. Ltd.	3,082,774	13,371
Marui Group Co. Ltd.	1,421,475	13,311
Nomura Real Estate Holdings Inc.	655,847	13,231
MediPal Holdings Corp.	911,134	13,206

Shimamura Co. Ltd.	148,599	13,142
Citizen Holdings Co. Ltd.	1,673,491	13,072
Gunma Bank Ltd.	2,465,289	12,987
Daicel Corp.	1,620,782	12,943
Koito Manufacturing Co. Ltd.	636,800	12,874
^ Dena Co. Ltd.	674,151	12,856
Nisshin Seifun Group Inc.	1,293,728	12,836
Toho Gas Co. Ltd.	2,764,573	12,821
Nippon Kayaku Co. Ltd.	967,000	12,789
Kamigumi Co. Ltd.	1,416,414	12,664
^ AEON Financial Service Co. Ltd.	543,765	12,576
Nissan Chemical Industries Ltd.	884,400	12,548
Konami Corp.	524,393	12,431
* Alps Electric Co. Ltd.	952,800	12,419
Hokuriku Electric Power Co.	1,006,118	12,367
Hiroshima Bank Ltd.	3,080,166	12,358
^ Sanrio Co. Ltd.	334,840	12,332
* NTN Corp.	2,845,324	12,281
Ibiden Co. Ltd.	669,052	12,260
Yamaguchi Financial Group Inc.	1,352,340	12,249
Idemitsu Kosan Co. Ltd.	547,740	12,220
Mitsui Chemicals Inc.	5,085,556	12,215
DIC Corp.	4,249,000	12,130
Ryohin Keikaku Co. Ltd.	131,200	12,095
* Shikoku Electric Power Co. Inc.	839,494	11,979
Sawai Pharmaceutical Co. Ltd.	197,400	11,854
Sojitz Corp.	6,872,787	11,751
Keihan Electric Railway Co. Ltd.	3,102,000	11,735
Dowa Holdings Co. Ltd.	1,297,000	11,722
Teijin Ltd.	5,206,422	11,672
Ube Industries Ltd.	5,679,333	11,611
Obic Co. Ltd.	369,300	11,389
Taiyo Nippon Sanso Corp.	1,615,882	11,151
Mitsubishi Logistics Corp.	793,435	11,097
GS Yuasa Corp.	2,119,526	11,023
Park24 Co. Ltd.	533,600	10,997
Kaneka Corp.	1,774,429	10,974
Hakuhodo DY Holdings Inc.	1,357,680	10,960
Otsuka Corp.	92,577	10,953
Hitachi Construction Machinery Co. Ltd.	567,840	10,906
Chugoku Bank Ltd.	877,309	10,877
^ Showa Denko KK	8,021,762	10,866
* Haseko Corp.	1,446,100	10,785
^ Square Enix Holdings Co. Ltd.	379,507	10,780
^ Nippon Paper Industries Co. Ltd.	597,956	10,716
Zeon Corp.	1,075,000	10,458
* Hokkaido Electric Power Co. Inc.	1,009,478	10,448
Coca-Cola East Japan Co. Ltd.	412,893	10,156
Nippon Electric Glass Co. Ltd.	2,224,931	10,023
Advantest Corp.	933,598	10,014
COMSYS Holdings Corp.	690,300	10,002
Showa Shell Sekiyu KK	1,056,859	9,989
Nishi-Nippon City Bank Ltd.	3,973,372	9,964
NOK Corp.	615,130	9,947
Kawasaki Kisen Kaisha Ltd.	4,169,710	9,723
DMG Mori Seiki Co. Ltd.	554,000	9,590
Japan Steel Works Ltd.	1,941,494	9,575

Denki Kagaku Kogyo KK	2,480,447	9,567
Maruichi Steel Tube Ltd.	363,912	9,467
NHK Spring Co. Ltd.	915,089	9,400
Azbil Corp.	397,800	9,358
Nippon Shokubai Co. Ltd.	890,000	9,337
Sugi Holdings Co. Ltd.	228,600	9,135
Furukawa Electric Co. Ltd.	3,744,000	9,130
Tsumura & Co.	367,813	9,130
77 Bank Ltd.	2,009,000	9,128
Disco Corp.	130,000	9,079
Sotetsu Holdings Inc.	2,429,000	8,735
Daido Steel Co. Ltd.	1,757,463	8,714
Toyobo Co. Ltd.	4,839,000	8,654
Kewpie Corp.	605,600	8,631
Rohto Pharmaceutical Co. Ltd.	538,000	8,596
Fujikura Ltd.	1,859,000	8,565
Jafco Co. Ltd.	158,700	8,534
Hoshizaki Electric Co. Ltd.	238,900	8,527
Yamazaki Baking Co. Ltd.	787,640	8,493
Toyoda Gosei Co. Ltd.	404,063	8,485
Mabuchi Motor Co. Ltd.	147,316	8,429
Hikari Tsushin Inc.	100,800	8,406
Takara Holdings Inc.	1,041,000	8,401
Kobayashi Pharmaceutical Co. Ltd.	154,300	8,373
Tokai Tokyo Financial Holdings Inc.	957,100	8,290
Ushio Inc.	692,943	8,255
Sumitomo Osaka Cement Co. Ltd.	2,162,000	8,104
OKUMA Corp.	846,000	8,049
Hitachi Chemical Co. Ltd.	563,015	8,047
Taiyo Yuden Co. Ltd.	662,100	8,002
Mitsui Mining & Smelting Co. Ltd.	2,999,000	7,958
TS Tech Co. Ltd.	216,400	7,938
Hitachi High-Technologies Corp.	345,863	7,931
Nishi-Nippon Railroad Co. Ltd.	2,084,000	7,919
Mitsui Engineering & Shipbuilding Co. Ltd.	4,040,000	7,916
Sundrug Co. Ltd.	187,700	7,874
Sapporo Holdings Ltd.	2,073,000	7,861
Aoyama Trading Co. Ltd.	304,000	7,851
Seino Holdings Co. Ltd.	825,000	7,829
Sumitomo Forestry Co. Ltd.	725,000	7,802
Glory Ltd.	313,300	7,691
Nagase & Co. Ltd.	655,600	7,636
Yamato Kogyo Co. Ltd.	258,055	7,607
* Oki Electric Industry Co. Ltd.	3,327,000	7,593
Nihon Kohden Corp.	193,100	7,523
Ezaki Glico Co. Ltd.	559,000	7,454
Lion Corp.	1,419,000	7,454
Oracle Corp. Japan	187,738	7,449
Tadano Ltd.	530,000	7,449
Tokuyama Corp.	1,846,000	7,431
^ Temp Holdings Co. Ltd.	243,900	7,376
Sanwa Holdings Corp.	1,062,000	7,336
Century Tokyo Leasing Corp.	253,600	7,297
Calbee Inc.	317,600	7,269
Ito En Ltd.	333,700	7,183
Nichirei Corp.	1,575,000	7,153
Nisshinbo Holdings Inc.	823,000	7,151

UNY Group Holdings Co. Ltd.	1,174,500	7,055
Izumi Co. Ltd.	231,700	7,014
Kinden Corp.	711,006	6,981
Kagome Co. Ltd.	414,900	6,873
Wacoal Holdings Corp.	664,000	6,863
*,^ Leopalace21 Corp.	1,320,600	6,856
Coca-Cola West Co. Ltd.	347,726	6,801
Rengo Co. Ltd.	1,282,000	6,773
Juroku Bank Ltd.	1,944,000	6,764
Sohgo Security Services Co. Ltd.	359,700	6,752
Autobacs Seven Co. Ltd.	416,100	6,706
Daishi Bank Ltd.	1,877,000	6,648
Kaken Pharmaceutical Co. Ltd.	413,000	6,635
Shiga Bank Ltd.	1,354,000	6,601
Matsui Securities Co. Ltd.	577,900	6,546
North Pacific Bank Ltd.	1,667,900	6,475
Matsumotokiyoshi Holdings Co. Ltd.	181,700	6,468
Accordia Golf Co. Ltd.	494,000	6,462
*,^ Acom Co. Ltd.	2,187,200	6,458
SCSK Corp.	233,736	6,448
K's Holdings Corp.	238,200	6,369
Horiba Ltd.	174,100	6,313
OSG Corp.	341,700	6,297
Hitachi Capital Corp.	252,200	6,290
KYORIN Holdings Inc.	279,900	6,265
Japan Petroleum Exploration Co.	166,753	6,178
* Nippon Sheet Glass Co. Ltd.	4,748,413	6,170
IT Holdings Corp.	368,500	6,088
* Cosmo Oil Co. Ltd.	3,250,850	6,052
Duskin Co. Ltd.	316,100	6,042
Shimachu Co. Ltd.	272,700	6,032
Start Today Co. Ltd.	271,576	5,987
Resorttrust Inc.	345,300	5,922
*,^ Aiful Corp.	1,575,000	5,897
San-In Godo Bank Ltd.	847,000	5,883
Hanwa Co. Ltd.	1,146,000	5,882
Nifco Inc.	225,300	5,872
Keiyo Bank Ltd.	1,361,000	5,866
Musashino Bank Ltd.	179,700	5,779
House Foods Group Inc.	384,700	5,770
NTT Urban Development Corp.	592,800	5,737
Exedy Corp.	182,800	5,734
*,^ Kenedix Inc.	1,408,100	5,733
SKY Perfect JSAT Holdings Inc.	1,102,900	5,704
Ship Healthcare Holdings Inc.	148,600	5,678
Higo Bank Ltd.	1,073,000	5,579
Toho Holdings Co. Ltd.	315,100	5,559
ABC-Mart Inc.	127,689	5,558
H2O Retailing Corp.	674,000	5,557
Japan Airport Terminal Co. Ltd.	278,000	5,542
Topcon Corp.	400,300	5,538
* Dainippon Screen Manufacturing Co. Ltd.	1,158,000	5,463
Hokkoku Bank Ltd.	1,620,000	5,433
HIS Co. Ltd.	99,200	5,429
Itochu Techno-Solutions Corp.	131,449	5,408
Senshu Ikeda Holdings Inc.	1,209,460	5,400
Capcom Co. Ltd.	275,300	5,381

Hyakugo Bank Ltd.	1,328,000	5,355
^ Nipro Corp.	609,900	5,317
Takata Corp.	179,200	5,292
* Orient Corp.	2,366,000	5,273
Onward Holdings Co. Ltd.	728,000	5,254
Hitachi Zosen Corp.	732,400	5,246
Kyowa Exeo Corp.	403,800	5,245
Okumura Corp.	1,186,000	5,215
Tsubakimoto Chain Co.	661,000	5,171
Lintec Corp.	284,600	5,169
Fukuyama Transporting Co. Ltd.	947,000	5,120
Kose Corp.	163,300	5,112
KYB Co. Ltd.	1,036,000	5,091
Tokai Rika Co. Ltd.	276,500	5,071
Ogaki Kyoritsu Bank Ltd.	1,826,000	5,063
Iwatani Corp.	882,000	5,048
Nachi-Fujikoshi Corp.	805,000	5,045
Tokyo Dome Corp.	844,000	5,026
Penta-Ocean Construction Co. Ltd.	1,402,500	5,024
Toyo Tire & Rubber Co. Ltd.	881,000	4,962
^ Gree Inc.	504,655	4,941
Nexon Co. Ltd.	565,546	4,931
UACJ Corp.	1,268,006	4,922
Nanto Bank Ltd.	1,393,000	4,917
United Arrows Ltd.	150,700	4,895
Nihon Parkerizing Co. Ltd.	226,000	4,872
Daifuku Co. Ltd.	408,000	4,856
Nippon Television Holdings Inc.	284,000	4,852
Cosmos Pharmaceutical Corp.	38,600	4,836
Mochida Pharmaceutical Co. Ltd.	83,400	4,834
Kagoshima Bank Ltd.	814,000	4,830
Nippon Konpo Unyu Soko Co. Ltd.	274,000	4,828
Maeda Road Construction Co. Ltd.	295,000	4,820
Wacom Co. Ltd.	757,900	4,819
Sankyu Inc.	1,275,000	4,804
^ IBJ Leasing Co. Ltd.	181,800	4,788
* Kiyo Bank Ltd.	361,200	4,747
Fuji Media Holdings Inc.	254,100	4,744
GMO internet Inc.	388,700	4,744
NOF Corp.	679,000	4,741
Hyakujushi Bank Ltd.	1,435,000	4,693
Anritsu Corp.	425,800	4,692
Nishimatsu Construction Co. Ltd.	1,337,000	4,678
SHO-BOND Holdings Co. Ltd.	97,700	4,677
Sanken Electric Co. Ltd.	688,000	4,671
Enplas Corp.	69,800	4,660
Toshiba TEC Corp.	695,000	4,595
Awa Bank Ltd.	948,000	4,583
Komori Corp.	284,100	4,439
Toyo Ink SC Holdings Co. Ltd.	905,000	4,406
ADEKA Corp.	401,500	4,400
Sumco Corp.	574,678	4,377
Nippo Corp.	280,000	4,369
Okasan Securities Group Inc.	471,000	4,366
Nissan Shatai Co. Ltd.	344,000	4,341
Kissei Pharmaceutical Co. Ltd.	183,800	4,325
Inaba Denki Sangyo Co. Ltd.	136,100	4,315

	ASKUL Corp.	112,500	4,263
	Aica Kogyo Co. Ltd.	231,100	4,261
	Nippon Shinyaku Co. Ltd.	217,000	4,239
	Toda Corp.	1,284,000	4,237
	Nisshin Steel Holdings Co. Ltd.	396,492	4,217
	Fuji Oil Co. Ltd.	280,800	4,136
*,^ Sumitomo Mitsui Construction Co. Ltd.		3,642,500	4,091
	Arcs Co. Ltd.	219,300	4,087
	Hogy Medical Co. Ltd.	78,700	4,086
	Pigeon Corp.	89,700	4,080
	Calsonic Kansei Corp.	813,000	4,056
	FP Corp.	65,000	4,055
	Meitec Corp.	150,900	4,034
*	Ulvac Inc.	248,100	4,024
	Shochiku Co. Ltd.	451,000	4,006
	Nitto Boseki Co. Ltd.	918,000	3,997
	Komeri Co. Ltd.	167,000	3,972
	Makino Milling Machine Co. Ltd.	480,000	3,958
	Fuji Soft Inc.	171,500	3,957
	Maeda Corp.	584,000	3,914
	Heiwa Corp.	218,800	3,886
	Tokyo Ohka Kogyo Co. Ltd.	194,700	3,883
	Tsuruha Holdings Inc.	41,300	3,873
	Fujitec Co. Ltd.	314,000	3,841
^	Asahi Intecc Co. Ltd.	94,200	3,813
	Nikkiso Co. Ltd.	300,000	3,800
	Pola Orbis Holdings Inc.	113,616	3,792
	Nippon Seiki Co. Ltd.	200,000	3,779
	Miura Co. Ltd.	145,900	3,770
	Toagosei Co. Ltd.	904,000	3,766
^	Zensho Holdings Co. Ltd.	331,000	3,724
	Ryosan Co. Ltd.	179,700	3,707
	Japan Aviation Electronics Industry Ltd.	241,000	3,701
	Nihon M&A Center Inc.	44,700	3,692
	Monex Group Inc.	881,500	3,691
	Toyota Boshoku Corp.	323,578	3,684
	MOS Food Services Inc.	176,000	3,674
	Sumitomo Bakelite Co. Ltd.	983,000	3,672
	Sumitomo Warehouse Co. Ltd.	690,000	3,671
	Nissin Kogyo Co. Ltd.	180,000	3,667
	Noritz Corp.	175,200	3,631
	Canon Marketing Japan Inc.	282,000	3,600
	Asatsu-DK Inc.	155,200	3,595
	Nippon Soda Co. Ltd.	629,000	3,577
^	Kadokawa Corp.	111,100	3,573
	Hazama Ando Corp.	998,100	3,560
	Avex Group Holdings Inc.	156,400	3,555
	Zenkoku Hosho Co. Ltd.	75,700	3,532
	Hitachi Transport System Ltd.	223,800	3,522
	Fuyo General Lease Co. Ltd.	100,700	3,504
	Internet Initiative Japan Inc.	144,000	3,496
	Nippon Light Metal Holdings Co. Ltd.	2,476,100	3,486
	Tokyo Seimitsu Co. Ltd.	178,800	3,476
	Hitachi Kokusai Electric Inc.	264,000	3,472
	Japan Securities Finance Co. Ltd.	503,100	3,436
	Tokai Carbon Co. Ltd.	1,083,000	3,433
	Meidensha Corp.	848,000	3,396

	Seiko Holdings Corp.	696,000	3,393
	Daikyo Inc.	1,388,000	3,384
	Daio Paper Corp.	397,000	3,383
	Mandom Corp.	98,400	3,372
	Shinmaywa Industries Ltd.	393,000	3,372
	Daibiru Corp.	297,500	3,339
	Fuji Seal International Inc.	99,700	3,311
*	Mitsumi Electric Co. Ltd.	465,300	3,307
	Daiseki Co. Ltd.	180,600	3,298
^	Yoshinoya Holdings Co. Ltd.	230,400	3,283
	Kanematsu Corp.	1,925,000	3,281
	Kokuyo Co. Ltd.	469,700	3,281
^	MonotaRO Co. Ltd.	152,100	3,267
	ZERIA Pharmaceutical Co. Ltd.	123,100	3,249
	Yamanashi Chuo Bank Ltd.	760,000	3,236
	Okabe Co. Ltd.	258,800	3,235
	Sangetsu Co. Ltd.	130,000	3,213
	TSI Holdings Co. Ltd.	537,300	3,203
	Nichi-iko Pharmaceutical Co. Ltd.	215,400	3,202
	Oita Bank Ltd.	791,000	3,192
	TOC Co. Ltd.	439,100	3,186
	Maruha Nichiro Holdings Inc.	1,920,000	3,177
	Fujitsu General Ltd.	268,000	3,164
^	Colowide Co. Ltd.	301,000	3,157
	Nichias Corp.	455,000	3,147
	Nihon Nohyaku Co. Ltd.	226,000	3,144
	Takara Standard Co. Ltd.	437,000	3,142
	Showa Corp.	234,300	3,104
*,^ Pioneer Corp.		1,460,400	3,089
	FCC Co. Ltd.	158,500	3,049
	Keihin Corp.	205,300	3,034
	Taikisha Ltd.	138,800	3,008
	Round One Corp.	323,000	3,007
^	Kanamoto Co. Ltd.	116,000	3,000
	Toho Bank Ltd.	972,000	2,972
	Toshiba Plant Systems & Services Corp.	199,000	2,965
	Amano Corp.	283,800	2,946
	Itoham Foods Inc.	658,000	2,937
^	Megmilk Snow Brand Co. Ltd.	236,700	2,930
	Mirait Holdings Corp.	332,300	2,922
	Heiwa Real Estate Co. Ltd.	189,600	2,912
	Unipres Corp.	161,900	2,903
	Kandenko Co. Ltd.	564,000	2,892
	Jaccs Co. Ltd.	648,000	2,888
	Alpine Electronics Inc.	205,200	2,879
	NSD Co. Ltd.	209,500	2,875
	Aida Engineering Ltd.	258,300	2,859
	Kintetsu World Express Inc.	72,200	2,849
*	Nippon Chemi-Con Corp.	866,000	2,827
	Transcosmos Inc.	135,400	2,822
	Shinko Electric Industries Co. Ltd.	365,100	2,815
	Iino Kaiun Kaisha Ltd.	511,800	2,804
	Toshiba Machine Co. Ltd.	520,000	2,789
	Bank of Okinawa Ltd.	75,900	2,786
	Central Glass Co. Ltd.	892,000	2,785
	Sankyo Tateyama Inc.	119,200	2,778
	Yodogawa Steel Works Ltd.	648,000	2,772

	Pacific Metals Co. Ltd.	788,000	2,754
	Takuma Co. Ltd.	307,000	2,746
	Bank of Iwate Ltd.	61,700	2,733
	Oiles Corp.	117,200	2,726
	Relo Holdings Inc.	52,000	2,720
	Nippon Flour Mills Co. Ltd.	540,000	2,691
	Ai Holdings Corp.	200,200	2,685
	TOMONY Holdings Inc.	679,900	2,674
	Taiyo Holdings Co. Ltd.	82,900	2,673
	Totetsu Kogyo Co. Ltd.	132,600	2,672
	DCM Holdings Co. Ltd.	397,200	2,670
	PanaHome Corp.	384,000	2,664
	Asahi Diamond Industrial Co. Ltd.	249,600	2,661
	Morinaga Milk Industry Co. Ltd.	903,000	2,655
^	Kyoei Steel Ltd.	132,200	2,655
	Nippon Steel & Sumikin Bussan Corp.	705,480	2,646
	Kureha Corp.	578,000	2,638
	Mitsuba Corp.	158,000	2,636
	Furukawa Co. Ltd.	1,324,000	2,634
	Yamagata Bank Ltd.	666,000	2,617
	Sumitomo Real Estate Sales Co. Ltd.	84,460	2,609
	Valor Co. Ltd.	195,400	2,604
^	NET One Systems Co. Ltd.	418,800	2,598
^	Welcia Holdings Co. Ltd.	44,530	2,583
	Nichicon Corp.	301,300	2,572
	Marusan Securities Co. Ltd.	281,700	2,570
*	Tokyo Steel Manufacturing Co. Ltd.	511,100	2,564
*,^ Nissha Printing Co. Ltd.		176,632	2,564
	CKD Corp.	253,000	2,542
	Nitto Kogyo Corp.	146,400	2,529
	Sanden Corp.	532,000	2,526
^	Nippon Densetsu Kogyo Co. Ltd.	194,000	2,504
	Ichiyoshi Securities Co. Ltd.	164,100	2,499
	AOKI Holdings Inc.	151,400	2,497
^	Dwango Co. Ltd.	99,800	2,494
	NEC Networks & System Integration Corp.	106,900	2,492
	Sanyo Special Steel Co. Ltd.	554,000	2,489
	Cocokara fine Inc.	99,900	2,477
*,^ Kumagai Gumi Co. Ltd.		959,000	2,474
	Takasago Thermal Engineering Co. Ltd.	274,600	2,463
^	Bic Camera Inc.	4,220	2,463
	Nihon Unisys Ltd.	240,900	2,447
	Paramount Bed Holdings Co. Ltd.	74,700	2,427
	Toyo Engineering Corp.	556,000	2,420
	Bank of Nagoya Ltd.	739,000	2,418
	Pilot Corp.	78,800	2,412
	Nippon Synthetic Chemical Industry Co. Ltd.	270,000	2,403
	Seikagaku Corp.	160,700	2,391
^	Shima Seiki Manufacturing Ltd.	145,700	2,381
	Okamura Corp.	280,000	2,324
	Plenus Co. Ltd.	99,200	2,323
	Xebio Co. Ltd.	116,200	2,318
	Aderans Co. Ltd.	215,100	2,316
	Chudenko Corp.	129,000	2,314
	San-A Co. Ltd.	81,800	2,314
	Ryobi Ltd.	566,000	2,305
*	Nippon Suisan Kaisha Ltd.	1,122,200	2,298

Yokogawa Bridge Holdings Corp.	167,000	2,297
Adastria Holdings Co. Ltd.	86,880	2,295
Japan Wool Textile Co. Ltd.	316,000	2,282
Doutor Nichires Holdings Co. Ltd.	132,700	2,282
Ain Pharmaciez Inc.	46,100	2,278
Sanyo Chemical Industries Ltd.	324,000	2,265
Ariake Japan Co. Ltd.	88,800	2,261
Hokuetsu Kishu Paper Co. Ltd.	514,000	2,235
^ Musashi Seimitsu Industry Co. Ltd.	113,200	2,232
Daiwabo Holdings Co. Ltd.	1,133,000	2,225
Yaoko Co. Ltd.	53,300	2,209
Tokyo Broadcasting System Holdings Inc.	184,700	2,204
Saibu Gas Co. Ltd.	932,000	2,200
Inabata & Co. Ltd.	197,700	2,199
Kyudenko Corp.	281,000	2,185
Okinawa Electric Power Co. Inc.	69,300	2,183
Fancl Corp.	198,500	2,180
Iseki & Co. Ltd.	779,000	2,180
^ Tamron Co. Ltd.	90,100	2,173
Aeon Delight Co. Ltd.	108,100	2,172
Modec Inc.	79,300	2,161
Bank of the Ryukyus Ltd.	173,200	2,160
Nitta Corp.	95,200	2,155
Earth Chemical Co. Ltd.	64,000	2,154
Kisoji Co. Ltd.	116,900	2,149
^ Kuroda Electric Co. Ltd.	140,200	2,146
Chiyoda Co. Ltd.	109,400	2,132
Gunze Ltd.	822,000	2,131
Asahi Holdings Inc.	113,800	2,131
Namura Shipbuilding Co. Ltd.	156,100	2,120
NS Solutions Corp.	82,900	2,116
Nishimatsuya Chain Co. Ltd.	267,100	2,114
^ Tokyotokeiba Co. Ltd.	614,000	2,112
Moshi Moshi Hotline Inc.	200,600	2,096
Toho Zinc Co. Ltd.	595,000	2,095
Trusco Nakayama Corp.	90,100	2,095
Tokai Corp.	70,100	2,091
Miyazaki Bank Ltd.	750,000	2,090
Topre Corp.	161,800	2,082
EDION Corp.	374,700	2,080
Ricoh Leasing Co. Ltd.	78,000	2,075
Takasago International Corp.	377,000	2,072
Milbon Co. Ltd.	57,792	2,063
^ Mizuno Corp.	408,000	2,050
Paltac Corp.	153,200	2,040
Canon Electronics Inc.	106,700	2,030
Sekisui Jushi Corp.	145,000	2,030
^ Senko Co. Ltd.	413,000	2,029
^ Sato Holdings Corp.	91,800	2,028
Wakita & Co. Ltd.	181,000	2,027
Broadleaf Co. Ltd.	124,700	2,020
Mitsui-Soko Co. Ltd.	462,000	2,020
Daihen Corp.	455,000	2,012
kabu.com Securities Co. Ltd.	365,100	2,011
Shindengen Electric Manufacturing Co. Ltd.	326,000	2,007
Kitz Corp.	430,900	2,006
Kyokuto Securities Co. Ltd.	107,800	2,005

	Toei Co. Ltd.	328,000	2,004
	Hokuto Corp.	108,400	2,002
	Heiwado Co. Ltd.	144,000	1,997
	Royal Holdings Co. Ltd.	137,000	1,985
	Obara Group Inc.	63,200	1,980
	Star Micronics Co. Ltd.	171,400	1,979
	Aomori Bank Ltd.	751,000	1,973
	TV Asahi Corp.	95,800	1,973
	Eizo Corp.	78,200	1,964
	Tecmo Koei Holdings Co. Ltd.	160,900	1,959
	Denki Kogyo Co. Ltd.	301,000	1,955
	Aichi Steel Corp.	490,000	1,953
^	Akebono Brake Industry Co. Ltd.	420,700	1,945
	Tochigi Bank Ltd.	495,000	1,945
	Gurunavi Inc.	69,000	1,941
	Hokuetsu Bank Ltd.	988,000	1,929
	Nippon Signal Co. Ltd.	220,100	1,926
^	Dr Ci:Labo Co. Ltd.	63,200	1,926
	Gulliver International Co. Ltd.	267,800	1,925
	Mitsubishi Pencil Co. Ltd.	82,000	1,910
	Akita Bank Ltd.	714,000	1,904
	Mitsubishi Shokuhin Co. Ltd.	79,500	1,896
	Chofu Seisakusho Co. Ltd.	85,100	1,892
	Futaba Corp.	152,800	1,892
*	Toa Corp.	868,000	1,891
	Goldcrest Co. Ltd.	76,420	1,891
	Eagle Industry Co. Ltd.	115,000	1,881
	Press Kogyo Co. Ltd.	443,000	1,880
	Towa Pharmaceutical Co. Ltd.	46,100	1,862
	Sakata Seed Corp.	145,800	1,862
^	JCR Pharmaceuticals Co. Ltd.	86,500	1,858
	Max Co. Ltd.	167,000	1,853
	Toppan Forms Co. Ltd.	214,500	1,851
^	Ohsho Food Service Corp.	56,100	1,844
	TOKAI Holdings Corp.	562,200	1,813
	Dydo Drinco Inc.	44,900	1,810
	Aichi Bank Ltd.	38,800	1,807
	Misawa Homes Co. Ltd.	127,600	1,800
	Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,798
	Morinaga & Co. Ltd.	833,000	1,793
	Roland DG Corp.	55,000	1,785
	St. Marc Holdings Co. Ltd.	37,200	1,778
	Seiren Co. Ltd.	230,600	1,777
^	Tsugami Corp.	309,000	1,771
	Nichii Gakkan Co.	209,000	1,766
	OBIC Business Consultants Ltd.	52,500	1,765
	Tokai Rubber Industries Ltd.	171,100	1,763
	Riken Corp.	376,000	1,763
	DTS Corp.	92,800	1,760
	Kato Sangyo Co. Ltd.	97,000	1,759
	Daido Metal Co. Ltd.	163,000	1,747
	Token Corp.	37,650	1,745
*	Ishihara Sangyo Kaisha Ltd.	1,496,000	1,735
*,^ Nippon Yakin Kogyo Co. Ltd.		597,500	1,733
	Fukui Bank Ltd.	757,000	1,729
	Hitachi Koki Co. Ltd.	243,300	1,720
	T-Gaia Corp.	138,400	1,702

	Nippon Sharyo Ltd.	344,000	1,702
	BML Inc.	49,700	1,691
^	Foster Electric Co. Ltd.	104,300	1,680
	CREATE SD HOLDINGS Co. Ltd.	49,500	1,678
	Nisshin Oillio Group Ltd.	507,000	1,677
	Koa Corp.	153,700	1,674
	As One Corp.	73,700	1,668
	Yachiyo Bank Ltd.	62,500	1,647
	Nishio Rent All Co. Ltd.	62,000	1,645
*	Unitika Ltd.	2,593,000	1,629
^	COOKPAD Inc.	49,600	1,628
	Mitsui Sugar Co. Ltd.	385,000	1,626
	Topy Industries Ltd.	929,000	1,626
	Joshin Denki Co. Ltd.	213,000	1,621
	Torii Pharmaceutical Co. Ltd.	53,400	1,614
	Nippon Thompson Co. Ltd.	329,000	1,614
	Saizeriya Co. Ltd.	136,600	1,614
	Fujimori Kogyo Co. Ltd.	69,200	1,605
	Kansai Urban Banking Corp.	1,329,000	1,602
	Noevir Holdings Co. Ltd.	86,600	1,591
	Shizuoka Gas Co. Ltd.	269,700	1,590
	Yuasa Trading Co. Ltd.	765,000	1,586
*,^ Tokyu Construction Co. Ltd.		366,290	1,583
	Nippon Road Co. Ltd.	295,000	1,580
	TPR Co. Ltd.	93,200	1,579
*,^ Matsuya Co. Ltd.		160,200	1,559
^	PGM Holdings K K	169,000	1,556
	Nagaileben Co. Ltd.	94,400	1,554
^	Fuji Kyuko Co. Ltd.	187,000	1,553
	Yamazen Corp.	263,800	1,550
^	Kyoritsu Maintenance Co. Ltd.	43,800	1,548
	Kurabo Industries Ltd.	860,000	1,545
	Sumitomo Seika Chemicals Co. Ltd.	196,000	1,540
	Yokohama Reito Co. Ltd.	195,800	1,538
	Sintokogio Ltd.	201,100	1,535
	Higashi-Nippon Bank Ltd.	602,000	1,528
	Riso Kagaku Corp.	76,900	1,526
	Tokyo Tomin Bank Ltd.	152,300	1,523
	Shikoku Bank Ltd.	683,000	1,503
	Eighteenth Bank Ltd.	673,000	1,485
	Mitsubishi Steel Manufacturing Co. Ltd.	598,000	1,474
	Bando Chemical Industries Ltd.	372,000	1,472
	Shinko Plantech Co. Ltd.	196,000	1,470
	Descente Ltd.	221,000	1,448
	SMK Corp.	303,000	1,446
	Sanki Engineering Co. Ltd.	235,000	1,442
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,442
	Tachi-S Co. Ltd.	106,700	1,440
	Hosiden Corp.	283,400	1,423
*	Daiei Inc.	488,200	1,418
	Macnica Inc.	47,600	1,415
	Doshisha Co. Ltd.	105,100	1,410
	Oyo Corp.	90,000	1,408
	Geo Holdings Corp.	147,200	1,399
	Takara Leben Co. Ltd.	432,800	1,389
	Chugoku Marine Paints Ltd.	256,000	1,389
	Toyo Kanetsu KK	504,000	1,387

^	WATAMI Co. Ltd.	99,900	1,386
	Minato Bank Ltd.	822,000	1,386
	Itochu Enex Co. Ltd.	238,900	1,385
^	EPS Corp.	1,201	1,385
	Sakai Chemical Industry Co. Ltd.	456,000	1,382
*,^ Tekken Corp.		495,000	1,382
	Fuji Co. Ltd.	82,300	1,379
	Alpen Co. Ltd.	74,500	1,374
	Union Tool Co.	54,100	1,367
^	OSAKA Titanium Technologies Co. Ltd.	85,100	1,357
	Jeol Ltd.	292,000	1,356
	Japan Digital Laboratory Co. Ltd.	91,000	1,353
	Tsukuba Bank Ltd.	384,000	1,352
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	302,000	1,346
	Tomy Co. Ltd.	298,700	1,345
	Arcland Sakamoto Co. Ltd.	79,400	1,340
	Toyo Corp.	130,000	1,333
^	Macromill Inc.	176,000	1,324
	Yellow Hat Ltd.	71,000	1,320
	Nomura Co. Ltd.	154,000	1,310
^	Kohnan Shoji Co. Ltd.	124,100	1,308
	KEY Coffee Inc.	85,700	1,307
	Mani Inc.	34,100	1,304
	Nippon Koei Co. Ltd.	293,000	1,300
	Nichiha Corp.	94,700	1,297
	Raito Kogyo Co. Ltd.	191,300	1,294
^	Kappa Create Holdings Co. Ltd.	66,600	1,293
	Mitsuboshi Belting Co. Ltd.	232,000	1,292
	Konishi Co. Ltd.	68,900	1,291
	Takamatsu Construction Group Co. Ltd.	73,500	1,285
^	Japan Cash Machine Co. Ltd.	66,700	1,279
	Sanyo Shokai Ltd.	473,000	1,271
	Nittetsu Mining Co. Ltd.	272,000	1,264
^	Toyo Tanso Co. Ltd.	64,800	1,263
	Maruwa Co. Ltd.	37,043	1,261
	Eiken Chemical Co. Ltd.	69,400	1,259
	YAMABIKO Corp.	35,700	1,259
*	NS United Kaiun Kaisha Ltd.	477,000	1,256
*,^ Juki Corp.		638,000	1,250
	Toko Inc.	377,000	1,249
	Sumitomo Densetsu Co. Ltd.	85,000	1,244
	Bank of Saga Ltd.	572,000	1,242
	Morita Holdings Corp.	159,000	1,237
	Noritake Co. Ltd.	503,000	1,233
	Roland Corp.	92,000	1,223
	Marudai Food Co. Ltd.	406,000	1,219
	JSP Corp.	83,000	1,219
	Kasumi Co. Ltd.	182,400	1,210
	Yorozu Corp.	65,700	1,208
	Chiyoda Integre Co. Ltd.	63,200	1,205
	Sakata INX Corp.	133,000	1,201
*	K&O Energy Group Inc.	82,700	1,198
^	Mitsubishi Paper Mills Ltd.	1,247,000	1,193
	Daiso Co. Ltd.	334,000	1,184
	Cawachi Ltd.	62,200	1,182
	Kato Works Co. Ltd.	202,000	1,182
	Aisan Industry Co. Ltd.	127,500	1,180

Ryoyo Electro Corp.	112,500	1,180
Tokushu Tokai Paper Co. Ltd.	573,000	1,178
Yomiuri Land Co. Ltd.	188,000	1,177
Kumiai Chemical Industry Co. Ltd.	203,000	1,175
^ Japan Drilling Co. Ltd.	22,900	1,171
JVC Kenwood Corp.	624,200	1,169
Senshukai Co. Ltd.	139,600	1,162
Yahagi Construction Co. Ltd.	124,400	1,162
Cosel Co. Ltd.	101,200	1,159
Towa Bank Ltd.	1,186,000	1,154
* Chiba Kogyo Bank Ltd.	168,400	1,154
Katakura Industries Co. Ltd.	101,600	1,153
^ Ringer Hut Co. Ltd.	78,700	1,146
Tocalo Co. Ltd.	68,300	1,144
* SWCC Showa Holdings Co. Ltd.	1,060,000	1,139
Nissin Electric Co. Ltd.	217,000	1,137
Mars Engineering Corp.	59,700	1,132
Ichibanya Co. Ltd.	31,200	1,131
Tsukishima Kikai Co. Ltd.	112,000	1,125
Pressance Corp.	40,500	1,124
Izumiya Co. Ltd.	256,000	1,124
Osaka Steel Co. Ltd.	66,200	1,120
^ Nippon Ceramic Co. Ltd.	73,000	1,115
^ Tsukui Corp.	118,800	1,114
^ Megachips Corp.	82,200	1,114
Ehime Bank Ltd.	516,000	1,111
Belluna Co. Ltd.	231,500	1,110
Prima Meat Packers Ltd.	608,000	1,108
Yushin Precision Equipment Co. Ltd.	51,100	1,105
Kaga Electronics Co. Ltd.	89,000	1,103
Hibiya Engineering Ltd.	94,900	1,102
^ Japan Bridge Corp.	600,100	1,102
Japan Pulp & Paper Co. Ltd.	349,000	1,100
Keihanshin Building Co. Ltd.	213,400	1,100
Zenrin Co. Ltd.	117,100	1,098
Sanyo Denki Co. Ltd.	164,000	1,090
Bunka Shutter Co. Ltd.	178,000	1,089
Nippon Denko Co. Ltd.	376,000	1,085
^ Atom Corp.	206,000	1,083
Showa Sangyo Co. Ltd.	337,000	1,078
Kurimoto Ltd.	466,000	1,075
Funai Electric Co. Ltd.	88,300	1,073
Toyo Kohan Co. Ltd.	234,000	1,071
Piolax Inc.	28,100	1,063
J-Oil Mills Inc.	381,000	1,059
Fuso Pharmaceutical Industries Ltd.	314,000	1,055
NEC Fielding Ltd.	75,300	1,054
Konoike Transport Co. Ltd.	71,100	1,054
Nippon Valqua Industries Ltd.	387,000	1,054
^ Weathernews Inc.	41,061	1,045
San-Ai Oil Co. Ltd.	218,000	1,045
Pack Corp.	59,800	1,042
Gakken Holdings Co. Ltd.	353,000	1,035
Yusen Logistics Co. Ltd.	86,500	1,033
Pal Co. Ltd.	53,700	1,030
Tatsuta Electric Wire and Cable Co. Ltd.	176,000	1,029
Toyo Securities Co. Ltd.	284,000	1,027

^	Nippon Carbon Co. Ltd.	560,000	1,025
	Fujibo Holdings Inc.	495,000	1,024
	Neturen Co. Ltd.	135,600	1,024
	Kinugawa Rubber Industrial Co. Ltd.	213,000	1,024
^	Nippon Parking Development Co. Ltd.	791,200	1,022
	Meiko Network Japan Co. Ltd.	93,400	1,021
	Daiwa Industries Ltd.	155,000	1,020
	Idec Corp.	117,200	1,014
	Pacific Industrial Co. Ltd.	159,500	1,012
	Siix Corp.	71,900	1,008
*,^ Tokyo Rope Manufacturing Co. Ltd.		636,000	1,007
	France Bed Holdings Co. Ltd.	529,000	1,007
	Toenec Corp.	162,000	1,006
	Tenma Corp.	73,800	1,006
	Parco Co. Ltd.	109,300	1,004
	Okamoto Industries Inc.	305,000	1,002
	Ministop Co. Ltd.	62,600	1,001
	Warabeya Nichiyo Co. Ltd.	50,600	1,001
*	Fudo Tetra Corp.	610,200	1,000
^	Gun-Ei Chemical Industry Co. Ltd.	240,000	999
	Godo Steel Ltd.	589,000	995
^	Toho Titanium Co. Ltd.	152,800	991
	Ines Corp.	134,700	988
	Toa Corp.	102,800	986
	Vital KSK Holdings Inc.	145,600	982
	Achilles Corp.	692,000	981
	Toyo Construction Co. Ltd.	274,900	979
	Fujimi Inc.	79,400	977
	Torishima Pump Manufacturing Co. Ltd.	92,300	977
	TKC Corp.	52,400	974
	Kyodo Printing Co. Ltd.	347,000	964
	NEC Capital Solutions Ltd.	40,900	957
	Nohmi Bosai Ltd.	93,000	952
	Tamura Corp.	338,000	946
	Icom Inc.	42,000	942
	Fujicco Co. Ltd.	82,000	933
	Tsurumi Manufacturing Co. Ltd.	77,000	928
^	Riso Kyoiku Co. Ltd.	169,380	927
	Mie Bank Ltd.	421,000	924
	Goldwin Inc.	205,000	919
	Nissin Corp.	334,000	913
	Nippon Beet Sugar Manufacturing Co. Ltd.	471,000	908
	Denyo Co. Ltd.	66,700	903
	Taihei Dengyo Kaisha Ltd.	143,000	901
	Ryoden Trading Co. Ltd.	127,000	894
	Atsugi Co. Ltd.	783,000	888
	Tsutsumi Jewelry Co. Ltd.	38,500	884
	FIDEA Holdings Co. Ltd.	451,200	882
	Mitsui Matsushima Co. Ltd.	564,571	881
	Shikoku Chemicals Corp.	115,000	879
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	265,000	874
^	Nippon Gas Co. Ltd.	83,400	874
	Kyokuyo Co. Ltd.	335,000	873
	Hosokawa Micron Corp.	139,000	864
	Nitto Kohki Co. Ltd.	48,500	863
^	Onoken Co. Ltd.	71,400	862
^	Fujiya Co. Ltd.	470,000	861

	Hisaka Works Ltd.	87,000	858
*,^ Japan Radio Co. Ltd.		253,000	856
	Sodick Co. Ltd.	199,000	856
^	Melco Holdings Inc.	52,100	856
	Futaba Industrial Co. Ltd.	224,100	853
^	Kusuri No Aoki Co. Ltd.	16,100	852
	Kamei Corp.	113,000	842
	NIPPON STEEL & SUMIKIN TEXENG CO Ltd.	217,000	842
	Organo Corp.	182,000	836
	Shibusawa Warehouse Co. Ltd.	236,000	836
^	Tosho Printing Co. Ltd.	212,000	833
	Maruzen Showa Unyu Co. Ltd.	256,000	832
	ASKA Pharmaceutical Co. Ltd.	105,000	831
	T RAD Co. Ltd.	307,000	828
^	Teikoku Electric Manufacturing Co. Ltd.	31,100	826
	Japan Vilene Co. Ltd.	129,000	817
^	Endo Lighting Corp.	45,200	815
	Airport Facilities Co. Ltd.	103,800	814
	Arata Corp.	249,000	814
^	Asahi Co. Ltd.	59,900	813
	UKC Holdings Corp.	50,300	806
	Okuwa Co. Ltd.	94,000	806
	Sinanen Co. Ltd.	198,000	802
	Dai Nippon Toryo Co. Ltd.	504,000	801
	Sanshin Electronics Co. Ltd.	113,500	801
*,^ Uniden Corp.		265,000	798
	Nichiden Corp.	36,600	797
*,^ Sasebo Heavy Industries Co. Ltd.		609,000	796
	Fujita Kanko Inc.	229,000	796
	Chugai Ro Co. Ltd.	327,000	793
	Takiron Co. Ltd.	183,000	786
	ESPEC Corp.	97,300	785
	Daiichi Jitsugyo Co. Ltd.	173,000	783
	Kura Corp.	46,700	780
	Chuetsu Pulp & Paper Co. Ltd.	372,000	766
	Sanoh Industrial Co. Ltd.	109,200	761
	Matsuda Sangyo Co. Ltd.	57,900	751
	Hamakyorex Co. Ltd.	25,800	750
^	Osaki Electric Co. Ltd.	127,000	745
	Daidoh Ltd.	109,300	738
^	Takaoka Toko Holdings Co. Ltd.	41,900	733
	Shinko Shoji Co. Ltd.	83,200	730
^	Toridoll.corp	83,300	719
*,^ Clarion Co. Ltd.		500,000	719
	Taiho Kogyo Co. Ltd.	73,600	718
	Mimasu Semiconductor Industry Co. Ltd.	86,600	717
	T Hasegawa Co. Ltd.	51,000	710
	Mitsui High-Tec Inc.	105,100	700
	Nagatanien Co. Ltd.	78,000	700
	Chori Co. Ltd.	61,800	698
	Stella Chemifa Corp.	46,700	698
	Information Services International-Dentsu Ltd.	65,100	698
^	CONEXIO Corp.	85,000	697
	Sinfonia Technology Co. Ltd.	432,000	697
	Riken Technos Corp.	118,000	696
	Itochu-Shokuhin Co. Ltd.	21,000	696
	Tomen Electronics Corp.	43,700	695

	Daikoku Denki Co. Ltd.	28,900	694
	Yonekyu Corp.	81,500	691
	Nice Holdings Inc.	314,000	689
	Pasona Group Inc.	109,100	685
	Cleanup Corp.	78,700	680
	GCA Savvian Corp.	77,000	677
	Kanematsu Electronics Ltd.	50,700	671
	Tomoku Co. Ltd.	207,000	671
	Asahi Organic Chemicals Industry Co. Ltd.	316,000	668
	Seika Corp.	282,000	667
	Aiphone Co. Ltd.	40,700	666
	Axell Corp.	39,000	664
	Shin-Etsu Polymer Co. Ltd.	179,000	663
	Nihon Yamamura Glass Co. Ltd.	371,000	663
	Mitsubishi Research Institute Inc.	31,400	662
	Tokyo Tekko Co. Ltd.	181,000	660
	Future Architect Inc.	107,000	658
*,^ Daiichi Chuo KK		625,000	657
	Daiken Corp.	256,000	655
	Fujitsu Frontech Ltd.	47,200	655
	Corona Corp. Class A	60,000	649
	Optex Co. Ltd.	41,500	643
^	Dunlop Sports Co. Ltd.	51,371	642
	Sumitomo Precision Products Co. Ltd.	151,000	641
	Koatsu Gas Kogyo Co. Ltd.	114,000	636
	Nidec Copal Electronics Corp.	83,900	632
	Fujikura Kasei Co. Ltd.	110,600	627
^	Honeys Co. Ltd.	70,120	623
	Kyosan Electric Manufacturing Co. Ltd.	196,000	618
	Mitsui Home Co. Ltd.	132,000	617
	Pronexus Inc.	96,000	615
^	Nihon Dempa Kogyo Co. Ltd.	73,000	614
^	CMIC Holdings Co. Ltd.	47,600	613
	Maruetsu Inc.	175,000	612
	Fuji Oil Co. Ltd.	184,700	603
	Daisan Bank Ltd.	353,000	600
	Rock Field Co. Ltd.	33,800	594
	Michinoku Bank Ltd.	300,000	591
	Daikokutenbussan Co. Ltd.	21,300	590
^	Matsuya Foods Co. Ltd.	32,300	574
	Hakuto Co. Ltd.	57,400	567
	Oenon Holdings Inc.	254,000	561
^	Keiyo Co. Ltd.	119,400	548
	Zuken Inc.	66,400	543
	CAC Corp.	59,900	541
	Yurtec Corp.	156,000	540
	Uchida Yoko Co. Ltd.	194,000	539
	Aichi Corp.	123,300	533
	Tv Tokyo Holdings Corp.	32,500	531
	Kitano Construction Corp.	209,000	527
	Daisyo Corp.	41,500	522
	Sekisui Plastics Co. Ltd.	190,000	521
	ST Corp.	53,600	518
	Shimizu Bank Ltd.	20,500	515
	Tokyo Energy & Systems Inc.	101,000	515
*,^ Yamada SxL Home Co. Ltd.		410,000	509
	Krosaki Harima Corp.	224,000	505

	Kyoto Kimono Yuzen Co. Ltd.	47,900	502
	Kinki Sharyo Co. Ltd.	156,000	502
	Paris Miki Holdings Inc.	109,900	491
	Kitagawa Iron Works Co. Ltd.	266,000	485
^	Dai-ichi Seiko Co. Ltd.	40,400	484
	Hioki EE Corp.	35,400	483
	Alpha Systems Inc.	36,300	470
	Rhythm Watch Co. Ltd.	337,000	450
	Jimoto Holdings Inc.	225,400	439
^	Cybozu Inc.	106,200	434
	Tokyo Rakutenchi Co. Ltd.	95,000	433
	Komatsu Seiren Co. Ltd.	86,000	422
^	CMK Corp.	168,700	420
*	Janome Sewing Machine Co. Ltd.	489,000	416
	Kita-Nippon Bank Ltd.	17,300	409
	Shinwa Co. Ltd.	33,900	400
	Meisei Industrial Co. Ltd.	86,000	399
	Gecoss Corp.	43,400	398
	Okura Industrial Co. Ltd.	123,000	395
	Pocket Card Co. Ltd.	55,000	394
	Nippon Chemiphar Co. Ltd.	87,000	393
	Toda Kogyo Corp.	146,000	392
^	Hokkaido Gas Co. Ltd.	143,000	385
	NIFTY Corp.	29,700	384
	Advan Co. Ltd.	33,800	383
	Japan Transcity Corp.	118,000	374
*	Best Denki Co. Ltd.	254,700	368
^	Sagami Chain Co. Ltd.	39,000	356
	Sankyo Seiko Co. Ltd.	98,000	347
	Starzen Co. Ltd.	127,000	344
	Arakawa Chemical Industries Ltd.	38,200	335
	Fuji Electronics Co. Ltd.	23,900	330
	Mory Industries Inc.	80,000	325
	Wood One Co. Ltd.	101,000	318
	Elematec Corp.	18,000	311
	Kourakuen Corp.	22,100	307
*,^ Kanto Denka Kogyo Co. Ltd.		123,000	285
	Chukyo Bank Ltd.	165,000	284
*,^ Iwasaki Electric Co. Ltd.		140,000	280
	Japan Pure Chemical Co. Ltd.	121	263
	Mitsuuroko Group Holdings Co. Ltd.	45,900	254
*,^ FDK Corp.		167,000	250
	Takihyo Co. Ltd.	61,000	245
^	U-Shin Ltd.	36,800	245
	Toho Co. Ltd.	68,000	240
	Noritsu Koki Co. Ltd.	36,400	229
	Kanaden Corp.	34,000	228
	Hokkan Holdings Ltd.	72,000	227
	Shoko Co. Ltd.	148,000	224
	Furuno Electric Co. Ltd.	30,300	220
^	Toa Oil Co. Ltd.	124,000	196
	Yushiro Chemical Industry Co. Ltd.	19,500	194
	Toli Corp.	95,000	192
	Mitsui Knowledge Industry Co. Ltd.	120,200	188
	NDS Co. Ltd.	66,000	186
	Studio Alice Co. Ltd.	14,000	185
	Asunaro Aoki Construction Co. Ltd.	32,600	181

*	Ichikoh Industries Ltd.	116,000	177
	Ohara Inc.	29,600	174
	Hodogaya Chemical Co. Ltd.	83,000	160
	Shiroki Corp.	71,000	158
*,^ Mitsubishi Kakoki Kaisha Ltd.		92,000	154
	Maezawa Kasei Industries Co. Ltd.	14,700	151
^	Kojima Co. Ltd.	52,300	138
^	Right On Co. Ltd.	18,900	132
	Aeon Fantasy Co. Ltd.	8,000	122
	Panasonic Industrial Devices SUNX Co. Ltd.	26,200	120
	Taisei Lamick Co. Ltd.	4,000	104
	Tonami Holdings Co. Ltd.	51,000	101
	Nippon Kasei Chemical Co. Ltd.	68,000	97
	Mr Max Corp.	21,300	69
	Tokyo Electron Device Ltd.	4,400	67
	Maezawa Kyuso Industries Co. Ltd.	4,100	52
	Chuo Spring Co. Ltd.	17,000	50
	Panasonic Information Systems	800	22
	Shimojima Co. Ltd.	1,700	16
	Olympic Group Corp.	1,900	14
	Inaba Seisakusho Co. Ltd.	600	7
	Rakuten Inc.	400	7
			17,111,926
Luxembourg (0.0%)
	Samsonite International SA	7,041,100	19,190

Malaysia (0.8%)
	Malayan Banking Bhd.	23,638,490	67,915
	CIMB Group Holdings Bhd.	26,766,900	55,222
	Axiata Group Bhd.	27,398,800	53,681
	Sime Darby Bhd.	17,128,100	45,913
	Genting Bhd.	12,172,400	37,853
	Public Bank Bhd. (Foreign)	5,818,194	33,212
	Petronas Chemicals Group Bhd.	15,853,927	31,621
	Petronas Gas Bhd.	4,334,100	30,181
	Maxis Bhd.	14,367,550	29,889
	DiGi.Com Bhd.	20,521,700	28,803
	Tenaga Nasional Bhd.	7,693,300	27,309
	IOI Corp. Bhd.	20,454,886	25,712
*	Sapurakencana Petroleum Bhd.	19,506,041	25,508
	Genting Malaysia Bhd.	16,195,500	21,089
	AMMB Holdings Bhd.	9,613,200	21,069
	Kuala Lumpur Kepong Bhd.	2,944,586	20,426
*	IHH Healthcare Bhd.	14,981,377	16,448
	Petronas Dagangan Bhd.	1,638,900	14,972
	PPB Group Bhd.	3,236,500	14,908
	Gamuda Bhd.	10,791,200	14,416
	British American Tobacco Malaysia Bhd.	781,300	14,160
	YTL Corp. Bhd.	29,272,286	13,536
	Felda Global Ventures Holdings Bhd.	10,197,824	13,295
	Hong Leong Bank Bhd.	3,117,060	13,111
	UMW Holdings Bhd.	3,643,600	12,870
	IJM Corp. Bhd.	6,839,060	12,083
	Dialog Group Bhd.	10,796,260	10,467
*	YTL Power International Bhd.	17,894,558	10,002
	Telekom Malaysia Bhd.	5,901,500	9,737
	Bumi Armada Bhd.	7,323,800	8,822

RHB Capital Bhd.	3,804,500	8,722
Alliance Financial Group Bhd.	5,984,700	8,326
Malaysia Airports Holdings Bhd.	3,304,800	8,317
* IOI Properties Group Sdn Bhd.	9,982,042	8,054
2 Astro Malaysia Holdings Bhd.	8,527,800	7,490
Lafarge Malaysia Bhd.	2,277,300	5,774
Genting Plantations Bhd.	1,856,600	5,705
Berjaya Sports Toto Bhd.	4,529,541	5,482
Hong Leong Financial Group Bhd.	1,151,000	5,444
UEM Sunrise Bhd.	8,131,803	5,013
AirAsia Bhd.	6,653,600	4,495
Bursa Malaysia Bhd.	1,904,800	4,429
Affin Holdings Bhd.	3,495,000	4,274
KLCC Property Holdings Bhd.	2,449,800	4,250
IGB Corp. Bhd.	5,305,548	4,237
Media Prima Bhd.	5,744,800	4,107
MMC Corp. Bhd.	4,688,100	3,913
SP Setia Bhd.	4,493,000	3,866
DRB-Hicom Bhd.	4,684,800	3,806
KPJ Healthcare Bhd.	3,753,890	3,759
Magnum Bhd.	4,086,000	3,736
Top Glove Corp. Bhd.	2,183,800	3,584
Hartalega Holdings Bhd.	1,688,100	3,580
BIMB Holdings Bhd.	2,767,260	3,549
Boustead Holdings Bhd.	2,167,400	3,402
Pos Malaysia Bhd.	2,004,500	3,350
IGB REIT	8,958,500	3,255
Malaysian Resources Corp. Bhd.	6,858,100	3,119
* Kulim Malaysia Bhd.	3,135,800	3,005
WCT Holdings Bhd.	4,696,005	2,919
Parkson Holdings Bhd.	3,275,239	2,863
Mah Sing Group Bhd.	4,628,840	2,851
Carlsberg Brewery Malaysia Bhd.	824,500	2,822
HAP Seng Consolidated Bhd.	3,348,200	2,745
Malaysia Marine and Heavy Engineering Holdings Bhd.	2,275,071	2,470
* Malaysian Airline System Bhd.	26,675,000	2,371
CapitaMalls Malaysia Trust	5,522,100	2,294
Eastern & Oriental Bhd.	3,914,300	2,252
Berjaya Corp. Bhd.	14,223,300	2,169
QL Resources Bhd.	1,781,280	2,129
Gas Malaysia Bhd.	1,901,900	2,056
TSH Resources Bhd.	2,429,100	2,034
Supermax Corp. Bhd.	2,193,300	1,909
Pavilion REIT	5,006,500	1,868
* TIME dotCom Bhd.	1,721,640	1,825
MSM Malaysia Holdings Bhd.	1,150,300	1,702
IJM Land Bhd.	2,122,100	1,574
IJM Plantations Bhd.	1,615,800	1,552
OSK Holdings Bhd.	3,102,390	1,489
* AirAsia X Bhd.	4,440,600	1,295
Muhibbah Engineering M Bhd.	1,752,200	1,251
Wah Seong Corp. Bhd.	2,075,665	1,198
Puncak Niaga Holdings Bhd.	1,311,000	1,157
* Perdana Petroleum Bhd.	2,180,640	1,080
Mudajaya Group Bhd.	1,362,066	1,069
* Mulpha International Bhd.	7,867,300	972
Malaysian Bulk Carriers Bhd.	1,517,400	868

* KNM Group Bhd.	4,651,350	856
* Scomi Group Bhd.	6,661,800	737
Unisem M Bhd.	2,320,400	655
Lion Industries Corp. Bhd.	1,523,300	319
* KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	319,480	213
* Malaysia Building Society Bhd. Warrants Exp. 05/31/2016	568,847	208
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	154
* Dialog Group Bhd. Warrants Exp. 02/12/2017	441,280	142
* BIMB Holdings Bhd. Warrants	741,960	76
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	521,665	75
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	67
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	65
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	65
* KNM Group Bhd. Warrants Exp. 11/15/2017	1,550,450	63
Public Bank Bhd. (Local)	8,900	51
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	34
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	34
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	15
* Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	14
		930,900
Mexico (1.0%)
America Movil SAB de CV	170,287,348	181,823
Fomento Economico Mexicano SAB de CV	11,870,717	107,559
Grupo Televisa SAB	14,265,371	83,007
Grupo Financiero Banorte SAB de CV	12,492,056	78,853
* Cemex SAB de CV	62,363,685	77,080
Wal-Mart de Mexico SAB de CV	31,190,187	74,629
Grupo Mexico SAB de CV Class B	21,460,965	69,466
Alfa SAB de CV Class A	15,512,725	43,729
Grupo Financiero Inbursa SAB de CV	11,327,709	28,247
Grupo Bimbo SAB de CV Class A	10,285,415	27,325
Fibra Uno Administracion SA de CV	8,307,602	26,822
Coca-Cola Femsa SAB de CV	2,264,636	24,131
Mexichem SAB de CV	6,123,045	21,262
Grupo Financiero Santander Mexico SAB de CV Class B	8,150,665	18,259
Industrias Penoles SAB de CV	697,123	16,323
Grupo Carso SAB de CV	2,775,296	14,495
Grupo Aeroportuario del Sureste SAB de CV Class B	1,234,048	13,919
Kimberly-Clark de Mexico SAB de CV Class A	4,790,766	12,215
* Compartamos SAB de CV	6,171,674	11,075
* Genomma Lab Internacional SAB de CV Class B	4,313,672	10,673
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,869,000	10,137
Arca Continental SAB de CV	1,606,078	8,818
* OHL Mexico SAB de CV	3,417,800	8,413
Controladora Comercial Mexicana SAB de CV	2,154,400	8,172
* Gruma SAB de CV Class B	952,400	7,744
Bolsa Mexicana de Valores SAB de CV	3,198,952	6,475
Grupo Elektra SAB DE CV	193,915	5,920
* Empresas ICA SAB de CV	2,977,013	5,750
Mexico Real Estate Management SA de CV	3,104,140	5,677
* Industrias CH SAB de CV Class B	943,344	5,658
Alsea SAB de CV	1,799,906	5,370
TV Azteca SAB de CV	8,137,373	5,056
* Minera Frisco SAB de CV	3,078,853	4,853
Grupo Comercial Chedraui SA de CV	1,624,067	4,816
Infraestructura Energetica Nova SAB de CV	1,069,617	4,605
Alpek SA de CV	2,090,256	4,164

	Grupo Sanborns SAB de CV	2,194,252	3,984
*	Organizacion Soriana SAB de CV Class B	1,359,430	3,901
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	1,083,970	3,360
	Grupo Herdez SAB de CV	685,416	2,148
*	Grupo Simec SAB de CV Class B	484,010	1,804
*	Consorcio ARA SAB de CV	4,003,166	1,577
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	297
*	Corp GEO SAB de CV	2,276,157	283
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	65
			1,059,939
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	84,813	583

Netherlands (2.1%)
	Unilever NV	8,652,091	322,801
*	ING Groep NV	21,239,558	281,276
	Koninklijke Philips NV	5,158,141	179,462
	ASML Holding NV	1,833,267	156,227
	Unibail-Rodamco SE	534,875	128,729
	Heineken NV	1,581,871	96,447
	Akzo Nobel NV	1,308,557	93,898
	Aegon NV	10,572,115	92,118
	ArcelorMittal	5,495,769	91,108
	Reed Elsevier NV	3,729,842	76,848
	Koninklijke DSM NV	996,584	65,884
*	Koninklijke KPN NV	17,032,283	63,539
	Koninklijke Ahold NV	3,757,876	62,653
*	CNH Industrial NV	5,049,543	53,075
	Gemalto NV	421,592	47,389
	Wolters Kluwer NV	1,658,787	45,700
	Randstad Holding NV	597,754	37,944
	Ziggo NV	790,792	34,354
	Heineken Holding NV	535,655	30,866
	Delta Lloyd NV	1,036,308	26,588
	Fugro NV	432,899	22,641
	TNT Express NV	2,563,279	22,551
*	OCI	466,186	21,617
	Koninklijke Vopak NV	364,336	20,023
	Koninklijke Boskalis Westminster NV	414,394	19,880
*	SBM Offshore NV	986,899	18,996
	Aalberts Industries NV	577,342	17,994
	Nutreco NV	382,971	17,095
	Corio NV	366,344	15,572
*	PostNL NV	2,389,056	13,385
	Arcadis NV	333,262	11,914
	Eurocommercial Properties NV	223,002	9,172
	Wereldhave NV	118,202	8,989
	ASM International NV	268,245	8,964
*	Corbion NV	383,192	8,024
	Unit4 NV	152,965	7,951
	TKH Group NV	206,623	7,103
*,^ Royal Imtech NV		2,417,236	6,879
	Koninklijke BAM Groep NV	1,181,506	6,070
	USG People NV	359,443	5,638
	Sligro Food Group NV	135,747	5,383
	Vastned Retail NV	103,933	4,967
*	APERAM	255,117	4,579

*	TomTom NV	619,658	4,298
	Koninklijke Ten Cate NV	133,131	4,265
	BinckBank NV	368,698	4,109
	Nieuwe Steen Investments NV	687,020	4,070
	Brunel International NV	52,706	3,097
	Beter Bed Holding NV	92,216	2,157
	Accell Group	94,777	1,763
	Koninklijke Wessanen NV	369,386	1,715
*,^ Grontmij		321,523	1,705
*	AMG Advanced Metallurgical Group NV	150,442	1,466
	Aegon NV	922	8
*,^ SNS REAAL NV		672,039	—
			2,300,946
New Zealand (0.2%)
	Fletcher Building Ltd.	3,500,936	25,659
	Telecom Corp. of New Zealand Ltd.	9,907,143	18,826
	Auckland International Airport Ltd.	5,371,266	15,855
^	Ryman Healthcare Ltd.	2,251,489	14,361
	Sky Network Television Ltd.	2,118,333	9,887
	SKYCITY Entertainment Group Ltd.	3,130,877	9,807
	Fisher & Paykel Healthcare Corp. Ltd.	2,949,219	9,642
	Contact Energy Ltd.	1,986,323	8,282
	Trade Me Group Ltd.	2,151,769	7,109
*	Mighty River Power Ltd.	3,746,795	5,916
	Kiwi Income Property Trust	5,429,348	4,853
	Mainfreight Ltd.	435,351	4,609
	Infratil Ltd.	2,552,291	4,535
	Goodman Property Trust	4,757,819	3,707
	Air New Zealand Ltd.	2,657,942	3,663
	Precinct Properties New Zealand Ltd.	3,874,160	3,081
	Freightways Ltd.	756,481	2,842
	Nuplex Industries Ltd.	1,021,806	2,778
	Vector Ltd.	1,341,700	2,744
	Kathmandu Holdings Ltd.	1,010,780	2,579
^	Chorus Ltd.	2,112,152	2,389
	Fletcher Building Ltd.	240,759	1,783
	Warehouse Group Ltd.	592,637	1,727
	Vital Healthcare Property Trust	1,479,979	1,513
	New Zealand Oil & Gas Ltd.	1,743,228	1,083
	Tower Ltd.	539,488	763
*,^ Bathurst Resources Ltd.		2,701,261	421
*,^ Bathurst Resources Ltd.		1,188,709	201
			170,615
Norway (0.7%)
	Statoil ASA	5,244,907	124,499
	DNB ASA	5,860,268	99,121
	Seadrill Ltd.	1,935,750	69,504
	Telenor ASA	3,310,499	68,786
	Yara International ASA	855,042	35,400
	Norsk Hydro ASA	7,327,136	33,227
	Orkla ASA	4,233,228	32,912
	Subsea 7 SA	1,555,386	26,748
	Schibsted ASA	440,010	25,757
	Gjensidige Forsikring ASA	979,064	18,772
	Marine Harvest ASA	1,575,326	18,147
*	DNO International ASA	5,539,986	18,072

TGS Nopec Geophysical Co. ASA	573,337	14,872
Aker Solutions ASA	853,674	13,062
* Algeta ASA	227,895	13,055
Petroleum Geo-Services ASA	1,152,268	11,948
* Storebrand ASA	1,797,110	10,665
Prosafe SE	1,188,892	7,918
Tomra Systems ASA	789,573	6,766
Opera Software ASA	488,380	6,666
SpareBank 1 SMN	673,592	6,306
Fred Olsen Energy ASA	162,731	5,891
* REC Silicon ASA	12,572,735	5,489
SpareBank 1 SR Bank ASA	541,946	5,253
Atea ASA	472,145	4,364
Stolt-Nielsen Ltd.	138,874	4,105
*,^ Det Norske Oljeselskap ASA	404,899	4,098
*,^ Nordic Semiconductor ASA	824,900	3,945
Aker ASA	121,223	3,628
*,^ Norwegian Air Shuttle AS	102,307	3,336
Norwegian Property ASA	2,844,593	3,284
^ Golden Ocean Group Ltd.	1,544,369	3,211
Wilh Wilhelmsen ASA	343,806	3,136
Leroy Seafood Group ASA	95,570	2,884
^ Cermaq ASA	275,019	2,802
Austevoll Seafood ASA	438,092	2,541
BW Offshore Ltd.	1,745,925	1,917
^ Kvaerner ASA	759,731	1,454
*,^ Archer Ltd.	1,244,930	1,075
*,^ Songa Offshore	680,898	307
		724,923
Other (0.3%)[3]
^,4 Vanguard FTSE Emerging Markets ETF	7,939,916	299,097

Peru (0.1%)
Credicorp Ltd. (New York Shares)	143,004	18,865
Credicorp Ltd.	141,272	18,591
Cia de Minas Buenaventura SAA ADR	844,658	10,474
Volcan Cia Minera SAA Class B	12,551,048	5,068
Cia de Minas Buenaventura SAA	289,871	3,594
* InRetail Peru Corp.	119,930	1,844
		58,436
Philippines (0.3%)
Philippine Long Distance Telephone Co.	471,040	28,081
SM Investments Corp.	1,731,241	26,828
Ayala Land Inc.	30,623,920	17,554
Bank of the Philippine Islands	8,545,442	16,751
SM Prime Holdings Inc.	41,314,386	14,118
Aboitiz Equity Ventures Inc.	12,145,570	13,939
BDO Unibank Inc.	7,822,977	13,582
Alliance Global Group Inc.	22,117,141	13,091
Ayala Corp.	1,104,274	12,827
Universal Robina Corp.	4,771,580	12,437
Metropolitan Bank & Trust Co.	5,870,714	9,781
International Container Terminal Services Inc.	4,450,390	9,663
Manila Electric Co.	1,654,880	9,444
Jollibee Foods Corp.	2,286,650	7,670
Aboitiz Power Corp.	8,797,823	6,963

	Globe Telecom Inc.	164,170	6,159
	GT Capital Holdings Inc.	369,090	6,031
	San Miguel Corp.	4,849,197	5,971
	Metro Pacific Investments Corp.	62,310,400	5,899
	DMCI Holdings Inc.	4,473,090	5,880
	Semirara Mining Corp. Class A	779,770	5,507
	Megaworld Corp.	63,076,000	4,930
	Energy Development Corp.	37,985,100	4,401
	Puregold Price Club Inc.	4,942,700	4,202
*	Philippine National Bank	2,164,282	4,031
	Robinsons Land Corp.	8,955,634	3,914
	Security Bank Corp.	1,216,800	3,062
*	Bloomberry Resorts Corp.	15,584,900	3,027
*	Belle Corp.	22,179,108	2,630
	Petron Corp.	8,226,200	2,541
	Manila Water Co. Inc.	4,551,700	2,310
*	Philex Mining Corp.	9,692,200	1,970
	First Gen Corp.	5,652,000	1,946
	Vista Land & Lifescapes Inc.	16,654,950	1,911
	First Philippine Holdings Corp.	1,131,330	1,590
	Atlas Consolidated Mining & Development	4,167,500	1,472
	Filinvest Land Inc.	48,601,000	1,411
	Lopez Holdings Corp.	10,708,570	1,017
	Cebu Air Inc.	915,960	1,000
			295,541
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	4,739,188	61,417
	Bank Pekao SA	716,106	42,162
	Powszechny Zaklad Ubezpieczen SA	307,877	40,339
	KGHM Polska Miedz SA	755,302	26,216
^	Polski Koncern Naftowy Orlen SA	1,753,418	21,620
	PGE SA	4,001,079	20,975
	Polskie Gornictwo Naftowe i Gazownictwo SA	9,739,437	14,323
	Orange Polska SA	3,636,311	12,126
^	mBank	72,017	11,658
	Tauron Polska Energia SA	5,811,433	7,900
^	Lubelski Wegiel Bogdanka SA	186,722	7,406
*	Getin Noble Bank SA	7,283,774	7,188
*	ING Bank Slaski SA	177,333	6,720
	Asseco Poland SA	410,597	6,003
*	Cyfrowy Polsat SA	946,010	5,917
*	Bank Millennium SA	2,285,335	5,888
^	Bank Handlowy w Warszawie SA	179,627	5,884
^	Eurocash SA	371,563	4,832
	Enea SA	1,186,536	4,724
^	TVN SA	876,089	4,315
	Synthos SA	2,623,185	4,226
^	Jastrzebska Spolka Weglowa SA	279,070	4,094
*	Grupa Lotos SA	360,876	4,051
*	Kernel Holding SA	268,538	3,247
*,^ Netia SA		2,092,216	3,234
*	Globe Trade Centre SA	1,325,143	3,114
	Budimex SA	54,526	2,331
^	Getin Holding SA	1,782,993	2,290
*	Ciech SA	183,260	1,801
	Warsaw Stock Exchange	143,847	1,789
*,^ Boryszew SA		5,439,168	916

*	Agora SA	214,950	673
*,^ Bioton SA		276,471	328
			349,707
Portugal (0.2%)
	EDP - Energias de Portugal SA	9,316,265	35,006
	Galp Energia SGPS SA	1,636,902	25,320
	Jeronimo Martins SGPS SA	1,340,265	22,906
*	Banco Espirito Santo SA	10,955,399	16,678
*	Banco Comercial Portugues SA	73,061,870	16,329
^	Portugal Telecom SGPS SA	3,049,627	13,423
	Sonae	4,423,729	6,975
	EDP Renovaveis SA	1,060,832	6,114
^	ZON OPTIMUS SGPS SA	875,252	5,855
^	Portucel SA	1,205,381	5,006
	Semapa-Sociedade de Investimento e Gestao	296,928	3,960
^	Mota-Engil SGPS SA	492,646	3,108
	Altri SGPS SA	757,363	2,573
	REN - Redes Energeticas Nacionais SGPS SA	541,831	1,838
^	Sonaecom - SGPS SA	519,182	1,667
*	Mota-Engil Africa Rights	492,646	266
			167,024
Russia (1.0%)
	Sberbank of Russia	58,021,392	156,993
	Gazprom OAO	35,288,550	146,025
	Gazprom OAO ADR	13,604,563	112,170
	Lukoil OAO	1,469,978	82,950
	Magnit OJSC GDR	1,532,370	80,743
	Lukoil OAO ADR	1,187,123	67,433
	Mobile Telesystems OJSC ADR	2,841,293	49,012
	NOVATEK OAO GDR	366,885	44,752
	MMC Norilsk Nickel OJSC	259,512	39,704
	Uralkali OJSC	7,972,406	38,639
	Rosneft OAO	3,619,279	25,235
	Tatneft OAO ADR	689,134	22,789
	Tatneft OAO	3,904,953	21,648
	Sistema JSFC GDR	793,352	21,388
	VTB Bank OJSC	15,344,824,410	20,010
	AK Transneft OAO Prior Pfd.	8,501	19,318
	Rosneft OAO GDR	2,780,479	19,062
	Rostelecom OJSC	5,846,262	18,470
	Surgutneftegas OAO ADR	2,219,430	17,052
	VTB Bank OJSC GDR	6,432,691	16,324
	MegaFon OAO GDR	505,576	15,075
	Surgutneftegas OAO	16,953,736	13,056
	RusHydro JSC	622,805,350	9,853
	Novolipetsk Steel OJSC GDR	446,861	6,447
	Aeroflot - Russian Airlines OJSC	2,458,721	5,942
	E.ON Russia JSC	76,264,911	5,022
	Phosagro OAO GDR	414,199	4,221
	LSR Group GDR	1,131,308	3,966
	Severstal OAO GDR	463,085	3,756
*	Federal Grid Co. Unified Energy System JSC	1,553,612,440	3,746
	Severstal OAO	464,918	3,744
	Sberbank of Russia ADR	316,172	3,416
*	Inter RAO JSC	11,102,739,373	3,345
	TMK OAO GDR	292,619	3,230

* PIK Group	1,540,030	2,937
* Russian Grids OAO	124,464,055	2,589
* Pharmstandard OJSC GDR	285,388	2,151
Acron JSC	56,723	1,886
Sollers OJSC	83,921	1,690
Polyus Gold OJSC	81,522	1,633
* Magnitogorsk Iron & Steel Works	7,863,190	1,568
* Mechel ADR	669,732	1,299
* OGK-2 OAO	138,346,306	919
TGK-1 OAO	4,503,586,647	813
Mosenergo OAO	29,963,645	704
* Raspadskaya OAO	773,900	660
Novolipetsk Steel OJSC	445,750	657
MMC Norilsk Nickel OJSC ADR	9,538	145
* Mechel	14,601	26
		1,124,213
Singapore (1.1%)
DBS Group Holdings Ltd.	9,538,440	123,162
Singapore Telecommunications Ltd.	40,179,814	111,170
Oversea-Chinese Banking Corp. Ltd.	14,875,471	107,978
United Overseas Bank Ltd.	6,426,167	100,759
Keppel Corp. Ltd.	7,828,393	63,824
Genting Singapore plc	33,399,536	36,135
Global Logistic Properties Ltd.	16,484,957	35,977
CapitaLand Ltd.	13,891,470	29,863
Wilmar International Ltd.	11,487,895	28,095
^ Singapore Press Holdings Ltd.	8,758,593	27,387
Singapore Technologies Engineering Ltd.	8,484,188	25,204
Singapore Exchange Ltd.	4,487,769	24,098
City Developments Ltd.	3,249,619	22,291
Singapore Airlines Ltd.	2,761,442	20,777
CapitaMall Trust	14,148,481	20,746
Sembcorp Industries Ltd.	4,928,579	20,279
Hutchison Port Holdings Trust	27,577,374	18,321
Ascendas REIT	10,781,763	17,934
ComfortDelGro Corp. Ltd.	10,970,254	16,549
Noble Group Ltd.	20,868,213	15,548
Jardine Cycle & Carriage Ltd.	547,824	14,926
Golden Agri-Resources Ltd.	35,754,806	14,573
^ Sembcorp Marine Ltd.	4,520,758	14,386
Suntec REIT	11,210,000	14,121
UOL Group Ltd.	2,909,953	13,326
StarHub Ltd.	3,870,110	12,888
CapitaCommercial Trust	10,666,000	11,812
CapitaMalls Asia Ltd.	7,464,853	10,300
Keppel Land Ltd.	4,137,601	10,252
Yangzijiang Shipbuilding Holdings Ltd.	11,333,636	10,219
^ Olam International Ltd.	7,739,897	8,981
Ezion Holdings Ltd.	5,007,000	8,832
SATS Ltd.	3,376,000	8,285
Singapore Post Ltd.	7,799,000	8,157
Venture Corp. Ltd.	1,352,000	7,833
^ Keppel REIT	7,953,489	7,001
^ Mapletree Commercial Trust	7,005,000	6,390
Mapletree Industrial Trust	6,202,880	6,355
Mapletree Logistics Trust	7,871,000	6,185
Mapletree Greater China Commercial Trust	9,671,000	6,155

^	Fortune REIT	7,112,000	5,470
	M1 Ltd.	1,770,000	4,652
	SIA Engineering Co. Ltd.	1,174,000	4,529
*	Asian Pay Television Trust	7,460,000	4,482
	Starhill Global REIT	7,200,000	4,303
	CDL Hospitality Trusts	3,417,000	4,297
*,^ Neptune Orient Lines Ltd.		4,961,630	3,914
^	Biosensors International Group Ltd.	5,699,000	3,864
	First Resources Ltd.	2,491,000	3,859
^	Ascott Residence Trust	4,046,400	3,748
	Parkway Life REIT	2,035,000	3,596
	Cambridge Industrial Trust	6,628,000	3,572
	Raffles Medical Group Ltd.	1,488,000	3,497
	United Engineers Ltd.	2,536,000	3,447
	Frasers Commercial Trust	3,499,600	3,428
	Frasers Centrepoint Trust	2,552,000	3,387
^	SMRT Corp. Ltd.	3,742,000	3,357
	Cache Logistics Trust	3,754,000	3,213
^	AIMS AMP Capital Industrial REIT	2,836,400	3,203
^	OUE Ltd.	1,714,000	3,197
	Wing Tai Holdings Ltd.	2,353,117	3,190
	Yanlord Land Group Ltd.	3,596,000	3,157
^	Super Group Ltd.	1,078,000	3,142
2	ARA Asset Management Ltd.	2,247,880	2,998
	Lippo Malls Indonesia Retail Trust	9,291,000	2,966
^	Far East Hospitality Trust	4,796,000	2,949
^	Cosco Corp. Singapore Ltd.	5,365,513	2,944
^	Sabana Shari'ah Compliant Industrial REIT	3,431,118	2,843
^	Hyflux Ltd.	3,050,000	2,741
*,^ Gallant Venture Ltd.		13,107,000	2,659
	CapitaRetail China Trust	2,547,180	2,627
*	OUE Hospitality Trust	3,712,000	2,547
*	Ezra Holdings Ltd.	3,328,000	2,518
	First REIT	3,025,000	2,462
^	SPH REIT	3,079,000	2,362
^	Ascendas Hospitality Trust	4,081,300	2,315
^	OSIM International Ltd.	1,205,000	2,238
	CitySpring Infrastructure Trust	5,899,000	2,172
^	Yoma Strategic Holdings Ltd.	3,659,000	2,094
*	Vard Holdings Ltd.	3,152,000	2,012
	Ho Bee Land Ltd.	1,215,000	1,904
	Ascendas India Trust	3,537,000	1,898
	Religare Health Trust	2,985,000	1,775
^	Midas Holdings Ltd.	4,827,000	1,741
*	Linc Energy Ltd.	1,620,097	1,688
	Metro Holdings Ltd.	2,377,000	1,593
^	Perennial China Retail Trust	3,642,000	1,535
	UOB-Kay Hian Holdings Ltd.	1,176,000	1,501
	Indofood Agri Resources Ltd.	2,425,000	1,463
^	GuocoLeisure Ltd.	2,239,000	1,442
*,^ Ying Li International Real Estate Ltd.		4,935,000	1,406
*	Croesus Retail Trust	1,906,000	1,307
	China Fishery Group Ltd.	3,362,000	1,160
*,^ Swiber Holdings Ltd.		2,218,000	1,097
	GMG Global Ltd.	14,172,000	1,073
	CSE Global Ltd.	2,170,000	1,070
	Far East Orchard Ltd.	798,000	1,054

	Pacific Andes Resources Development Ltd.	8,881,000	958
*,^ Tiger Airways Holdings Ltd.		2,821,799	929
*	Raffles Education Corp. Ltd.	4,132,398	886
^	Tat Hong Holdings Ltd.	1,251,000	800
	Hong Leong Asia Ltd.	675,000	691
	Keppel Telecommunications & Transportation Ltd.	450,000	639
*,^ Blumont Group Ltd.		10,261,500	619
*,^ LionGold Corp. Ltd.		4,588,000	533
	Hi-P International Ltd.	866,000	364
*	Oceanus Group Ltd.	13,179,000	215
*,^ Asiasons Capital Ltd.		1,910,000	159
			1,228,525
South Africa (1.4%)
	Naspers Ltd.	2,148,324	220,576
	MTN Group Ltd.	9,825,954	175,151
	Sasol Ltd.	3,005,396	144,450
	Standard Bank Group Ltd.	6,602,225	69,577
	FirstRand Ltd.	15,981,647	44,776
	Sanlam Ltd.	10,346,810	44,436
	Remgro Ltd.	2,634,461	43,996
	Steinhoff International Holdings Ltd.	10,476,573	43,197
	Aspen Pharmacare Holdings Ltd.	1,675,739	37,913
	Bidvest Group Ltd.	1,474,574	32,876
	AngloGold Ashanti Ltd.	2,212,609	32,378
	Shoprite Holdings Ltd.	2,370,015	30,500
	Impala Platinum Holdings Ltd.	2,845,450	29,568
	Woolworths Holdings Ltd.	4,026,282	21,927
	Barclays Africa Group Ltd.	1,766,258	20,673
	Tiger Brands Ltd.	857,911	20,568
	Growthpoint Properties Ltd.	9,737,736	19,242
^	Vodacom Group Ltd.	1,819,159	19,222
	Nedbank Group Ltd.	1,082,660	18,827
	Netcare Ltd.	8,092,535	16,215
	Life Healthcare Group Holdings Ltd.	5,000,461	15,973
	Imperial Holdings Ltd.	946,943	15,771
	Mr Price Group Ltd.	1,245,518	15,387
	Truworths International Ltd.	2,307,958	15,207
	RMB Holdings Ltd.	3,912,506	15,070
	Gold Fields Ltd.	4,232,237	14,788
	Mediclinic International Ltd.	2,261,763	14,536
*	Anglo American Platinum Ltd.	332,149	13,237
^	Kumba Iron Ore Ltd.	312,338	12,622
	MMI Holdings Ltd.	5,600,955	11,881
	Discovery Ltd.	1,602,083	10,837
	Barloworld Ltd.	1,144,940	10,768
	Coronation Fund Managers Ltd.	1,485,249	10,658
	African Rainbow Minerals Ltd.	522,972	10,315
	SPAR Group Ltd.	929,042	10,026
	Nampak Ltd.	3,203,504	10,005
	Exxaro Resources Ltd.	734,439	9,930
	Mondi Ltd.	645,052	9,783
	Brait SE	2,137,942	9,240
*	Sappi Ltd.	2,918,569	9,047
	Foschini Group Ltd.	1,077,046	8,992
	Investec Ltd.	1,330,161	8,534
	Hyprop Investments Ltd.	1,267,441	8,263
	AVI Ltd.	1,681,083	7,775

	Aeci Ltd.	641,712	7,459
	Clicks Group Ltd.	1,348,114	6,893
*	Northam Platinum Ltd.	1,830,290	6,867
^	African Bank Investments Ltd.	6,936,995	6,683
	PPC Ltd.	2,454,426	6,588
	Assore Ltd.	182,062	6,538
	Tongaat Hulett Ltd.	598,657	6,515
	Capital Property Fund	7,272,145	6,356
	Massmart Holdings Ltd.	570,515	6,215
	Omnia Holdings Ltd.	325,410	6,034
	Harmony Gold Mining Co. Ltd.	2,010,882	5,802
	Liberty Holdings Ltd.	551,545	5,659
^	Capitec Bank Holdings Ltd.	332,355	5,641
	Sibanye Gold Ltd.	3,915,118	5,589
	Reunert Ltd.	878,721	5,054
	Sun International Ltd.	550,957	4,885
*	Murray & Roberts Holdings Ltd.	2,182,938	4,872
	Adcock Ingram Holdings Ltd.	794,895	4,840
	Pick n Pay Stores Ltd.	1,163,886	4,775
*	Telkom SA SOC Ltd.	1,689,555	4,602
*	Aveng Ltd.	2,097,577	4,406
	Grindrod Ltd.	1,930,934	4,402
	DataTec Ltd.	982,035	4,204
*	Super Group Ltd.	1,598,918	3,907
	Wilson Bayly Holmes-Ovcon Ltd.	287,327	3,808
	Fountainhead Property Trust	5,626,833	3,717
	EOH Holdings Ltd.	509,135	3,611
	JSE Ltd.	472,072	3,519
	Vukile Property Fund Ltd.	2,475,768	3,397
	SA Corporate Real Estate Fund Nominees Pty Ltd.	9,369,214	3,119
	Acucap Properties Ltd.	867,351	3,084
	Illovo Sugar Ltd.	1,243,864	3,000
*	ArcelorMittal South Africa Ltd.	860,920	2,957
	Santam Ltd.	180,669	2,871
	Emira Property Fund	2,352,653	2,703
	Lewis Group Ltd.	483,696	2,597
	Pick n Pay Holdings Ltd.	1,388,536	2,590
	Metair Investments Ltd.	637,067	2,480
	Mpact Ltd.	889,923	1,998
	Group Five Ltd.	535,671	1,918
	City Lodge Hotels Ltd.	160,522	1,847
*	Royal Bafokeng Platinum Ltd.	293,457	1,652
^	JD Group Ltd.	648,726	1,631
^	Astral Foods Ltd.	202,536	1,593
	Invicta Holdings Ltd.	141,719	1,570
	Blue Label Telecoms Ltd.	1,897,530	1,503
	Raubex Group Ltd.	681,852	1,404
	Clover Industries Ltd.	872,733	1,394
	Cashbuild Ltd.	109,154	1,353
	Eqstra Holdings Ltd.	2,059,773	1,281
*	Pinnacle Holdings Ltd.	625,505	1,207
	DRDGOLD Ltd.	1,732,371	679
*	Merafe Resources Ltd.	5,279,266	470
*	Ellies Holdings Ltd.	518,781	233
	Redefine Properties Ltd.	35,293	28
*,^ Great Basin Gold Ltd.		2,279,068	6
			1,564,719

South Korea (3.2%)
Samsung Electronics Co. Ltd.	537,294	635,800
Hyundai Motor Co.	842,205	184,148
Hyundai Mobis	368,016	105,166
* SK Hynix Inc.	2,858,480	100,125
NAVER Corp.	149,089	94,348
POSCO	309,440	86,137
Shinhan Financial Group Co. Ltd.	1,960,580	82,993
Kia Motors Corp.	1,420,258	71,108
Samsung Electronics Co. Ltd. GDR	103,968	60,944
Hana Financial Group Inc.	1,603,092	60,821
KB Financial Group Inc.	1,725,311	59,361
LG Chem Ltd.	240,194	57,896
Samsung Life Insurance Co. Ltd.	548,117	52,501
Hyundai Heavy Industries Co. Ltd.	241,596	50,196
Samsung Fire & Marine Insurance Co. Ltd.	213,335	49,217
KT&G Corp.	663,482	46,849
SK Innovation Co. Ltd.	335,138	39,571
SK Telecom Co. Ltd.	184,148	37,179
Samsung C&T Corp.	681,652	37,129
LG Electronics Inc.	593,136	36,213
Samsung Heavy Industries Co. Ltd.	972,350	30,377
* LG Display Co. Ltd.	1,237,940	29,083
E-Mart Co. Ltd.	114,587	27,607
POSCO ADR	390,867	26,575
LG Corp.	491,795	26,335
* Korea Electric Power Corp.	792,150	25,874
Hyundai Steel Co.	363,336	25,729
Samsung SDI Co. Ltd.	187,274	24,833
SK Holdings Co. Ltd.	140,905	23,559
LG Household & Health Care Ltd.	51,361	22,762
* Shinhan Financial Group Co. Ltd. ADR	540,971	22,391
Woori Finance Holdings Co. Ltd.	1,943,847	22,339
Lotte Shopping Co. Ltd.	61,810	21,654
Hyundai Engineering & Construction Co. Ltd.	392,110	21,248
Hankook Tire Co. Ltd.	367,348	21,063
* Korea Electric Power Corp. ADR	1,222,742	19,943
Kangwon Land Inc.	618,220	19,469
Coway Co. Ltd.	302,760	19,399
Samsung Electro-Mechanics Co. Ltd.	307,642	19,068
Korea Zinc Co. Ltd.	57,917	18,771
Cheil Industries Inc.	259,170	18,194
Hyundai Glovis Co. Ltd.	85,872	18,118
^ OCI Co. Ltd.	98,958	17,457
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	513,990	16,393
Orion Corp.	20,080	16,355
Amorepacific Corp.	17,307	16,339
Lotte Chemical Corp.	82,946	16,221
^ Celltrion Inc.	380,857	15,957
KT Corp.	546,092	15,728
BS Financial Group Inc.	1,050,780	15,512
Hotel Shilla Co. Ltd.	214,298	15,363
S-Oil Corp.	227,115	14,511
NCSoft Corp.	79,674	14,465
SK C&C Co. Ltd.	119,949	13,924
Samsung Securities Co. Ltd.	330,293	13,386
GS Holdings	280,090	13,359

	KB Financial Group Inc. ADR	394,796	13,245
	Dongbu Insurance Co. Ltd.	266,351	13,231
	KCC Corp.	28,720	12,992
	Industrial Bank of Korea	1,083,415	12,522
	Hyundai Wia Corp.	84,319	12,482
*	Cheil Worldwide Inc.	470,420	12,161
	LG Uplus Corp.	1,170,220	11,922
	Hyundai Department Store Co. Ltd.	85,633	11,490
	Daelim Industrial Co. Ltd.	148,512	11,395
	Samsung Techwin Co. Ltd.	218,398	10,786
^	Samsung Engineering Co. Ltd.	160,253	10,559
*	Kumho Tire Co. Inc.	797,380	10,254
	DGB Financial Group Inc.	657,661	10,217
	CJ CheilJedang Corp.	40,453	9,920
	Hanwha Corp.	287,350	9,632
	Hyundai Marine & Fire Insurance Co. Ltd.	331,520	9,603
	Daewoo International Corp.	248,347	9,516
	Korea Gas Corp.	148,117	9,296
^	Hyundai Mipo Dockyard	56,025	8,981
	CJ Corp.	79,187	8,757
^	Seoul Semiconductor Co. Ltd.	205,095	8,734
	Hyosung Corp.	133,721	8,311
	S-1 Corp.	113,819	8,203
	Shinsegae Co. Ltd.	37,696	7,987
	Daewoo Securities Co. Ltd.	999,403	7,979
	Hanwha Life Insurance Co. Ltd.	1,179,850	7,971
	Korea Investment Holdings Co. Ltd.	216,440	7,941
	Kumho Petro chemical Co. Ltd.	96,659	7,894
	Mando Corp.	69,740	7,856
*	Doosan Infracore Co. Ltd.	644,924	7,791
	Doosan Heavy Industries & Construction Co. Ltd.	229,777	7,789
	Samsung Card Co. Ltd.	239,648	7,735
	Lotte Confectionery Co. Ltd.	4,439	7,690
	Hanwha Chemical Corp.	413,710	7,667
	Yuhan Corp.	42,054	7,617
	Hyundai Development Co-Engineering & Construction	336,280	7,593
	LS Corp.	93,047	7,252
	AMOREPACIFIC Group	16,546	7,240
*,^ Daewoo Engineering & Construction Co. Ltd.		1,070,673	6,851
	SK Telecom Co. Ltd. ADR	303,934	6,668
^	Halla Visteon Climate Control Corp.	180,410	6,596
	Macquarie Korea Infrastructure Fund	1,157,950	6,491
	SK Networks Co. Ltd.	822,640	6,439
	CJ O Shopping Co. Ltd.	16,353	6,132
	Doosan Corp.	47,605	6,026
^	Hyundai Greenfood Co. Ltd.	358,070	6,015
^	Youngone Corp.	161,000	5,767
*,^ CJ Korea Express Co. Ltd.		57,533	5,739
	LG International Corp.	208,680	5,733
^	Grand Korea Leisure Co. Ltd.	149,420	5,728
	Hyundai Home Shopping Network Corp.	32,557	5,517
	LIG Insurance Co. Ltd.	187,200	5,494
^	GS Engineering & Construction Corp.	174,603	5,456
	Korean Reinsurance Co.	517,177	5,439
	Daum Communications Corp.	73,073	5,432
^	SK Chemicals Co. Ltd.	97,761	5,330
	Woori Investment & Securities Co. Ltd.	622,695	5,270

*	Korean Air Lines Co. Ltd.	157,525	5,135
^	Paradise Co. Ltd.	195,872	5,025
	Ottogi Corp.	13,650	4,982
	Lotte Chilsung Beverage Co. Ltd.	3,242	4,885
	Taekwang Industrial Co. Ltd.	3,695	4,846
*	NHN Entertainment Corp.	66,752	4,785
*,^ Hyundai Merchant Marine Co. Ltd.		364,563	4,773
	LG Hausys Ltd.	31,892	4,641
	LOTTE Himart Co. Ltd.	64,357	4,629
	Young Poong Corp.	4,065	4,598
^	CJ CGV Co. Ltd.	101,700	4,596
^	NongShim Co. Ltd.	17,845	4,562
	GS Home Shopping Inc.	17,590	4,520
*	KT Corp. ADR	314,840	4,455
^	LS Industrial Systems Co. Ltd.	71,718	4,431
	Mirae Asset Securities Co. Ltd.	129,327	4,258
*,^ LG Innotek Co. Ltd.		53,712	4,236
	LG Fashion Corp.	154,270	4,204
^	Kolon Industries Inc.	89,697	4,186
	Daesang Corp.	127,520	4,175
	Lotte Food Co. Ltd.	5,548	4,046
*,^ Hanmi Pharm Co. Ltd.		29,273	3,797
	Meritz Fire & Marine Insurance Co. Ltd.	265,519	3,727
	Poongsan Corp.	152,270	3,713
	Medy-Tox Inc.	23,130	3,693
^	Samsung Fine Chemicals Co. Ltd.	95,684	3,621
	Fila Korea Ltd.	45,246	3,511
*,^ SM Entertainment Co.		82,340	3,506
	SFA Engineering Corp.	82,935	3,493
	Seah Besteel Corp.	159,480	3,474
*	SK Broadband Co. Ltd.	776,288	3,429
	Green Cross Corp.	27,872	3,402
^	Dongsuh Co. Inc.	216,509	3,259
	iMarketKorea Inc.	119,470	3,224
^	KEPCO Engineering & Construction Co. Inc.	50,232	3,174
*	CJ E&M Corp.	100,261	3,172
	Hanil Cement Co. Ltd.	37,850	3,158
	Hana Tour Service Inc.	47,112	3,134
*,^ LG Life Sciences Ltd.		81,806	3,124
	Hyundai Securities Co. Ltd.	586,480	3,120
	Meritz Financial Group Inc.	454,700	3,117
	Hanssem Co. Ltd.	63,480	3,056
	KIWOOM Securities Co. Ltd.	59,913	3,049
*,^ Kolao Holdings		145,665	3,044
	Hite Jinro Co. Ltd.	149,320	2,972
^	SKC Co. Ltd.	103,790	2,971
	KEPCO Plant Service & Engineering Co. Ltd.	54,527	2,853
^	Nexen Tire Corp.	204,820	2,813
*	Hanjin Heavy Industries & Construction Co. Ltd.	225,819	2,804
*,^ ViroMed Co. Ltd.		64,393	2,800
^	Interpark Corp.	222,045	2,797
*	CJ Hellovision Co. Ltd.	148,400	2,753
*	Chong Kun Dang Pharmaceutical Corp.	42,181	2,735
*,^ Seegene Inc.		48,483	2,698
^	Cosmax Inc.	51,491	2,625
*	Hanjin Shipping Co. Ltd.	437,163	2,616
	Hankook Tire Worldwide Co. Ltd.	132,674	2,614

^	Partron Co. Ltd.	205,376	2,581
*,^ Chabio & Diostech Co. Ltd.		235,483	2,520
	Samchully Co. Ltd.	22,034	2,492
*	Asiana Airlines Inc.	492,490	2,478
	Youngone Holdings Co. Ltd.	35,685	2,435
*,^ JB Financial Group Co. Ltd.		375,201	2,430
*,^ Dong-A ST Co. Ltd.		22,546	2,423
^	Binggrae Co. Ltd.	28,757	2,407
*,^ Wonik IPS Co. Ltd.		261,351	2,402
	Hansol Paper Co.	211,480	2,385
	KT Skylife Co. Ltd.	90,550	2,349
^	Huchems Fine Chemical Corp.	105,520	2,242
	E1 Corp.	35,400	2,215
	Sungwoo Hitech Co. Ltd.	149,935	2,147
*,^ Medipost Co. Ltd.		36,979	2,094
	Dongkuk Steel Mill Co. Ltd.	185,090	2,088
	Korea Electric Terminal Co. Ltd.	53,100	2,051
	Daewoong Pharmaceutical Co. Ltd.	29,543	2,048
	Maeil Dairy Industry Co. Ltd.	51,233	2,032
	Namyang Dairy Products Co. Ltd.	2,477	2,006
^	GS Retail Co. Ltd.	82,770	1,945
^	Lock & Lock Co. Ltd.	91,187	1,889
	Daou Technology Inc.	122,670	1,806
	Tongyang Life Insurance	177,210	1,794
^	Hancom Inc.	83,264	1,791
*,^ Hyundai Elevator Co. Ltd.		40,816	1,768
	Handsome Co. Ltd.	65,700	1,759
*	Ssangyong Motor Co.	231,140	1,755
	Sung Kwang Bend Co. Ltd.	80,811	1,711
	MegaStudy Co. Ltd.	21,665	1,710
	Hyundai Hysco Co. Ltd.	45,254	1,695
	Kwang Dong Pharmaceutical Co. Ltd.	243,310	1,688
	Meritz Securities Co. Ltd.	1,016,380	1,685
*	Ssangyong Cement Industrial Co. Ltd.	235,300	1,666
*,^ GemVax & Kael Co. Ltd.		128,967	1,632
^	Posco ICT Co. Ltd.	227,240	1,620
	Green Cross Holdings Corp.	129,430	1,604
	Dong-A Socio Holdings Co. Ltd.	13,361	1,583
	Hanjin Transportation Co. Ltd.	65,640	1,573
	Samyang Holdings Corp.	23,848	1,524
	Soulbrain Co. Ltd.	39,803	1,523
^	Hansae Co. Ltd.	81,489	1,520
	Dongwon Industries Co. Ltd.	5,429	1,504
^	YG Entertainment Inc.	26,609	1,471
	TONGYANG Securities Inc.	661,630	1,457
*	Hanjin Kal Corp.	67,229	1,446
	Ilyang Pharmaceutical Co. Ltd.	58,336	1,392
*	Hanwha General Insurance Co. Ltd.	289,433	1,376
*	Woongjin Chemical Co. Ltd.	139,132	1,364
*,^ Korea Line Corp.		56,501	1,361
*,^ Osstem Implant Co. Ltd.		53,321	1,355
*,^ Hanmi Science Co. ltd		109,284	1,336
	Daeduck Electronics Co.	182,470	1,320
*	TK Corp.	70,995	1,305
	Sindoh Co. Ltd.	22,337	1,296
*,^ Neowiz Games Corp.		81,815	1,288
	Taeyoung Engineering & Construction Co. Ltd.	254,300	1,284

	Daishin Securities Co. Ltd.	181,180	1,281
	Daekyo Co. Ltd.	187,630	1,281
^	POSCO Chemtech Co. Ltd.	10,682	1,277
	Daeduck GDS Co. Ltd.	85,700	1,276
*,^ Hansol Technics Co. Ltd.		61,696	1,267
*	Duksan Hi-Metal Co. Ltd.	76,108	1,251
*,^ Komipharm International Co. Ltd.		174,258	1,248
*,^ Seobu T&D		68,559	1,243
	Bukwang Pharmaceutical Co. Ltd.	94,242	1,220
	S&T Dynamics Co. Ltd.	107,250	1,197
^	SBS Media Holdings Co. Ltd.	263,300	1,175
	SK Gas Ltd.	17,222	1,157
	SL Corp.	69,820	1,117
*,^ Taewoong Co. Ltd.		44,981	1,103
^	Ahnlab Inc.	19,178	1,103
	Chongkundang Holdings Corp.	25,685	1,088
^	Able C&C Co. Ltd.	42,555	1,062
	Dongyang Mechatronics Corp.	108,340	1,055
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	1,031
*,^ Gamevil Inc.		24,317	1,016
	S&T Motiv Co. Ltd.	36,990	952
*	Kolon Global Corp.	330,690	947
*,^ Doosan Engine Co. Ltd.		125,620	942
	Silicon Works Co. Ltd.	44,092	935
^	DuzonBIzon Co. Ltd.	88,710	911
	Iljin Display Co. Ltd.	70,840	898
*,^ Taihan Electric Wire Co. Ltd.		471,393	889
*	Green Cross Cell Corp.	42,591	882
^	Kumho Electric Co. Ltd.	33,850	836
*,^ Com2uSCorp		38,558	829
*,^ Interflex Co. Ltd.		43,045	828
*,^ CNK International Co. Ltd.		259,916	826
	Namhae Chemical Corp.	118,990	825
*,^ 3S Korea Co. Ltd.		203,947	798
*,^ Dongbu HiTek Co. Ltd.		116,850	790
	Dae Han Flour Mills Co. Ltd.	5,646	765
	Youlchon Chemical Co. Ltd.	68,730	763
	Humax Co. Ltd.	69,458	758
*,^ Foosung Co. Ltd.		239,573	749
^	OCI Materials Co. Ltd.	26,106	746
	SK Securities Co. Ltd.	1,106,110	732
*,^ Jusung Engineering Co. Ltd.		150,886	726
*	Hanjin Shipping Holdings Co. Ltd.	174,280	719
	Hanwha Investment & Securities Co. Ltd.	218,450	695
*,^ Pharmicell Co. Ltd.		182,712	611
	Daishin Securities Co. Ltd. Prior Pfd.	117,720	602
*,^ China Ocean Resources Co. Ltd.		205,940	590
*	Woongjin Thinkbig Co. Ltd.	90,880	589
^	NEPES Corp.	77,241	587
^	Melfas Inc.	64,559	555
	Sam Young Electronics Co. Ltd.	62,700	550
	NH Investment & Securities Co. Ltd.	118,311	541
*,^ STS Semiconductor & Telecommunications		154,014	540
	INTOPS Co. Ltd.	28,942	539
^	Capro Corp.	98,950	514
*	ICD Co. Ltd.	47,843	495
*	KTB Investment & Securities Co. Ltd.	229,680	474

	Kolon Corp.	30,530	458
*	Dongbu Steel Co. Ltd.	149,400	451
*,^ SK Communications Co. Ltd.		68,842	446
*,^ STX Offshore & Shipbuilding Co. Ltd.		87,143	445
	KISCO Corp.	17,630	438
^	EG Corp.	21,542	398
^	Agabang&Company	80,953	379
*,^ CUROCOM Co. Ltd.		407,211	358
*,^ Woongjin Energy Co. Ltd.		172,970	352
*	Eugene Investment & Securities Co. Ltd.	182,205	350
	Hitejinro Holdings Co. Ltd.	32,310	346
	Dongbu Securities Co. Ltd.	101,120	309
	Kyobo Securities Co.	67,740	297
*,^ STX Engine Co. Ltd.		80,200	291
	Samyang Corp.	5,448	230
*	Dongbu Corp.	73,100	204
*,^ Hyundai Elevator Co. Ltd. Rights Exp. 02/25/2014		14,370	180
*,^ Unison Co. Ltd.		72,738	171
*	Insun ENT Co. Ltd.	83,529	168
*	Sewon Cellontech Co. Ltd.	59,490	142
*,^ Pan Ocean Co. Ltd.		23,620	101
*,^ Tongyang Inc.		337,280	89
*	Shinsung Solar Energy Co. Ltd.	66,610	71
*,^ Tera Resource Co. Ltd.		836,893	41
			3,509,125
Spain (2.3%)
*	Banco Santander SA	62,081,859	535,931
	Banco Bilbao Vizcaya Argentaria SA	31,773,040	379,593
	Telefonica SA	21,860,190	336,850
	Inditex SA	1,164,084	173,650
	Iberdrola SA	26,380,294	162,605
	Repsol SA	4,868,201	113,983
	Amadeus IT Holding SA	2,156,642	85,284
	Abertis Infraestructuras SA	2,685,468	59,980
*	CaixaBank SA	9,343,147	57,326
	Banco de Sabadell SA	18,941,424	55,948
*	Banco Popular Espanol SA	6,832,663	46,952
	Grifols SA	892,129	46,232
	Gas Natural SDG SA	1,720,716	42,549
	Ferrovial SA	2,202,707	42,301
	Red Electrica Corp. SA	590,016	41,271
*	ACS Actividades de Construccion y Servicios SA	937,654	32,945
	Enagas SA	1,115,847	30,520
	Bankinter SA	3,674,749	27,484
	Distribuidora Internacional de Alimentacion SA	3,199,038	26,308
	Mapfre SA	5,547,921	22,892
	Bolsas y Mercados Espanoles SA	446,025	17,450
	Zardoya Otis SA	885,797	14,882
	Endesa SA	465,753	13,689
	Viscofan SA	249,295	13,201
*	Gamesa Corp. Tecnologica SA	1,144,415	12,572
	Grupo Catalana Occidente SA	311,980	11,978
	Abengoa SA	3,346,838	11,036
	Indra Sistemas SA	603,935	10,716
*	Mediaset Espana Comunicacion SA	854,143	10,524
	Ebro Foods SA	473,806	10,492
^	Acciona SA	134,029	8,890

	Obrascon Huarte Lain SA	205,235	8,661
	Tecnicas Reunidas SA	158,375	8,326
*	Atresmedia Corp. de Medios de Comunicaion SA	377,360	7,092
*,^ Fomento de Construcciones y Contratas SA		254,215	6,750
	Construcciones y Auxiliar de Ferrocarriles SA	13,199	6,676
*,^ NH Hoteles SA		1,048,410	6,590
	Prosegur Cia de Seguridad SA	1,074,210	6,453
*,^ Acerinox SA		492,059	6,390
*	Almirall SA	332,861	5,310
	Corp Financiera Alba SA	87,509	5,004
^	Melia Hotels International SA	302,698	3,929
*	Sacyr SA	765,934	3,909
*	Zeltia SA	1,063,690	3,854
*	Faes Farma SA	1,066,133	3,790
^	Tubacex SA	636,588	2,428
	Duro Felguera SA	343,263	2,295
	Ence Energia y Celulosa S.A	544,316	1,998
*,^ Deoleo SA		2,015,631	1,344
	Tubos Reunidos SA	447,338	1,058
	Papeles y Cartones de Europa SA	190,405	1,003
*,^ Promotora de Informaciones SA		1,660,290	904
	Abengoa SA	168,103	672
*	Realia Business SA	240,362	325
*	Banco Popular Espanol SA Rights Exp. 02/14/2014	873,663	48
*	Pescanova SA	63,151	—
			2,550,843
Sweden (2.3%)
	Nordea Bank AB	17,470,004	233,241
	Hennes & Mauritz AB Class B	5,214,846	224,652
	Telefonaktiebolaget LM Ericsson Class B	16,370,793	200,975
	Swedbank AB Class A	5,729,609	149,401
	Svenska Handelsbanken AB Class A	2,637,235	125,043
	Volvo AB Class B	8,389,416	110,957
	Skandinaviska Enskilda Banken AB Class A	7,972,596	102,682
	Atlas Copco AB Class A	3,401,766	92,078
	Svenska Cellulosa AB SCA Class B	3,181,519	90,491
	TeliaSonera AB	11,891,969	88,245
	Assa Abloy AB Class B	1,719,105	85,669
	Sandvik AB	5,933,252	83,121
	Investor AB Class B	2,488,139	80,486
	SKF AB	2,279,792	60,332
	Atlas Copco AB Class B	2,146,218	53,609
	Hexagon AB Class B	1,389,327	44,089
	Investment AB Kinnevik	1,119,148	43,879
	Alfa Laval AB	1,711,966	41,500
	Skanska AB Class B	2,008,709	39,517
	Getinge AB	1,003,064	34,436
	Scania AB Class B	1,669,902	34,158
	Swedish Match AB	1,105,157	32,371
	Elekta AB Class B	1,929,069	28,105
	Trelleborg AB Class B	1,326,284	26,453
	Electrolux AB Class B	1,222,997	25,925
	Boliden AB	1,493,643	22,678
	Industrivarden AB Class A	1,059,744	20,417
*	Lundin Petroleum AB	1,098,262	18,954
*	Tele2 AB	1,695,413	18,670
	Securitas AB Class B	1,672,063	17,358

	Castellum AB	945,838	15,091
	Meda AB Class A	1,235,919	15,030
	NCC AB Class B	435,791	13,907
	Modern Times Group AB Class B	288,802	13,024
*	ICA Gruppen AB	409,602	12,613
	Husqvarna AB	1,991,310	11,533
	Industrivarden AB	634,945	11,490
*	Swedish Orphan Biovitrum AB	858,469	9,782
	BillerudKorsnas AB	816,481	9,769
	Ratos AB	1,051,141	9,692
	Hexpol AB	132,794	9,446
	Holmen AB	265,816	9,181
	Fabege AB	711,133	9,014
	Nibe Industrier AB Class B	396,492	8,680
	Wallenstam AB	545,157	8,334
	Hufvudstaden AB Class A	619,797	8,306
	AarhusKarlshamn AB	133,299	8,148
	Saab AB Class B	311,340	8,082
^	SSAB AB Class A	998,758	7,956
	JM AB	289,173	7,732
	Loomis AB Class B	324,386	7,654
	Lundbergforetagen AB Class B	183,346	7,526
^	Axfood AB	141,520	6,781
^	Axis Communications AB	202,007	6,529
	Wihlborgs Fastigheter AB	350,006	6,384
	Intrum Justitia AB	217,119	6,131
*	Betsson AB	208,343	5,880
	Kungsleden AB	748,162	5,427
*	Fastighets AB Balder	507,060	5,389
	Peab AB	865,802	5,373
	Avanza Bank Holding AB	146,708	5,360
	Nobia AB	616,820	4,766
	AF AB	144,667	4,677
*	Eniro AB	551,578	4,115
^	SSAB AB Class B	453,454	3,204
*	Rezidor Hotel Group AB	466,164	3,194
*	Lindab International AB	314,674	3,184
*	Investment AB Oresund	137,628	3,047
	Clas Ohlson AB	177,273	3,031
	Mekonomen AB	107,773	2,623
	Melker Schorling AB	53,137	2,509
	Haldex AB	236,181	2,304
	Concentric AB	212,896	2,248
*,^ CDON Group AB		516,696	2,160
	Klovern AB	399,362	1,979
*,^ SAS AB		675,746	1,867
	Klovern AB Prior Pfd.	80,361	1,864
	SkiStar AB	122,568	1,727
	Nordnet AB	402,889	1,715
*,^ Active Biotech AB		228,759	1,204
	Bure Equity AB	270,603	1,103
*	KappAhl AB	161,606	964
			2,558,221
Switzerland (6.1%)
	Nestle SA	17,735,918	1,285,971
	Roche Holding AG	3,864,197	1,061,897
	Novartis AG	12,807,541	1,012,867

UBS AG	19,393,804	383,992
ABB Ltd.	12,730,688	316,673
Credit Suisse Group AG	8,626,020	259,893
* Cie Financiere Richemont SA	2,737,173	253,277
Zurich Insurance Group AG	811,064	235,164
Syngenta AG	512,190	181,488
Swiss Re AG	2,038,769	176,055
Swatch Group AG (Bearer)	169,628	100,837
Holcim Ltd.	1,231,352	89,550
Transocean Ltd.	1,897,608	82,511
Givaudan SA	50,719	74,972
Swisscom AG	125,190	68,796
SGS SA	28,790	65,131
Julius Baer Group Ltd.	1,231,429	59,729
Geberit AG	205,075	59,376
Adecco SA	702,599	55,215
Actelion Ltd.	582,120	54,602
Sonova Holding AG	364,898	50,104
Sika AG	11,411	37,579
Kuehne & Nagel International AG	277,415	36,839
Schindler Holding AG	253,768	36,772
Swiss Life Holding AG	160,810	34,649
Baloise Holding AG	256,238	30,618
Lindt & Spruengli AG	571	30,600
Aryzta AG	383,269	30,141
Lonza Group AG	289,669	29,022
Clariant AG	1,482,437	27,980
Swatch Group AG (Registered)	272,363	27,893
Galenica AG	26,773	25,506
Swiss Prime Site AG	302,371	23,491
Partners Group Holding AG	96,274	22,779
* Dufry AG	145,145	22,754
Lindt & Spruengli AG	4,953	22,235
Sulzer AG	128,158	19,327
PSP Swiss Property AG	218,381	18,790
Schindler Holding AG (Registered)	121,698	17,871
GAM Holding AG	953,671	16,019
Georg Fischer AG	22,369	15,344
OC Oerlikon Corp. AG	901,194	14,175
Helvetia Holding AG	28,784	13,860
EMS-Chemie Holding AG	39,607	13,601
^ Logitech International SA	803,557	12,661
Panalpina Welttransport Holding AG	76,069	12,574
Pargesa Holding SA	155,549	12,503
Barry Callebaut AG	10,439	12,358
^ BB Biotech AG	65,383	11,437
Bucher Industries AG	34,505	10,101
Flughafen Zuerich AG	16,840	9,897
Nobel Biocare Holding AG	642,869	9,780
DKSH Holding AG	140,401	9,535
Kaba Holding AG Class B	20,846	9,528
Valiant Holding AG	86,967	8,460
Banque Cantonale Vaudoise	15,373	8,347
Straumann Holding AG	41,937	8,344
ams AG	65,069	8,011
Burckhardt Compression Holding AG	17,467	7,868
Kuoni Reisen Holding AG	16,429	7,421

	Allreal Holding AG	52,092	7,238
	Belimo Holding AG	2,550	7,089
	Mobimo Holding AG	33,640	7,010
*,^ Meyer Burger Technology AG		453,714	6,839
	Tecan Group AG	61,670	6,761
	Vontobel Holding AG	178,769	6,729
	Temenos Group AG	234,598	6,591
	Forbo Holding AG	7,557	6,166
	Aryzta AG	76,275	6,024
	Rieter Holding AG	25,569	5,679
	Daetwyler Holding AG	33,942	5,124
	St. Galler Kantonalbank AG	12,161	4,709
	Huber & Suhner AG	82,661	4,422
	Autoneum Holding AG	25,379	4,375
*	Gategroup Holding AG	145,282	4,316
	Schweiter Technologies AG	5,102	3,941
	Valora Holding AG	15,308	3,934
	Schweizerische National-Versicherungs-Gesellschaft AG	58,475	3,845
	Emmi AG	11,839	3,753
	EFG International AG	245,533	3,590
*	Schmolz & Bickenbach AG	2,743,982	3,588
	Ascom Holding AG	185,510	3,526
*	AFG Arbonia-Forster Holding AG	99,649	3,494
	Basilea Pharmaceutica	21,740	2,996
	Liechtensteinische Landesbank AG	61,813	2,804
	Kudelski SA	183,294	2,803
^	Basler Kantonalbank	32,241	2,682
	Vetropack Holding AG	1,305	2,589
	Siegfried Holding AG	13,236	2,364
	Zehnder Group AG	51,392	2,306
	BKW AG	62,941	1,983
	Alpiq Holding AG	14,252	1,967
	Swissquote Group Holding SA	49,069	1,931
	Verwaltungs- und Privat-Bank AG	17,401	1,799
*	Orascom Development Holding AG	58,894	978
^	Bachem Holding AG	13,550	740
*	Von Roll Holding AG	359,027	739
	Cie Financiere Tradition SA	9,702	513
			6,802,707
Taiwan (2.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	110,619,063	379,341
	Hon Hai Precision Industry Co. Ltd.	62,203,564	173,807
	MediaTek Inc.	6,877,689	90,813
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,161,713	70,416
	Formosa Plastics Corp.	26,887,091	68,840
	Nan Ya Plastics Corp.	31,323,907	67,862
	Formosa Chemicals & Fibre Corp.	24,118,645	63,233
	Cathay Financial Holding Co. Ltd.	41,498,202	62,393
	Delta Electronics Inc.	11,150,240	61,077
	China Steel Corp.	66,917,342	57,547
	Fubon Financial Holding Co. Ltd.	39,903,018	56,240
	CTBC Financial Holding Co. Ltd.	71,202,251	46,877
	Chunghwa Telecom Co. Ltd.	14,648,456	44,190
	Uni-President Enterprises Corp.	23,999,617	39,435
	Mega Financial Holding Co. Ltd.	46,613,873	37,608
	Asustek Computer Inc.	3,931,168	36,285
	Quanta Computer Inc.	14,503,950	35,783

Yuanta Financial Holding Co. Ltd.	52,849,440	29,164
Hotai Motor Co. Ltd.	2,251,000	27,149
Taiwan Mobile Co. Ltd.	9,203,400	26,903
Formosa Petrochemical Corp.	10,384,950	25,983
Catcher Technology Co. Ltd.	3,939,800	25,929
Cheng Shin Rubber Industry Co. Ltd.	10,287,828	25,844
Taiwan Cement Corp.	17,590,700	25,539
China Development Financial Holding Corp.	77,337,856	22,438
First Financial Holding Co. Ltd.	37,547,591	22,422
Far Eastern New Century Corp.	21,095,484	21,571
Largan Precision Co. Ltd.	549,376	21,075
Advanced Semiconductor Engineering Inc.	22,792,201	21,028
Hua Nan Financial Holdings Co. Ltd.	37,310,720	20,954
President Chain Store Corp.	3,084,536	20,593
United Microelectronics Corp.	48,719,175	19,876
SinoPac Financial Holdings Co. Ltd.	41,222,049	19,146
Taishin Financial Holding Co. Ltd.	38,947,442	18,422
Chunghwa Telecom Co. Ltd. ADR	622,616	18,305
HTC Corp.	4,114,792	18,234
Taiwan Cooperative Financial Holding Co. Ltd.	31,949,850	17,230
Far EasTone Telecommunications Co. Ltd.	8,784,000	17,227
Compal Electronics Inc.	22,884,689	17,125
Lite-On Technology Corp.	11,538,603	16,951
E.Sun Financial Holding Co. Ltd.	27,355,368	16,935
MStar Semiconductor Inc.	1,515,263	16,604
* Innolux Corp.	45,647,313	15,695
Inventec Corp.	16,647,315	15,228
Asia Cement Corp.	12,387,498	15,226
China Life Insurance Co. Ltd.	15,005,530	14,300
Foxconn Technology Co. Ltd.	5,499,291	12,293
Chailease Holding Co. Ltd.	5,018,100	12,266
Pegatron Corp.	9,349,639	12,266
Synnex Technology International Corp.	7,073,463	11,896
Shin Kong Financial Holding Co. Ltd.	35,434,835	11,858
Novatek Microelectronics Corp.	2,849,275	11,336
Eclat Textile Co. Ltd.	1,032,357	11,147
Teco Electric and Machinery Co. Ltd.	9,788,000	10,644
Radiant Opto-Electronics Corp.	2,405,948	10,457
Wistron Corp.	12,614,654	10,430
Pou Chen Corp.	7,565,517	10,388
Hiwin Technologies Corp.	1,137,183	10,286
Advantech Co. Ltd.	1,649,924	10,275
Epistar Corp.	4,636,179	10,152
Chang Hwa Commercial Bank	17,032,498	10,024
* Inotera Memories Inc.	12,658,002	9,771
Giant Manufacturing Co. Ltd.	1,526,319	9,626
Siliconware Precision Industries Co.	8,011,000	9,569
Siliconware Precision Industries Co. ADR	1,674,005	9,559
Advanced Semiconductor Engineering Inc. ADR	2,098,567	9,486
WPG Holdings Ltd.	8,040,553	9,322
Ruentex Industries Ltd.	3,750,340	8,985
TPK Holding Co. Ltd.	1,372,695	8,683
* Acer Inc.	14,541,297	8,599
Ruentex Development Co. Ltd.	4,862,304	8,513
Taiwan Fertilizer Co. Ltd.	4,016,000	8,396
* AU Optronics Corp.	27,480,640	8,146
Yulon Motor Co. Ltd.	4,732,015	8,122

Merida Industry Co. Ltd.	1,286,650	7,920
Chicony Electronics Co. Ltd.	2,994,745	7,639
Simplo Technology Co. Ltd.	1,607,443	7,368
United Microelectronics Corp. ADR	3,622,019	7,316
Taiwan Glass Industry Corp.	7,223,747	7,075
Clevo Co.	3,437,796	7,064
Airtac International Group	775,600	7,031
Realtek Semiconductor Corp.	2,544,215	6,908
Kenda Rubber Industrial Co. Ltd.	3,110,367	6,698
Highwealth Construction Corp.	3,003,400	6,034
Formosa Taffeta Co. Ltd.	5,696,000	5,999
Sanyang Industry Co. Ltd.	3,745,540	5,764
St. Shine Optical Co. Ltd.	223,000	5,751
Zhen Ding Technology Holding Ltd.	2,291,355	5,682
* Walsin Lihwa Corp.	18,156,000	5,641
China Petrochemical Development Corp.	12,763,647	5,620
* AU Optronics Corp. ADR	2,031,596	5,607
* Taiwan Business Bank	18,746,678	5,547
Unimicron Technology Corp.	7,231,750	5,532
King's Town Bank	5,617,000	5,452
Wowprime Corp.	336,500	5,422
Yungtay Engineering Co. Ltd.	1,976,000	5,407
TSRC Corp.	3,761,930	5,335
MIN AIK Technology Co. Ltd.	937,000	5,334
Far Eastern Department Stores Ltd.	5,860,645	5,321
Powertech Technology Inc.	3,882,955	5,312
Standard Foods Corp.	1,800,420	5,267
* Evergreen Marine Corp. Taiwan Ltd.	8,911,979	5,232
Kinsus Interconnect Technology Corp.	1,469,000	5,090
Chipbond Technology Corp.	3,275,000	5,083
Tripod Technology Corp.	2,695,023	4,896
Everlight Electronics Co. Ltd.	2,069,497	4,888
CTCI Corp.	3,548,000	4,818
* Nan Kang Rubber Tire Co. Ltd.	3,986,209	4,815
Capital Securities Corp.	12,099,175	4,703
* Sino-American Silicon Products Inc.	2,559,428	4,672
LCY Chemical Corp.	3,673,288	4,639
* Eva Airways Corp.	8,768,290	4,639
Far Eastern International Bank	11,911,274	4,619
China Steel Chemical Corp.	831,000	4,600
Transcend Information Inc.	1,550,363	4,573
* China Airlines Ltd.	12,799,646	4,493
Makalot Industrial Co. Ltd.	917,000	4,485
Vanguard International Semiconductor Corp.	4,047,000	4,413
Phison Electronics Corp.	705,510	4,412
Merry Electronics Co. Ltd.	760,073	4,383
Hermes Microvision Inc.	147,038	4,321
* HannStar Display Corp.	12,528,000	4,303
Waterland Financial Holdings Co. Ltd.	13,061,386	4,295
Feng Hsin Iron & Steel Co.	2,511,000	4,295
* Macronix International	19,334,878	4,237
Cheng Uei Precision Industry Co. Ltd.	1,993,485	4,188
King Yuan Electronics Co. Ltd.	6,011,000	4,151
Eternal Chemical Co. Ltd.	4,374,254	4,082
Chroma ATE Inc.	1,894,800	4,056
Ton Yi Industrial Corp.	4,087,850	4,035
Tainan Spinning Co. Ltd.	6,001,693	4,029

Oriental Union Chemical Corp.	3,989,700	3,968
U-Ming Marine Transport Corp.	2,389,000	3,965
Richtek Technology Corp.	758,105	3,932
Tung Ho Steel Enterprise Corp.	4,480,842	3,859
Taiwan Secom Co. Ltd.	1,516,000	3,839
ScinoPharm Taiwan Ltd.	1,350,960	3,780
Gigabyte Technology Co. Ltd.	2,859,000	3,735
King Slide Works Co. Ltd.	329,000	3,598
* Winbond Electronics Corp.	14,777,000	3,573
Wei Chuan Foods Corp.	2,281,000	3,572
China Motor Corp.	3,837,000	3,565
Grand Pacific Petrochemical	4,868,000	3,523
Tong Yang Industry Co. Ltd.	2,602,126	3,500
* Neo Solar Power Corp.	2,992,831	3,490
Taichung Commercial Bank	9,570,283	3,438
YFY Inc.	7,171,515	3,430
Coretronic Corp.	3,699,000	3,402
Tong Hsing Electronic Industries Ltd.	660,259	3,380
Yageo Corp.	8,171,700	3,368
Kerry TJ Logistics Co. Ltd.	2,381,000	3,349
USI Corp.	4,777,105	3,337
Wistron NeWeb Corp.	1,304,953	3,333
* Yang Ming Marine Transport Corp.	7,669,553	3,322
* Medigen Biotechnology Corp.	498,032	3,309
Jih Sun Financial Holdings Co. Ltd.	11,346,686	3,308
Formosa International Hotels Corp.	298,323	3,284
Firich Enterprises Co. Ltd.	816,895	3,271
* Tatung Co. Ltd.	11,422,738	3,255
Compeq Manufacturing Co. Ltd.	5,572,000	3,103
Huaku Development Co. Ltd.	1,248,087	3,063
* Wintek Corp.	9,159,974	3,050
Elan Microelectronics Corp.	1,760,000	3,048
FLEXium Interconnect Inc.	1,003,683	3,008
* Motech Industries Inc.	1,705,100	3,003
Farglory Land Development Co. Ltd.	1,860,815	2,982
Casetek Holdings Ltd.	570,000	2,969
Micro-Star International Co. Ltd.	3,366,000	2,935
Wan Hai Lines Ltd.	6,043,325	2,927
Cathay Real Estate Development Co. Ltd.	4,910,000	2,914
Goldsun Development & Construction Co. Ltd.	7,246,830	2,901
Chin-Poon Industrial Co. Ltd.	1,701,000	2,800
TTY Biopharm Co. Ltd.	933,429	2,767
* Ta Chong Bank Ltd.	7,855,240	2,725
AmTRAN Technology Co. Ltd.	4,186,716	2,687
* Taiwan TEA Corp.	2,946,000	2,662
Depo Auto Parts Ind Co. Ltd.	706,000	2,660
* Mitac Holdings Corp.	3,075,997	2,658
Shinkong Synthetic Fibers Corp.	8,070,451	2,645
* Mercuries Life Insurance Co. Ltd.	4,079,940	2,611
A-DATA Technology Co. Ltd.	1,165,000	2,603
Prince Housing & Development Corp.	4,924,891	2,590
President Securities Corp.	4,466,926	2,581
* China Man-Made Fiber Corp.	6,359,000	2,573
Lung Yen Life Service Corp.	932,000	2,568
Kinpo Electronics	6,902,000	2,557
Shihlin Electric & Engineering Corp.	2,038,000	2,544
Taiwan Hon Chuan Enterprise Co. Ltd.	1,217,629	2,540

Win Semiconductors Corp.	2,793,000	2,431
Chong Hong Construction Co.	867,732	2,334
China Synthetic Rubber Corp.	2,518,000	2,320
* Ritek Corp.	13,550,000	2,291
YungShin Global Holding Corp.	1,234,000	2,276
Cheng Loong Corp.	4,826,600	2,263
Senao International Co. Ltd.	773,000	2,253
* Shining Building Business Co. Ltd.	2,691,062	2,245
* Taiwan Life Insurance Co. Ltd.	2,407,577	2,231
Radium Life Tech Co. Ltd.	2,914,858	2,217
Taiwan Sogo Shin Kong SEC	1,705,000	2,208
Lien Hwa Industrial Corp.	3,450,767	2,183
Taiwan Surface Mounting Technology Co. Ltd.	1,472,966	2,164
China Bills Finance Corp.	5,597,000	2,160
* E Ink Holdings Inc.	4,013,000	2,133
Formosan Rubber Group Inc.	2,319,000	2,131
* CMC Magnetics Corp.	13,244,000	2,111
Faraday Technology Corp.	1,682,110	2,105
D-Link Corp.	3,274,000	2,076
Ardentec Corp.	2,493,797	2,053
BES Engineering Corp.	7,191,000	2,033
* Qisda Corp.	7,651,880	2,029
* Via Technologies Inc.	2,197,500	2,024
WT Microelectronics Co. Ltd.	1,645,824	2,007
Dynapack International Technology Corp.	743,000	2,004
San Shing Fastech Corp.	854,320	1,998
Hey Song Corp.	1,885,500	1,977
* Microbio Co. Ltd.	1,969,907	1,973
Great China Metal Industry	1,589,000	1,958
Gourmet Master Co. Ltd.	321,000	1,929
Great Wall Enterprise Co. Ltd.	2,231,939	1,928
Aten International Co. Ltd.	649,000	1,906
Career Technology MFG. Co. Ltd.	1,825,000	1,902
Kingdom Construction Co.	1,876,000	1,899
China Metal Products	1,558,082	1,889
Test-Rite International Co. Ltd.	2,546,314	1,885
IEI Integration Corp.	1,091,485	1,883
Unity Opto Technology Co. Ltd.	1,547,409	1,877
ITEQ Corp.	1,773,140	1,867
* Yieh Phui Enterprise Co. Ltd.	5,732,114	1,836
* Gintech Energy Corp.	1,805,149	1,835
UPC Technology Corp.	3,945,767	1,827
Rechi Precision Co. Ltd.	1,746,210	1,822
* Taiwan Styrene Monomer	2,490,945	1,792
Shin Zu Shing Co. Ltd.	734,000	1,788
Hung Sheng Construction Ltd.	2,418,000	1,781
* King's Town Construction Co. Ltd.	1,845,854	1,764
Shinkong Textile Co. Ltd.	1,359,000	1,757
PChome Online Inc.	255,495	1,752
Long Chen Paper Co. Ltd.	3,358,336	1,742
CyberTAN Technology Inc.	1,668,000	1,733
AcBel Polytech Inc.	1,662,000	1,721
Systex Corp.	820,000	1,715
* Gigastorage Corp.	1,509,096	1,715
TA Chen Stainless Pipe	3,674,500	1,705
Evergreen International Storage & Transport Corp.	2,536,000	1,701
Sinyi Realty Co.	1,002,400	1,698

Federal Corp.	2,250,089	1,687
Sigurd Microelectronics Corp.	1,773,000	1,668
Altek Corp.	1,777,648	1,666
Ho Tung Chemical Corp.	3,555,715	1,659
Lealea Enterprise Co. Ltd.	4,631,684	1,647
Solar Applied Materials Technology Co.	1,859,740	1,642
Zinwell Corp.	1,311,000	1,637
* Li Peng Enterprise Co. Ltd.	3,609,494	1,634
Namchow Chemical Industrial Co. Ltd.	1,146,000	1,628
* Shihlin Paper Corp.	1,040,000	1,613
TXC Corp.	1,393,979	1,597
Taiwan PCB Techvest Co. Ltd.	1,386,153	1,581
Test Research Inc.	1,059,503	1,576
Greatek Electronics Inc.	1,632,000	1,564
Holtek Semiconductor Inc.	825,000	1,563
Ambassador Hotel	1,610,000	1,562
GeoVision Inc.	264,990	1,556
G Tech Optoelectronics Corp.	1,230,334	1,550
Gloria Material Technology Corp.	2,087,824	1,541
Kinik Co.	610,000	1,538
Pan-International Industrial Corp.	2,004,658	1,527
Kuoyang Construction Co. Ltd.	2,469,696	1,526
Everlight Chemical Industrial Corp.	1,876,538	1,525
Nien Hsing Textile Co. Ltd.	1,536,468	1,522
Mercuries & Associates Ltd.	2,298,641	1,519
Accton Technology Corp.	2,840,800	1,515
Asia Polymer Corp.	1,750,300	1,490
Wah Lee Industrial Corp.	934,000	1,468
Huang Hsiang Construction Co.	906,000	1,456
Alpha Networks Inc.	1,765,000	1,429
* Nan Ya Printed Circuit Board Corp.	1,196,059	1,420
United Integrated Services Co. Ltd.	1,103,000	1,408
Holy Stone Enterprise Co. Ltd.	1,011,500	1,405
ALI Corp.	1,379,000	1,405
Taiflex Scientific Co. Ltd.	759,852	1,402
* Chung Hung Steel Corp.	4,937,240	1,394
Chung Hsin Electric & Machinery Manufacturing Corp.	2,101,000	1,387
* E-Ton Solar Tech Co. Ltd.	2,403,096	1,369
CSBC Corp. Taiwan	2,121,100	1,365
Gemtek Technology Corp.	1,396,564	1,359
Elite Semiconductor Memory Technology Inc.	1,154,000	1,357
Elite Material Co. Ltd.	1,584,965	1,356
Sincere Navigation Corp.	1,463,000	1,321
Taiwan Paiho Ltd.	1,270,300	1,316
Continental Holdings Corp.	3,643,000	1,303
Quanta Storage Inc.	1,051,000	1,300
* Green Energy Technology Inc.	1,305,405	1,299
Long Bon International Co. Ltd.	2,411,000	1,292
Sonix Technology Co. Ltd.	791,000	1,278
Topco Scientific Co. Ltd.	684,410	1,276
Soft-World International Corp.	535,620	1,269
Syncmold Enterprise Corp.	727,000	1,262
Visual Photonics Epitaxy Co. Ltd.	1,349,750	1,259
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	500,000	1,248
* HannsTouch Solution Inc.	4,116,000	1,238
KEE TAI Properties Co. Ltd.	1,986,740	1,230
* Taiwan Land Development Corp.	3,274,155	1,219

* Unizyx Holding Corp.	1,982,000	1,213
Taiwan Acceptance Corp.	483,000	1,189
National Petroleum Co. Ltd.	1,232,000	1,185
HUA ENG Wire & Cable	3,147,000	1,181
* Asia Optical Co. Inc.	1,122,000	1,174
YC INOX Co. Ltd.	1,632,000	1,173
OptoTech Corp.	2,443,000	1,173
Genius Electronic Optical Co. Ltd.	384,363	1,171
* Chunghwa Picture Tubes Ltd.	20,347,351	1,170
Great Taipei Gas Co. Ltd.	1,522,000	1,160
Taiwan Sanyo Electric Co. Ltd.	845,750	1,137
* Formosa Epitaxy Inc.	1,913,000	1,136
Elitegroup Computer Systems Co. Ltd.	1,907,740	1,125
CHC Healthcare Group	469,333	1,108
Lite-On Semiconductor Corp.	1,717,000	1,093
Jentech Precision Industrial Co. Ltd.	407,354	1,091
Tong-Tai Machine & Tool Co. Ltd.	1,102,306	1,087
Taiwan Semiconductor Co. Ltd.	1,119,000	1,079
* Concord Securities Corp.	3,787,219	1,070
Sampo Corp.	2,789,000	1,069
Parade Technologies Ltd.	149,805	1,064
Cyberlink Corp.	372,578	1,062
* Unitech Printed Circuit Board Corp.	2,700,248	1,059
* Solartech Energy Corp.	1,311,450	1,056
Ability Enterprise Co. Ltd.	1,651,000	1,048
Pixart Imaging Inc.	630,711	1,044
Lingsen Precision Industries Ltd.	1,839,000	1,042
Hung Poo Real Estate Development Corp.	1,058,946	1,021
Taiwan Cogeneration Corp.	1,695,550	1,019
* Walsin Technology Corp.	3,597,954	1,014
China Chemical & Pharmaceutical Co. Ltd.	1,329,000	1,007
Asia Vital Components Co. Ltd.	1,525,148	991
Taiwan Fire & Marine Insurance Co.	1,203,000	977
* Chia Hsin Cement Corp.	1,901,112	973
Infortrend Technology Inc.	1,555,000	958
Global Unichip Corp.	385,000	955
Sitronix Technology Corp.	557,000	954
* Sunplus Technology Co. Ltd.	2,415,000	942
Johnson Health Tech Co. Ltd.	348,272	939
* Wafer Works Corp.	1,769,925	938
China General Plastics Corp.	1,749,000	922
First Hotel	1,416,181	912
Global Mixed Mode Technology Inc.	322,000	904
China Electric Manufacturing Corp.	2,005,000	894
Weltrend Semiconductor	985,500	888
Darfon Electronics Corp.	1,311,000	870
* Pan Jit International Inc.	1,842,000	858
* Etron Technology Inc.	1,931,000	855
Getac Technology Corp.	1,684,000	827
* Eastern Media International Corp.	1,730,195	816
* Newmax Technology Co. Ltd.	369,294	799
AV Tech Corp.	288,000	797
* Champion Building Materials Co. Ltd.	1,918,000	786
Chun Yuan Steel	2,087,653	786
L&K Engineering Co. Ltd.	862,000	784
Lotes Co. Ltd.	346,000	784
Jess-Link Products Co. Ltd.	727,458	778

Silitech Technology Corp.	615,100	756
* Silicon Integrated Systems Corp.	2,517,000	742
* Chung Hwa Pulp Corp.	2,411,820	734
Microlife Corp.	272,400	726
FSP Technology Inc.	716,478	711
Phihong Technology Co. Ltd.	1,095,000	699
Shih Wei Navigation Co. Ltd.	996,457	682
WUS Printed Circuit Co. Ltd.	1,456,000	681
Hsin Kuang Steel Co. Ltd.	1,073,000	680
* Pihsiang Machinery Manufacturing Co. Ltd.	680,000	664
Chinese Maritime Transport Ltd.	510,000	647
ENG Electric Co. Ltd.	744,135	647
Tsann Kuen Enterprise Co. Ltd.	449,000	636
* Tyntek Corp.	2,205,000	631
Forhouse Corp.	1,634,000	620
Taiwan Navigation Co. Ltd.	747,000	609
* Microelectronics Technology Inc.	1,003,000	607
Bank of Kaohsiung	1,942,393	607
* Entire Technology Co. Ltd.	603,617	606
* AGV Products Corp.	2,001,265	595
First Steamship Co. Ltd.	949,000	584
Young Optics Inc.	306,000	581
* Globe Union Industrial Corp.	882,000	580
LES Enphants Co. Ltd.	812,461	567
Sheng Yu Steel Co. Ltd.	715,000	561
Basso Industry Corp.	563,000	556
Young Fast Optoelectronics Co. Ltd.	547,143	546
* J Touch Corp.	613,000	538
* Genesis Photonics Inc.	1,030,161	536
Ta Ya Electric Wire & Cable	2,258,950	525
* Dynamic Electronics Co. Ltd.	1,464,000	524
* Global Brands Manufacture Ltd.	1,408,462	503
Taiyen Biotech Co. Ltd.	542,978	500
ITE Technology Inc.	586,625	498
* TYC Brother Industrial Co. Ltd.	933,000	494
Advanced International Multitech Co. Ltd.	461,000	483
International Games System Co. Ltd.	249,000	458
* Bright Led Electronics Corp.	730,000	432
* Gold Circuit Electronics Ltd.	1,777,000	426
Chinese Gamer International Corp.	246,000	422
O-TA Precision Industry Co. Ltd.	530,000	340
ACES Electronic Co. Ltd.	373,000	321
* Mosel Vitelic Inc.	1,513,000	315
Taiwan Mask Corp.	963,000	312
Avermedia Technologies	699,000	311
KYE Systems Corp.	768,000	307
Sunrex Technology Corp.	756,000	302
* Tatung Co. Ltd. GDR	38,879	222
* Giantplus Technology Co. Ltd.	497,000	150
EnTie Commercial Bank	31,000	15
* ProMOS Technologies Inc.	5,975,000	—
		3,026,144
Thailand (0.5%)
Advanced Info Service PCL (Foreign)	6,120,100	40,554
PTT Exploration & Production PCL (Foreign)	6,166,569	27,798
CP ALL PCL (Foreign)	21,481,570	25,711
Siam Cement PCL (Foreign)	1,656,400	20,196

PTT PCL (Foreign)	2,366,115	19,748
Siam Commercial Bank PCL (Foreign)	4,402,600	19,517
* PTT PCL	2,317,800	19,344
* Siam Commercial Bank PCL (Local)	4,154,400	18,780
* Kasikornbank PCL	3,382,600	17,444
Shin Corp. PCL	7,957,700	16,922
Kasikornbank PCL (Foreign)	3,018,300	15,563
Bangkok Bank PCL (Foreign)	2,608,300	13,555
Airports of Thailand PCL (Foreign)	2,205,300	11,617
Total Access Communication PCL	3,933,500	11,406
* PTT Global Chemical PCL	4,837,200	10,433
PTT Global Chemical PCL	4,225,236	9,053
* Central Pattana PCL	7,325,786	8,345
TMB Bank PCL	112,734,300	7,828
Krung Thai Bank PCL (Foreign)	14,913,137	7,600
* Charoen Pokphand Foods PCL	8,665,100	7,470
Big C Supercenter PCL	1,346,000	7,103
Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,899
* PTT Exploration and Production PCL (Local)	1,469,700	6,814
Thai Oil PCL (Foreign)	4,176,800	6,663
* Bank of Ayudhya PCL (Local)	6,634,782	6,582
* True Corp. PCL	28,973,400	6,323
Bangkok Dusit Medical Services PCL	1,591,900	5,700
* Minor International PCL	8,703,500	5,502
Thai Union Frozen Products PCL (Foreign)	2,600,700	5,476
BEC World PCL (Foreign)	2,370,905	5,077
Glow Energy PCL (Foreign)	2,486,345	5,063
* Electricity Generating PCL	1,306,700	5,042
* Bumrungrad Hospital PCL	1,965,600	4,988
* Delta Electronics Thailand PCL	2,727,700	4,382
* Land and Houses PCL	16,762,600	4,356
* BEC World PCL	2,988,300	4,223
* Siam City Cement PCL (Local)	378,217	4,055
* BTS Rail Mass Transit Growth Infrastructure Fund	15,773,224	4,033
BTS Group Holdings PCL	16,254,048	3,950
BTS Group Holdings PCL	15,998,500	3,888
Home Product Center PCL	14,797,884	3,811
Jasmine International PCL	15,089,900	3,677
* Robinson Department Store PCL	2,550,900	3,423
* Thanachart Capital PCL	3,447,000	3,237
* CP ALL PCL (Local)	2,716,100	3,231
* Berli Jucker PCL	2,299,100	3,137
CPN Retail Growth Leasehold Property Fund	6,581,500	3,031
Ratchaburi Electricity Generating Holding PCL	1,926,900	2,786
* Thaicom PCL	2,393,800	2,744
* Banpu PCL (Local)	3,323,500	2,671
* Advanced Info Service PCL (Local)	418,942	2,662
IRPC PCL (Foreign)	28,064,000	2,656
Indorama Ventures PCL	4,205,648	2,638
* Central Plaza Hotel PCL	3,082,500	2,511
* IRPC PCL	26,239,300	2,483
* Indorama Ventures PCL	3,809,400	2,389
* Tisco Financial Group PCL	2,120,920	2,379
* Siam Global House PCL	5,481,550	2,366
* Banpu PCL	2,537,400	2,332
* Bangkok Land PCL	53,447,800	2,305
Bangkok Life Assurance PCL	1,237,100	2,304

* Krung Thai Bank PCL	4,173,200	2,114
* Hemaraj Land and Development PCL	25,041,800	2,064
Kiatnakin Bank PCL	1,775,743	2,009
Thai Tap Water Supply PCL	6,920,300	1,986
Bangkok Expressway PCL (Foreign)	1,876,200	1,824
Hana Microelectronics PCL (Foreign)	2,059,900	1,665
* Supalai PCL	3,404,900	1,653
* Bangchak Petroleum PCL	2,004,600	1,629
* Sino-Thai Engineering & Construction PCL	3,913,342	1,570
Pruksa Real Estate PCL	2,710,500	1,470
* LPN Development PCL	3,266,300	1,437
* Precious Shipping PCL	2,317,400	1,403
* Sri Trang Agro-Industry PCL	3,435,900	1,274
* Khon Kaen Sugar Industry PCL	3,450,200	1,245
* Major Cineplex Group PCL	2,397,200	1,214
* Thai Vegetable Oil PCL	2,020,700	1,193
* Thoresen Thai Agencies PCL	2,188,800	1,154
VGI Global Media PCL	4,447,040	1,137
* Dynasty Ceramic PCL	739,400	1,085
* WHA Corp. PCL	1,196,250	1,057
* Esso Thailand PCL	6,169,700	1,040
* VGI Global Media PCL	4,045,396	1,034
Bangkok Chain Hospital PCL	5,881,825	1,025
Thai Stanley Electric PCL	160,500	989
* Amata Corp. PCL	2,640,300	987
Quality Houses PCL	12,774,016	975
Thai Reinsurance PCL	8,904,100	917
* Jasmine International PCL	4,217,200	901
* Hana Microelectronics PCL	1,181,600	888
* Univentures PCL	4,060,200	878
Thai Airways International PCL (Foreign)	3,415,800	869
* TPI Polene PCL	2,684,400	850
* Cal-Comp Electronics Thailand PCL	9,670,800	828
* Italian-Thai Development PCL	7,424,785	789
* Samart Corp. PCL	1,792,800	788
* Sahaviriya Steel Industries PCL	81,892,600	770
* Bangkok Life Assurance PCL	402,900	750
* Airports of Thailand PCL	141,100	726
* Quality Houses PCL	8,585,300	667
Siam Global House PCL	1,746,920	627
* Sansiri PCL (Local)	10,790,000	588
* Thai Oil PCL	364,500	581
* Home Product Center PCL	2,239,601	577
* TMB Bank PCL	8,309,300	573
* Asian Property Development PCL (Foreign)	3,939,040	489
* Thai Union Frozen Products PCL	204,700	431
* Pruksa Real Estate PCL	798,600	426
* G J Steel PCL (Local)	265,466,800	384
Sansiri PCL (Foreign)	7,035,464	383
* Bangkok Dusit Medical Services PCL	104,900	376
* Saha-Union PCL	346,000	367
* Maybank Kim Eng Securities Thailand PCL	484,200	325
* Tata Steel Thailand PCL	9,705,600	213
Samart Corp. PCL	810,500	210
* Thoresen Thai Agencies PCL	331,100	174
* Bangkok Expressway PCL	179,400	174
* AP Thailand PCL	1,321,000	173

* Thai Stanley Electric PCL	24,800	161
* Kiatnakin Bank PCL	138,300	156
* Thai Tap Water Supply PCL	454,700	133
* Bangkokland PCL Warrants Exp. 05/16/2018	11,922,053	108
* Italian-Thai Development PCL	955,100	101
* Bangkok Chain Hospital PCL	566,900	99
* G J Steel PCL Warrants Exp. 01/30/2020	9,920,670	—
* BTS Group Holdings PCL Warrants Exp. 10/16/2018	5,418,016	—
* G Steel PCL	70	—
		548,459
Turkey (0.3%)
Turkiye Garanti Bankasi AS	11,491,947	30,331
Akbank TAS	8,911,143	22,732
* Turkcell Iletisim Hizmetleri AS	4,304,943	21,291
BIM Birlesik Magazalar AS	1,224,914	20,962
Turkiye Halk Bankasi AS	3,416,419	16,875
Haci Omer Sabanci Holding AS (Bearer)	4,455,907	14,735
Turkiye Is Bankasi	7,675,087	13,764
KOC Holding AS	3,272,571	11,094
Tupras Turkiye Petrol Rafinerileri AS	672,529	11,093
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,042,281	10,562
Turk Hava Yollari	3,364,452	10,038
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,492,240	9,984
Eregli Demir ve Celik Fabrikalari TAS	7,373,676	8,844
Turkiye Vakiflar Bankasi Tao	5,636,310	8,611
Coca-Cola Icecek AS	363,195	7,629
Turk Telekomunikasyon AS	2,807,852	6,975
Yapi ve Kredi Bankasi AS	4,738,309	6,672
Enka Insaat ve Sanayi AS	2,226,698	6,360
TAV Havalimanlari Holding AS	802,894	6,055
Ulker Biskuvi Sanayi AS	836,256	5,144
Arcelik AS	940,389	4,650
Ford Otomotiv Sanayi AS	374,367	3,287
Tofas Turk Otomobil Fabrikasi AS	659,304	3,108
* Petkim Petrokimya Holding AS	2,354,193	2,642
Turkiye Sinai Kalkinma Bankasi AS	3,474,155	2,614
Turkiye Sise ve Cam Fabrikalari AS	2,296,583	2,546
* Gubre Fabrikalari TAS	1,666,716	2,443
* Pegasus Hava Tasimaciligi AS	196,573	2,265
Koza Altin Isletmeleri AS	241,715	2,077
* Asya Katilim Bankasi AS	4,342,990	2,076
Yazicilar Holding AS Class A	230,486	1,816
Aselsan Elektronik Sanayi Ve Ticaret AS	495,811	1,718
Aksigorta AS	1,281,159	1,666
Turk Traktor ve Ziraat Makineleri AS	67,410	1,558
* Sekerbank TAS	1,688,423	1,515
Tekfen Holding AS	683,255	1,425
Aygaz AS	417,508	1,408
Aksa Akrilik Kimya Sanayii	378,122	1,252
Cimsa Cimento Sanayi VE Tica	238,004	1,209
* Dogan Sirketler Grubu Holding AS	3,551,534	1,103
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,527,675	1,085
Dogus Otomotiv Servis ve Ticaret AS	373,143	1,072
* Migros Ticaret AS	164,581	1,063
* Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,114	1,056
Trakya Cam Sanayii AS	1,073,228	993
* Albaraka Turk Katilim Bankasi AS	1,464,185	927

* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	871,440	878
Is Gayrimenkul Yatirim Ortakligi AS	1,456,463	814
Akfen Holding AS	422,172	766
Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	764
* Dogan Yayin Holding AS	3,245,925	748
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	711
Bizim Toptan Satis Magazalari AS	82,758	701
Alarko Holding AS	305,020	629
Turcas Petrol AS	603,765	612
Konya Cimento Sanayii AS	5,062	535
* Ihlas Holding AS	3,143,110	500
* Akenerji Elektrik Uretim AS	979,512	433
Anadolu Cam Sanayii AS	545,426	411
* Zorlu Enerji Elektrik Uretim AS	734,556	309
* Vestel Elektronik Sanayi ve Ticaret AS	497,282	309
* Hurriyet Gazetecilik AS	605,721	151
		307,596
United Arab Emirates (0.1%)
Emaar Properties PJSC	16,343,010	35,641
First Gulf Bank PJSC	4,130,564	22,392
DP World Ltd.	911,825	16,595
Aldar Properties PJSC	17,106,044	15,683
* Arabtec Holding Co.	8,575,413	9,924
* Dubai Financial Market	8,640,128	5,929
Air Arabia PJSC	12,536,360	5,233
Dubai Islamic Bank PJSC	3,119,169	5,051
* Dana Gas PJSC	17,954,415	4,601
Dubai Investments PJSC	3,859,036	2,886
* Drake & Scull International	6,073,821	2,501
* Lamprell plc	925,871	2,181
RAK Properties PJSC	5,488,704	1,737
Aramex PJSC	733,646	605
* Islamic Arab Insurance Co.	1,588,866	500
		131,459
United Kingdom (15.8%)
HSBC Holdings plc	103,558,567	1,065,451
Vodafone Group plc	267,870,537	995,444
BP plc	102,603,433	804,035
GlaxoSmithKline plc	26,739,010	688,455
Royal Dutch Shell plc Class A	18,092,096	624,919
Royal Dutch Shell plc Class B	13,644,147	498,152
British American Tobacco plc	10,392,750	497,625
AstraZeneca plc	6,860,787	435,567
Diageo plc	13,852,665	413,322
Barclays plc	88,414,103	395,249
Rio Tinto plc	6,861,847	365,471
* Lloyds Banking Group plc	265,970,807	363,668
BHP Billiton plc	11,615,993	342,941
BG Group plc	18,717,890	314,106
Prudential plc	14,033,981	282,794
Glencore Xstrata plc	52,900,957	280,111
BT Group plc	43,306,080	272,945
National Grid plc	20,514,164	266,129
Reckitt Benckiser Group plc	3,548,109	265,798
Unilever plc	6,635,425	255,109
SABMiller plc	5,199,435	234,058

Tesco plc	44,189,156	232,557
Standard Chartered plc	10,873,557	221,490
Rolls-Royce Holdings plc	10,294,511	200,652
Imperial Tobacco Group plc	5,358,504	195,700
Anglo American plc London Shares	7,186,749	169,489
WPP plc	7,267,477	152,310
Shire plc	3,042,692	152,070
Compass Group plc	9,884,999	147,785
Centrica plc	28,337,110	144,931
BAE Systems plc	17,846,945	125,721
Aviva plc	16,203,005	118,416
ARM Holdings plc	7,684,677	117,932
Legal & General Group plc	32,252,024	113,938
SSE plc	5,273,931	113,225
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,141,112	108,542
CRH plc	3,984,489	102,216
Experian plc	5,558,894	94,996
Reed Elsevier plc	6,428,183	93,669
Associated British Foods plc	1,916,992	85,503
Next plc	818,774	84,294
Pearson plc	4,467,813	81,580
Kingfisher plc	13,021,976	79,018
Wolseley plc	1,452,496	78,269
Standard Life plc	12,950,083	77,719
British Sky Broadcasting Group plc	5,354,960	77,044
Old Mutual plc	26,861,543	75,993
Land Securities Group plc	4,330,493	73,169
Smith & Nephew plc	4,936,089	71,037
Marks & Spencer Group plc	8,828,926	68,265
ITV plc	20,618,009	66,567
Tullow Oil plc	4,975,492	64,583
* Royal Bank of Scotland Group plc	11,508,290	64,181
Whitbread plc	990,764	61,023
Johnson Matthey plc	1,126,006	59,764
British Land Co. plc	5,493,617	59,187
Capita plc	3,615,574	58,380
GKN plc	8,968,047	58,037
Burberry Group plc	2,435,369	57,890
Smiths Group plc	2,158,063	50,945
WM Morrison Supermarkets plc	11,926,958	46,991
InterContinental Hotels Group plc	1,424,832	46,092
Babcock International Group plc	1,974,336	45,097
United Utilities Group plc	3,746,785	44,135
J Sainsbury plc	7,678,378	43,591
Resolution Ltd.	7,485,686	42,849
IMI plc	1,717,067	42,189
Bunzl plc	1,828,173	41,678
Carnival plc	1,004,047	41,226
Intertek Group plc	885,104	41,166
* Sage Group plc	6,024,082	40,386
Weir Group plc	1,169,751	40,226
Travis Perkins plc	1,343,756	38,354
* International Consolidated Airlines Group SA (London Shares)	5,578,312	38,177
Severn Trent plc	1,306,663	37,088
Meggitt plc	4,378,007	37,062
Ashtead Group plc	2,765,319	35,813
Persimmon plc	1,657,445	35,715

Melrose Industries plc	6,974,704	35,440
Aggreko plc	1,387,098	35,248
St. James's Place plc	2,780,980	35,159
Rexam plc	4,324,675	35,017
Randgold Resources Ltd.	504,712	34,831
Hammerson plc	3,901,340	33,651
G4S plc	8,548,833	33,535
Barratt Developments plc	5,362,947	33,342
Aberdeen Asset Management plc	5,200,110	33,336
Taylor Wimpey plc	17,804,184	32,774
3i Group plc	5,291,559	32,468
easyJet plc	1,193,348	32,215
RSA Insurance Group plc	20,076,993	32,004
Tate & Lyle plc	2,565,046	31,917
Mondi plc	2,014,381	30,516
Drax Group plc	2,212,359	29,531
Croda International plc	743,727	29,443
London Stock Exchange Group plc	970,357	29,326
Hargreaves Lansdown plc	1,198,287	29,232
Coca-Cola HBC AG	1,087,806	28,821
Cobham plc	5,931,508	28,624
Berkeley Group Holdings plc	671,635	28,512
Informa plc	3,312,739	28,118
AMEC plc	1,636,551	27,686
DS Smith plc	5,120,874	27,625
Antofagasta plc	1,958,698	27,357
Petrofac Ltd.	1,425,200	27,010
Inmarsat plc	2,342,551	26,980
William Hill plc	4,756,311	25,969
Admiral Group plc	1,075,763	25,530
Direct Line Insurance Group plc	5,767,233	25,086
Schroders plc (Voting Shares)	619,440	25,085
Inchcape plc	2,551,490	24,496
Spectris plc	651,825	23,793
* Thomas Cook Group plc	7,955,607	23,499
Pennon Group plc	2,045,369	23,156
Daily Mail & General Trust plc	1,457,300	23,013
Segro plc	4,074,118	22,552
Rightmove plc	528,634	21,972
Capital & Counties Properties plc	3,612,044	21,091
John Wood Group plc	1,984,982	20,945
DCC plc	456,444	20,738
Derwent London plc	504,563	20,629
Henderson Group plc	5,709,847	20,595
Provident Financial plc	763,962	20,468
IG Group Holdings plc	1,987,814	20,448
Hiscox Ltd.	1,939,047	20,318
Booker Group plc	7,985,521	20,292
Halma plc	2,060,670	20,255
* Ocado Group plc	2,322,325	19,947
Spirax-Sarco Engineering plc	411,059	19,712
Rentokil Initial plc	9,912,714	19,616
Serco Group plc	2,725,672	19,608
TUI Travel plc	2,766,639	19,331
Intu Properties plc	3,723,838	19,302
* BTG plc	1,978,451	19,238
Rotork plc	473,878	19,151

	Howden Joinery Group plc	3,373,116	19,033
	Amlin plc	2,742,834	18,824
	Great Portland Estates plc	1,895,329	18,815
	ICAP plc	2,956,992	18,775
	Balfour Beatty plc	3,770,174	18,066
	Investec plc	2,755,256	17,731
	Close Brothers Group plc	809,204	17,615
	Essentra plc	1,282,536	17,470
	Bellway plc	666,675	17,002
	Hays plc	7,751,812	16,899
	Greene King plc	1,197,280	16,858
	Catlin Group Ltd.	1,842,990	16,018
	Intermediate Capital Group plc	2,205,183	14,968
	UBM plc	1,333,403	14,887
	TalkTalk Telecom Group plc	2,900,804	14,861
	Britvic plc	1,291,848	14,703
*	Afren plc	5,972,425	14,588
	Hikma Pharmaceuticals plc	731,586	14,441
*	Firstgroup plc	6,586,911	14,404
	Berendsen plc	944,787	14,365
*	Dixons Retail plc	19,803,014	14,192
	Stagecoach Group plc	2,339,282	13,978
	Phoenix Group Holdings	1,155,714	13,965
	Shaftesbury plc	1,364,351	13,956
	AZ Electronic Materials SA	2,085,276	13,567
	BBA Aviation plc	2,645,451	13,409
	Carillion plc	2,383,589	13,347
	QinetiQ Group plc	3,620,242	13,287
	Home Retail Group plc	4,486,806	13,206
	Premier Oil plc	2,914,225	12,993
	Victrex plc	442,820	12,950
	Telecity Group plc	1,101,929	12,938
*	Sports Direct International plc	1,149,909	12,915
*	Genel Energy plc	783,496	12,676
*	Ophir Energy plc	2,766,493	12,662
	WS Atkins plc	555,982	12,468
	Aveva Group plc	349,177	12,331
	Ladbrokes plc	5,014,236	12,314
	Ultra Electronics Holdings plc	382,864	12,306
	Lancashire Holdings Ltd.	992,388	12,294
	Cable & Wireless Communications plc	13,827,601	12,149
	Man Group plc	8,972,880	12,029
	Regus plc	3,490,055	12,009
*,^ Lonmin plc		2,359,255	11,888
	Beazley plc	2,824,890	11,856
	Fresnillo plc	926,524	11,718
*	Cairn Energy plc	3,306,549	11,712
	Jardine Lloyd Thompson Group plc	669,341	11,631
	Michael Page International plc	1,574,096	11,501
	Jupiter Fund Management plc	1,862,952	11,428
	Ashmore Group plc	2,139,740	11,405
	Polyus Gold International Ltd.	3,686,941	11,257
	National Express Group plc	2,322,664	11,132
	Bodycote plc	1,043,410	11,131
	WH Smith plc	646,678	11,114
	Senior plc	2,259,417	11,077
	Restaurant Group plc	1,099,004	11,044

Vesuvius plc	1,496,675	11,006
Mitie Group plc	2,031,468	10,643
Elementis plc	2,526,445	10,613
Electrocomponents plc	2,418,435	10,545
Polymetal International plc	1,085,155	10,288
Pace plc	1,724,602	10,152
International Personal Finance plc	1,327,648	10,133
Bovis Homes Group plc	743,120	10,038
SIG plc	3,096,664	9,974
Carphone Warehouse Group plc	2,025,664	9,963
CSR plc	910,918	9,920
PZ Cussons plc	1,657,411	9,841
Paragon Group of Cos. plc	1,675,151	9,669
Telecom Plus plc	301,886	9,466
* Mitchells & Butlers plc	1,277,809	9,442
Hunting plc	754,513	9,335
Playtech plc	819,558	9,278
Micro Focus International plc	750,525	9,248
Greencore Group plc	2,208,639	9,046
RPC Group plc	909,413	8,889
Kier Group plc	286,997	8,872
Galliford Try plc	452,293	8,741
Betfair Group plc	503,518	8,738
* SVG Capital plc	1,225,832	8,523
Schroders plc	269,196	8,453
Halfords Group plc	1,106,612	8,319
* EnQuest plc	3,916,586	8,318
Debenhams plc	6,783,246	8,242
Marston's plc	3,323,317	8,196
Soco International plc	1,200,657	8,127
Domino Printing Sciences plc	614,281	8,035
Homeserve plc	1,490,962	8,019
* Countrywide plc	850,695	7,988
Oxford Instruments plc	287,350	7,902
Morgan Advanced Materials plc	1,550,127	7,902
Laird plc	1,475,537	7,849
Fidessa Group plc	206,439	7,848
Grainger plc	2,234,426	7,832
UDG Healthcare plc	1,319,561	7,722
Dunelm Group plc	503,157	7,624
Millennium & Copthorne Hotels plc	816,448	7,602
Go-Ahead Group plc	233,738	7,586
Keller Group plc	384,880	7,506
N Brown Group plc	845,342	7,505
^ Vedanta Resources plc	560,244	7,423
* Enterprise Inns plc	2,771,473	7,336
Brewin Dolphin Holdings plc	1,453,588	7,297
^ Bwin.Party Digital Entertainment plc	3,857,048	7,247
Londonmetric Property plc	3,193,587	7,232
Premier Farnell plc	2,025,085	7,229
Fenner plc	1,066,530	7,204
Genus plc	331,896	7,166
Diploma plc	624,154	7,141
^ APR Energy plc	510,695	7,070
Interserve plc	705,149	7,068
* Dignity plc	286,916	7,050
Savills plc	683,561	7,038

	De La Rue plc	545,789	7,005
	Rathbone Brothers plc	254,978	6,986
	RPS Group plc	1,219,697	6,859
	Synthomer plc	1,478,691	6,594
	J D Wetherspoon plc	500,853	6,553
	Synergy Health plc	309,402	6,553
	Unite Group plc	961,629	6,472
	Domino's Pizza Group plc	744,293	6,466
	F&C Asset Management plc	3,158,033	6,450
	Redrow plc	1,205,895	6,442
	Darty plc	2,952,606	6,394
	Tullett Prebon plc	1,162,477	6,329
	Dairy Crest Group plc	737,481	6,292
	Alent plc	1,208,414	6,236
	Renishaw plc	201,072	6,230
	Hansteen Holdings plc	3,537,886	6,162
	esure Group plc	1,344,032	6,020
	Big Yellow Group plc	700,899	5,959
	Cranswick plc	268,969	5,831
	ITE Group plc	1,295,763	5,830
	Moneysupermarket.com Group plc	1,984,404	5,810
	ST Modwen Properties plc	894,786	5,647
*	Crest Nicholson Holdings plc	918,863	5,539
	F&C Commercial Property Trust Ltd.	2,747,081	5,509
	Dechra Pharmaceuticals plc	475,332	5,482
	Spirent Communications plc	3,492,214	5,461
	Workspace Group plc	578,958	5,170
	Spirit Pub Co. plc	3,687,559	5,070
*	Petra Diamonds Ltd.	2,117,118	4,807
^	Cineworld Group plc	817,725	4,757
	Devro plc	933,518	4,750
	Kcom Group plc	2,866,371	4,659
	Euromoney Institutional Investor plc	212,810	4,635
	Greggs plc	551,330	4,576
	Computacenter plc	419,967	4,451
*	SuperGroup plc	172,285	4,366
*	Partnership Assurance Group plc	808,221	4,293
	Shanks Group plc	2,209,578	4,242
^	Kazakhmys plc	1,443,171	4,219
	Chemring Group plc	1,053,909	4,185
*	Centamin plc	5,706,200	4,136
	Sthree plc	632,712	3,995
*	Evraz plc	2,726,646	3,826
	Xchanging plc	1,304,055	3,818
	Stobart Group Ltd.	1,689,331	3,729
	Chesnara plc	638,147	3,626
*	Colt Group SA	1,718,992	3,573
	Smiths News plc	1,010,566	3,532
*	Heritage Oil plc	1,066,083	3,290
	Helical Bar plc	550,560	3,134
*,^ Imagination Technologies Group plc		1,106,362	3,130
*	Al Noor Hospitals Group plc	218,937	3,031
	Speedy Hire plc	2,800,141	2,967
	UK Commercial Property Trust Ltd.	2,288,212	2,894
	Cape plc	655,229	2,889
	Morgan Sindall Group plc	213,833	2,806
	Development Securities plc	661,985	2,674

	*,^ Premier Foods plc			1,122,094	2,649
	SDL plc			434,226	2,602
	African Barrick Gold plc			702,686	2,538
*	Salamander Energy plc			1,424,994	2,487
*	Perform Group plc			566,200	2,299
^	Hochschild Mining plc			907,593	2,285
*	Asia Resource Minerals plc			564,702	2,235
	Daejan Holdings plc			25,965	2,068
	Ferrexpo plc			789,292	1,967
	Picton Property Income Ltd.			1,985,638	1,908
	Mucklow A & J Group plc			243,203	1,879
	Schroder REIT Ltd.			2,036,886	1,810
*	Mothercare plc			412,384	1,775
	888 Holdings plc			737,954	1,735
*	Aquarius Platinum Ltd.			2,431,525	1,576
*	Gem Diamonds Ltd.			600,356	1,570
*	Essar Energy plc			1,634,413	1,548
	Anglo Pacific Group plc			500,025	1,511
	WPP plc ADR			12,807	1,343
^	Petropavlovsk plc			886,577	1,024
*	Cineworld Group Rights Exp. 02/13/2014			261,672	529
	*,^ Talvivaara Mining Co. plc			5,591,303	514
	*,^ New World Resources plc			573,090	483
					17,548,097
	United States (0.0%)
*	Perrigo Co. plc			2	—

	Total Common Stocks (Cost $99,896,009)				109,719,290
		Coupon
	Temporary Cash Investments (3.2%)[1]
	Money Market Fund (3.1%)
	[5,6] Vanguard Market Liquidity Fund	0.130%		3,524,154,730	3,524,155

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.1%)
	[7,8] Fannie Mae Discount Notes	0.095%	4/9/14	3,800	3,798
	[8,9] Federal Home Loan Bank Discount Notes	0.070%	2/5/14	3,350	3,350
	[8,9] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	11,000	10,998
	[8,9] Federal Home Loan Bank Discount Notes	0.090%	3/21/14	1,000	1,000
	[8,9] Federal Home Loan Bank Discount Notes	0.077%	4/25/14	15,000	14,993
	[8,9] Federal Home Loan Bank Discount Notes	0.079%	4/30/14	15,500	15,492
	[8,9] Federal Home Loan Bank Discount Notes	0.125%	5/30/14	8,200	8,197
7	Freddie Mac Discount Notes	0.075%	4/7/14	3,000	2,999
					60,827
	Total Temporary Cash Investments (Cost $3,584,993)				3,584,982
	Total Investments (102.3%) (Cost $103,481,002)				113,304,272
	Other Assets and Liabilities-Net (-2.3%)[5]				(2,591,777)
	Net Assets (100%)				110,712,495

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,234,504,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, the aggregate value of these securities was $33,684,000.
3 “Other” represents securities that are not classified by fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Includes $2,421,788,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $54,830,000 have been segregated as initial margin for open futures contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Total International Stock Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	9,527,151	2,131,910	579
Common Stocks—Other	662,729	97,385,013	11,908
Temporary Cash Investments	3,524,155	60,827	—
Futures Contracts—Assets[1]	276
Futures Contracts—Liabilities[1]	(3,582)	—	—
Forward Currency Contracts—Assets	—	3,770	—
Forward Currency Contracts—Liabilities	—	(5,253)	—
Total	13,710,729	99,576,267	12,487
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has

Total International Stock Index Fund

pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	March 2014	2,501	265,464	(6,203)
Dow Jones EURO STOXX 50 Index	March 2014	5,690	231,581	(2,269)
E-mini S&P 500 Index	March 2014	2,000	177,660	(424)
Topix Index	March 2014	1,461	174,057	(8,186)
S&P ASX 200 Index	March 2014	1,050	117,791	(637)
				(17,719)

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman &
Co.	3/26/14	EUR	173,228	USD	236,985	(3,346)
Brown Brothers Harriman &
Co.	3/18/14	JPY	18,545,574	USD	179,303	2,254
Brown Brothers Harriman &
Co.	3/26/14	GBP	86,614	USD	143,037	(707)
Brown Brothers Harriman &
Co.	3/26/14	GBP	78,629	USD	127,782	1,426
Brown Brothers Harriman &
Co.	3/25/14	AUD	111,892	USD	98,783	(1,200)

Total International Stock Index Fund

Brown Brothers Harriman &
Co.	3/25/14	AUD	23,797	USD	20,664	90
(1,483)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2014, the cost of investment securities for tax purposes was $103,826,577,000. Net unrealized appreciation of investment securities for tax purposes was $9,477,695,000, consisting of unrealized gains of $18,644,990,000 on securities that had risen in value since their purchase and $9,167,295,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (55.9%)
Vanguard Total Stock Market Index Fund Investor Shares	117,384,361	5,308,121

International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Investor Shares	142,076,169	2,266,115

U.S. Bond Fund (16.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	143,908,643	1,531,188

International Bond Fund (4.0%)
Vanguard Total International Bond Index Fund Investor Shares	38,095,053	382,474
Total Investment Companies (Cost $6,583,202)		9,487,898
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.130% (Cost $1,491)	1,490,678	1,491
Total Investments (99.9%) (Cost $6,584,693)		9,489,389
Other Assets and Liabilities-Net (0.1%)		4,999
Net Assets (100%)		9,494,388

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2014, the cost of investment securities for tax purposes was $6,584,693,000. Net unrealized appreciation of investment securities for tax purposes was $2,904,696,000, consisting of unrealized gains of $2,909,353,000 on securities that had risen in value since their purchase and $4,657,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (13.9%)
Vanguard Total Stock Market Index Fund Investor Shares	8,553,524	386,790

International Stock Fund (5.9%)
Vanguard Total International Stock Index Fund Investor Shares	10,353,982	165,146

U.S. Bond Fund (64.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	167,750,631	1,784,867

International Bond Fund (16.0%)
Vanguard Total International Bond Index Fund Investor Shares	44,408,990	445,866

Total Investment Companies (Cost $2,600,760)		2,782,669
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.130% (Cost $1,006)	1,005,626	1,006

Total Investments (99.9%) (Cost $2,601,766)		2,783,675
Other Assets and Liabilities-Net (0.1%)		1,454
Net Assets (100%)		2,785,129

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2014, the cost of investment securities for tax purposes was $2,601,766,000. Net unrealized appreciation of investment securities for tax purposes was $181,909,000, consisting of unrealized gains of $188,754,000 on securities that had risen in value since their purchase and $6,845,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (27.8%)
Vanguard Total Stock Market Index Fund Investor Shares	39,693,197	1,794,926

International Stock Fund (11.9%)
Vanguard Total International Stock Index Fund Investor Shares	47,992,841	765,486

U.S. Bond Fund (48.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	292,786,298	3,115,246

International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Investor Shares	77,488,511	777,985

Total Investment Companies (Cost $5,330,017)		6,453,643
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.130% (Cost $1,951)	1,951,218	1,951

Total Investments (99.9%) (Cost $5,331,968)		6,455,594
Other Assets and Liabilities-Net (0.1%)		6,631
Net Assets (100%)		6,462,225

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2014, the cost of investment securities for tax purposes was $5,331,968,000. Net unrealized appreciation of investment securities for tax purposes was $1,123,626,000, consisting of unrealized gains of $1,133,779,000 on securities that had risen in value since their purchase and $10,153,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (41.9%)
Vanguard Total Stock Market Index Fund Investor Shares	98,409,760	4,450,089

International Stock Fund (17.9%)
Vanguard Total International Stock Index Fund Investor Shares	119,118,090	1,899,933

U.S. Bond Fund (32.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	321,665,376	3,422,520

International Bond Fund (8.0%)
Vanguard Total International Bond Index Fund Investor Shares	85,150,365	854,910
Total Investments (100.0%) (Cost $7,978,826)		10,627,452
Other Assets and Liabilities-Net (0.0%)		5,221
Net Assets (100%)		10,632,673
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At January 31, 2014, the cost of investment securities for tax purposes was $7,978,826,000. Net unrealized appreciation of investment securities for tax purposes was $2,648,626,000, consisting of unrealized gains of $2,659,502,000 on securities that had risen in value since their purchase and $10,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of January 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)[1]
Australia (7.1%)
Commonwealth Bank of Australia	1,951,107	126,760
BHP Billiton Ltd.	3,891,083	124,449
Westpac Banking Corp.	3,734,450	100,903
Australia & New Zealand Banking Group Ltd.	3,293,066	86,474
National Australia Bank Ltd.	2,785,344	81,059
Wesfarmers Ltd.	1,380,720	50,754
Woolworths Ltd.	1,488,136	44,230
CSL Ltd.	621,413	38,212
Rio Tinto Ltd.	528,165	30,237
Woodside Petroleum Ltd.	749,430	24,435
Telstra Corp. Ltd.	5,318,722	23,861
Westfield Group	2,514,670	22,372
Macquarie Group Ltd.	388,038	18,371
Suncorp Group Ltd.	1,560,503	16,636
Origin Energy Ltd.	1,316,565	16,028
Brambles Ltd.	1,885,199	14,794
QBE Insurance Group Ltd.	1,451,708	14,542
Amcor Ltd.	1,464,452	13,728
Santos Ltd.	1,159,576	13,539
Insurance Australia Group Ltd.	2,805,676	13,428
AMP Ltd.	3,551,183	13,202
Aurizon Holdings Ltd.	2,485,565	10,703
Transurban Group	1,764,500	10,653
Westfield Retail Trust	3,695,501	9,743
Oil Search Ltd.	1,381,422	9,709
Fortescue Metals Group Ltd.	1,948,293	9,074
Orica Ltd.	441,056	9,044
AGL Energy Ltd.	668,508	8,866
Stockland	2,798,956	8,815
Goodman Group	2,082,298	8,450
Newcrest Mining Ltd.	924,973	7,812
ASX Ltd.	231,859	7,203
Crown Resorts Ltd.	459,227	6,674
Sonic Healthcare Ltd.	460,551	6,655
Coca-Cola Amatil Ltd.	647,868	6,628
Mirvac Group	4,448,640	6,468
Ramsay Health Care Ltd.	157,046	6,008
Lend Lease Group	649,640	5,987
James Hardie Industries plc	529,687	5,981
GPT Group	1,902,467	5,978
Asciano Ltd.	1,186,561	5,837
Computershare Ltd.	598,599	5,831
APA Group	981,688	5,141
Dexus Property Group	5,879,543	5,120
Bendigo and Adelaide Bank Ltd.	487,663	4,931
Incitec Pivot Ltd.	1,973,251	4,917
Tatts Group Ltd.	1,684,263	4,408
Sydney Airport	1,256,790	4,334
CFS Retail Property Trust Group	2,402,764	4,080

	Toll Holdings Ltd.	815,267	3,972
	Iluka Resources Ltd.	505,191	3,864
	Boral Ltd.	928,795	3,861
	WorleyParsons Ltd.	262,397	3,766
	Bank of Queensland Ltd.	371,980	3,711
	Challenger Ltd.	664,247	3,467
	Cochlear Ltd.	69,211	3,464
	Federation Centres Ltd.	1,718,325	3,404
*	Alumina Ltd.	2,976,739	3,286
*	BlueScope Steel Ltd.	676,620	3,198
	ALS Ltd.	451,698	3,129
	Ansell Ltd.	179,246	2,994
	Metcash Ltd.	1,063,887	2,809
	Flight Centre Travel Group Ltd.	67,244	2,781
	Caltex Australia Ltd.	162,099	2,741
	Commonwealth Property Office Fund	2,458,076	2,646
	Tabcorp Holdings Ltd.	879,884	2,644
	Leighton Holdings Ltd.	178,247	2,566
	Treasury Wine Estates Ltd.	773,953	2,457
	Downer EDI Ltd.	524,139	2,262
	SP AusNet	2,036,958	2,216
	Arrium Ltd.	1,633,780	2,208
	Aristocrat Leisure Ltd.	554,095	2,197
	Perpetual Ltd.	52,835	2,163
	IOOF Holdings Ltd.	277,395	2,126
	DuluxGroup Ltd.	449,521	2,105
	Echo Entertainment Group Ltd.	993,904	2,045
	Adelaide Brighton Ltd.	571,424	1,882
*	Sims Metal Management Ltd.	207,201	1,873
*	Orora Ltd.	1,453,821	1,629
	Harvey Norman Holdings Ltd.	615,093	1,607
	Platinum Asset Management Ltd.	268,115	1,585
	CSR Ltd.	609,727	1,558
	Seven West Media Ltd.	788,297	1,501
*	Recall Holdings Ltd.	374,576	1,472
	Australand Property Group	424,253	1,438
	Fairfax Media Ltd.	2,282,317	1,335
	Goodman Fielder Ltd.	2,169,741	1,291
*	Qantas Airways Ltd.	1,338,439	1,275
	OZ Minerals Ltd.	375,179	1,156
	Envestra Ltd.	1,149,990	1,147
	Macquarie Atlas Roads Group	463,596	1,138
*,^ Whitehaven Coal Ltd.		694,285	1,091
	Shopping Centres Australasia Property Group	789,720	1,025
	Atlas Iron Ltd.	1,090,952	965
	GWA Group Ltd.	366,168	953
	New Hope Corp. Ltd.	307,847	943
	Nufarm Ltd.	210,453	710
*	Ten Network Holdings Ltd.	2,046,269	636
*,^ Lynas Corp. Ltd.		2,264,962	558
*,^ Paladin Energy Ltd.		1,081,999	476
*	Aquila Resources Ltd.	201,149	426
*	Energy Resources of Australia Ltd.	214,842	237
			1,191,053
Austria (0.3%)
	Erste Group Bank AG	346,073	12,572
	OMV AG	173,719	7,516

Voestalpine AG	135,449	6,069
IMMOFINANZ AG	1,168,554	5,484
Andritz AG	87,938	4,829
Telekom Austria AG	265,298	2,304
Vienna Insurance Group AG Wiener Versicherung Gruppe	46,553	2,194
^ Raiffeisen Bank International AG	55,900	2,147
Verbund AG	80,254	1,692
Strabag SE	20,062	597
		45,404
Belgium (1.1%)
Anheuser-Busch InBev NV	967,111	92,755
KBC Groep NV	333,535	19,690
Ageas	262,876	11,291
UCB SA	141,766	10,029
Solvay SA Class A	69,395	9,696
Groupe Bruxelles Lambert SA	94,184	8,507
Delhaize Group SA	124,171	7,971
Umicore SA	136,579	5,844
Belgacom SA	170,242	4,865
Colruyt SA	85,156	4,830
Telenet Group Holding NV	58,521	3,473
		178,951
Denmark (1.2%)
* Novo Nordisk A/S Class B	2,361,943	93,613
* Danske Bank A/S	954,142	21,550
AP Moeller - Maersk A/S Class B	1,630	18,150
Carlsberg A/S Class B	128,093	12,483
Novozymes A/S	279,273	12,038
TDC A/S	966,848	9,089
Coloplast A/S Class B	118,401	8,890
AP Moeller - Maersk A/S Class A	798	8,519
DSV A/S	206,241	6,618
Chr Hansen Holding A/S	109,452	4,229
^ FLSmidth & Co. A/S	63,000	3,355
Tryg A/S	29,110	2,779
* William Demant Holding A/S	27,233	2,503
H Lundbeck A/S	72,696	1,800
Rockwool International A/S Class B	7,610	1,380
		206,996
Finland (0.8%)
* Nokia Oyj	4,538,776	31,447
Sampo	570,514	26,469
Kone Oyj Class B	448,340	18,238
Fortum Oyj	540,313	11,609
Wartsila OYJ Abp	188,534	10,230
UPM-Kymmene Oyj	638,721	9,786
Nokian Renkaat Oyj	161,510	6,813
Stora Enso Oyj	695,435	6,498
Metso Oyj	162,828	5,098
Kesko Oyj Class B	80,891	2,984
^ Neste Oil Oyj	156,270	2,787
* Valmet Corp.	161,271	1,361
		133,320
France (8.8%)
Total SA	2,463,019	140,649
Sanofi	1,387,765	135,844

BNP Paribas SA	1,184,113	91,420
AXA SA	2,270,930	59,602
LVMH Moet Hennessy Louis Vuitton SA	300,424	53,450
Schneider Electric SA	662,037	53,382
Societe Generale SA	865,692	48,951
Air Liquide SA	377,480	47,357
L'Oreal SA	283,402	46,534
Airbus Group NV	634,156	44,948
Danone	663,402	43,785
Vivendi SA	1,541,381	41,342
Vinci SA	583,553	38,125
GDF Suez	1,580,127	34,836
Orange SA	2,183,477	26,950
Pernod Ricard SA	238,052	25,537
Cie de St-Gobain	479,059	25,134
Carrefour SA	722,652	24,836
Essilor International SA	238,549	23,953
Cie Generale des Etablissements Michelin	227,040	23,920
Safran SA	318,435	22,652
Kering	89,402	17,830
Renault SA	201,628	17,550
Publicis Groupe SA	189,850	16,826
Legrand SA	317,234	16,820
* Credit Agricole SA	1,211,001	16,284
Lafarge SA	221,059	15,864
* Alcatel-Lucent	3,273,824	13,229
Cap Gemini SA	178,103	12,128
Christian Dior SA	63,771	11,657
SES SA	360,264	11,565
Technip SA	129,059	10,993
^ Sodexo	109,855	10,814
Electricite de France	316,515	10,750
Valeo SA	92,517	10,330
Accor SA	209,718	9,996
Dassault Systemes	75,843	8,982
Bouygues SA	216,481	8,258
Zodiac Aerospace	45,992	8,100
Veolia Environnement SA	510,825	8,019
Thales SA	120,298	7,834
Arkema SA	71,096	7,581
AtoS	86,457	7,554
Alstom SA	261,119	7,404
Rexel SA	286,699	7,362
Casino Guichard Perrachon SA	69,600	7,167
Vallourec SA	139,877	6,971
Bureau Veritas SA	264,052	6,860
Edenred	242,778	6,779
Natixis	1,120,561	6,591
Iliad SA	27,755	6,354
STMicroelectronics NV	767,420	6,286
Groupe Eurotunnel SA	557,620	6,153
Suez Environnement Co.	308,496	5,528
SCOR SE	170,073	5,518
Aeroports de Paris	48,034	5,421
Wendel SA	37,971	5,150
Klepierre	118,317	5,134
Lagardere SCA	137,721	4,864
Eutelsat Communications SA	153,952	4,670

*,^ Peugeot SA		295,624	4,530
	CNP Assurances	199,704	3,911
	Societe BIC SA	32,792	3,776
	Bollore SA	6,582	3,546
	JCDecaux SA	80,593	3,437
	ICADE	38,383	3,364
	Fonciere Des Regions	40,855	3,349
	Eurazeo SA	46,375	3,317
	Hermes International	10,011	3,185
	Imerys SA	39,048	3,175
*	CGG SA	204,233	3,038
	Eiffage SA	47,776	2,774
	Gecina SA	22,067	2,692
	SEB SA	31,712	2,482
	Societe Television Francaise 1	127,294	2,351
	Remy Cointreau SA	28,529	2,128
*	Air France-KLM	181,573	2,083
	Euler Hermes SA	15,884	1,949
	BioMerieux	17,151	1,803
	Ipsen SA	32,283	1,354
	Eramet	10,966	1,045
			1,475,672
Germany (8.6%)
	Bayer AG	1,002,662	132,009
^	Siemens AG	961,156	121,800
	BASF SE	1,119,278	119,767
	Allianz SE	552,042	92,103
	Daimler AG	1,078,742	90,310
	SAP AG	1,083,713	82,859
	Deutsche Telekom AG	3,724,113	60,129
	Deutsche Bank AG	1,236,200	59,792
	Volkswagen AG Prior Pfd.	175,409	44,455
	Bayerische Motoren Werke AG	394,304	42,933
	Linde AG	224,396	42,493
	E.ON SE	2,219,024	40,314
	Muenchener Rueckversicherungs AG	193,626	39,972
	Deutsche Post AG	1,153,287	39,890
	Adidas AG	253,589	28,332
	Continental AG	130,926	28,191
	Fresenius SE & Co. KGaA	158,519	24,717
	Henkel AG & Co. KGaA Prior Pfd.	210,249	22,784
	RWE AG	586,924	21,721
	Commerzbank AG	1,143,818	19,440
	Fresenius Medical Care AG & Co. KGaA	260,930	18,354
	Porsche Automobil Holding SE Prior Pfd.	185,555	18,157
	Deutsche Boerse AG	222,916	17,142
	Infineon Technologies AG	1,316,331	13,571
	Henkel AG & Co. KGaA	138,097	13,431
*	ThyssenKrupp AG	514,960	13,241
	HeidelbergCement AG	170,262	12,667
	Merck KGaA	78,285	12,138
	Beiersdorf AG	120,767	11,948
	Brenntag AG	62,548	10,780
	GEA Group AG	214,859	10,075
	Volkswagen AG	35,729	8,682
^	K&S AG	231,742	6,890
	Daimler AG	79,466	6,643

Metro AG	161,124	6,643
LANXESS AG	101,016	6,627
* Deutsche Lufthansa AG	277,448	6,603
* QIAGEN NV	290,265	6,357
* OSRAM Licht AG	103,176	6,029
United Internet AG	136,253	5,953
Hannover Rueck SE	73,106	5,798
Bilfinger SE	45,545	5,252
MAN SE	42,617	5,189
Hugo Boss AG	36,939	4,676
Fuchs Petrolub SE Prior Pfd.	42,777	3,856
MTU Aero Engines AG	41,032	3,641
^ Celesio AG	102,873	3,399
Kabel Deutschland Holding AG	25,869	3,398
Fraport AG Frankfurt Airport Services Worldwide	44,813	3,312
Axel Springer SE	50,101	3,206
* Evonik Industries AG	84,873	3,203
* TUI AG	168,468	2,871
Software AG	69,901	2,596
* Telefonica Deutschland Holding AG	324,911	2,588
Hochtief AG	32,230	2,567
Suedzucker AG	93,573	2,333
Wacker Chemie AG	18,210	2,165
Salzgitter AG	46,294	2,047
Fielmann AG	15,313	1,709
Fuchs Petrolub SE	21,292	1,650
* Talanx AG	44,806	1,436
Deutsche Postbank AG	18,546	938
Puma SE	3,269	928
Generali Deutschland Holding AG	4,694	714
		1,435,414
Greece (0.0%)
* Hellenic Telecommunications Organization SA	299,184	4,349
Hellenic Petroleum SA	84,956	824
		5,173
Hong Kong (3.3%)
AIA Group Ltd.	14,592,171	67,295
Hutchison Whampoa Ltd.	2,892,826	35,547
* Galaxy Entertainment Group Ltd.	2,530,864	24,591
Cheung Kong Holdings Ltd.	1,600,824	23,716
Sun Hung Kai Properties Ltd.	1,865,728	22,813
Sands China Ltd.	2,922,810	22,570
Hong Kong Exchanges and Clearing Ltd.	1,392,116	21,668
Jardine Matheson Holdings Ltd.	288,400	15,466
Hang Seng Bank Ltd.	926,790	14,515
CLP Holdings Ltd.	1,868,920	14,220
Hong Kong & China Gas Co. Ltd.	6,825,143	13,959
BOC Hong Kong Holdings Ltd.	4,350,135	13,143
Wharf Holdings Ltd.	1,834,575	12,535
Link REIT	2,766,003	12,426
Power Assets Holdings Ltd.	1,601,302	12,088
Want Want China Holdings Ltd.	8,015,000	10,734
Li & Fung Ltd.	6,977,264	9,607
Jardine Strategic Holdings Ltd.	271,000	8,813
Swire Pacific Ltd. Class A	821,967	8,791
Hongkong Land Holdings Ltd.	1,425,000	8,588
China Mengniu Dairy Co. Ltd.	1,662,000	7,581

	Hang Lung Properties Ltd.	2,705,605	7,429
	SJM Holdings Ltd.	2,221,457	6,951
	Henderson Land Development Co. Ltd.	1,252,893	6,677
	Bank of East Asia Ltd.	1,619,566	6,145
	Tingyi Cayman Islands Holding Corp.	2,294,000	5,964
	MTR Corp. Ltd.	1,688,608	5,935
	New World Development Co. Ltd.	4,541,025	5,664
	Wynn Macau Ltd.	1,259,536	5,388
	Sino Land Co. Ltd.	3,608,400	4,801
	Prada SPA	617,600	4,599
	Hang Lung Group Ltd.	986,000	4,545
*	Esprit Holdings Ltd.	2,251,500	4,248
	Wheelock & Co. Ltd.	979,132	3,990
	Techtronic Industries Co.	1,528,000	3,908
	MGM China Holdings Ltd.	926,851	3,671
^	AAC Technologies Holdings Inc.	847,000	3,658
	Swire Properties Ltd.	1,415,755	3,654
	Cheung Kong Infrastructure Holdings Ltd.	602,498	3,545
	Melco International Development Ltd.	960,000	3,497
	Sun Art Retail Group Ltd.	2,666,500	3,479
	Yue Yuen Industrial Holdings Ltd.	1,014,562	3,156
	Hysan Development Co. Ltd.	756,359	2,993
	Wing Hang Bank Ltd.	209,881	2,991
	Shangri-La Asia Ltd.	1,752,913	2,942
	First Pacific Co. Ltd.	2,844,909	2,833
	ASM Pacific Technology Ltd.	292,037	2,727
	Cathay Pacific Airways Ltd.	1,250,747	2,619
*	Semiconductor Manufacturing International Corp.	25,687,000	2,617
	Kerry Properties Ltd.	777,729	2,507
	NWS Holdings Ltd.	1,629,318	2,354
	Hopewell Holdings Ltd.	667,101	2,316
	VTech Holdings Ltd.	191,600	2,309
	Television Broadcasts Ltd.	351,700	2,194
	PCCW Ltd.	4,714,497	2,147
	Chow Tai Fook Jewellery Group Ltd.	1,326,400	1,947
	Xinyi Glass Holdings Ltd.	2,274,000	1,852
	New World China Land Ltd.	3,208,000	1,700
	Johnson Electric Holdings Ltd.	1,748,500	1,569
*	FIH Mobile Ltd.	2,749,000	1,363
	Shui On Land Ltd.	4,119,000	1,300
	Shun Tak Holdings Ltd.	2,220,000	1,279
	Shougang Fushan Resources Group Ltd.	4,440,000	1,215
	Cafe de Coral Holdings Ltd.	394,000	1,209
	Champion REIT	2,799,000	1,188
	Huabao International Holdings Ltd.	2,287,000	1,167
	Uni-President China Holdings Ltd.	1,291,000	1,164
*	Kerry Logistics Network Ltd.	658,864	1,113
	L'Occitane International SA	529,500	1,047
	Lifestyle International Holdings Ltd.	570,000	1,020
*,^ Macau Legend Development Ltd.		1,050,000	1,009
*	Brightoil Petroleum Holdings Ltd.	3,722,000	1,007
	Great Eagle Holdings Ltd.	308,000	1,003
	Orient Overseas International Ltd.	237,431	985
	Dah Sing Financial Holdings Ltd.	160,800	770
	Texwinca Holdings Ltd.	764,000	731
*,^ United Co. RUSAL plc		2,029,000	717
	China Travel International Inv HK	3,286,000	625
*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		3,397,500	595

Dah Sing Banking Group Ltd.	388,000	562
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,526,000	558
Parkson Retail Group Ltd.	1,719,000	523
Hopewell Highway Infrastructure Ltd.	1,089,500	507
* Xinyi Solar Holdings Ltd.	2,274,000	477
Kowloon Development Co. Ltd.	406,000	470
Hutchison Harbour Ring Ltd.	3,056,000	247
* Mongolian Mining Corp.	670,500	73
		546,111
Ireland (0.2%)
* Bank of Ireland	33,376,967	13,246
Kerry Group plc Class A	176,323	11,863
* Ryanair Holdings plc ADR	157,281	7,431
* Ryanair Holdings plc	65,012	554
		33,094
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	1,038,123	46,324
Bank Hapoalim BM	1,192,100	6,204
* Bank Leumi Le-Israel BM	1,510,315	5,754
Israel Chemicals Ltd.	537,542	4,398
Bezeq The Israeli Telecommunication Corp. Ltd.	2,280,886	3,500
NICE Systems Ltd.	64,622	2,545
Delek Group Ltd.	5,667	2,024
Mizrahi Tefahot Bank Ltd.	138,625	1,690
* Israel Discount Bank Ltd. Class A	958,588	1,652
Elbit Systems Ltd.	28,814	1,630
* Israel Corp. Ltd.	2,756	1,389
Azrieli Group	43,713	1,382
Gazit-Globe Ltd.	105,228	1,312
Osem Investments Ltd.	46,109	1,027
* Partner Communications Co. Ltd.	107,456	928
* EZchip Semiconductor Ltd.	35,474	865
Paz Oil Co. Ltd.	5,713	846
Cellcom Israel Ltd. (Registered)	62,300	774
Harel Insurance Investments & Financial Services Ltd.	135,471	759
Strauss Group Ltd.	39,590	699
* Delek Energy Systems Ltd.	870	577
Shikun & Binui Ltd.	234,759	549
Clal Insurance Enterprises Holdings Ltd.	23,977	433
Ormat Industries	64,228	423
Migdal Insurance & Financial Holding Ltd.	242,254	393
First International Bank Of Israel Ltd.	24,660	392
Delek Automotive Systems Ltd.	35,684	369
* Oil Refineries Ltd.	1,270,194	362
Shufersal Ltd.	69,837	264
* Koor Industries Ltd.	8,374	172
		89,636
Italy (2.2%)
Eni SPA	2,986,675	67,674
UniCredit SPA	5,405,278	40,549
Intesa Sanpaolo SPA (Registered)	13,336,569	36,062
Enel SPA	7,873,226	35,922
Assicurazioni Generali SPA	1,527,764	33,036
Telecom Italia SPA (Registered)	12,667,717	14,074
Snam SPA	2,536,874	13,915
Tenaris SA	571,829	12,768
Luxottica Group SPA	209,604	11,145

	Atlantia SPA	481,036	10,960
*	Fiat SPA	1,031,727	10,282
	Terna Rete Elettrica Nazionale SPA	1,731,998	8,412
	Unione di Banche Italiane SCPA	1,048,769	7,640
	Saipem SPA	302,741	7,101
	Pirelli & C. SPA	403,475	6,503
	Prysmian SPA	255,735	6,253
	Telecom Italia SPA (Bearer)	7,311,421	6,159
*	Mediobanca SPA	584,457	5,358
	Enel Green Power SPA	1,873,220	4,728
	Exor SPA	118,984	4,665
*	Mediaset SPA	810,949	4,128
*	Finmeccanica SPA	463,949	4,076
*,^ Banco Popolare SC		2,133,542	3,656
	Davide Campari-Milano SPA	345,476	2,758
	Mediolanum SPA	309,038	2,660
	Gtech SPA	79,606	2,423
*,^ Banca Monte dei Paschi di Siena SPA		7,276,151	1,656
	Buzzi Unicem SPA	87,049	1,588
	Parmalat SPA	374,866	1,248
			367,399
Japan (20.8%)
	Toyota Motor Corp.	3,211,798	183,072
	Mitsubishi UFJ Financial Group Inc.	17,154,719	103,020
	SoftBank Corp.	1,141,291	82,796
	Honda Motor Co. Ltd.	2,174,396	81,699
	Sumitomo Mitsui Financial Group Inc.	1,628,755	75,349
	Mizuho Financial Group Inc.	29,013,097	61,154
	Takeda Pharmaceutical Co. Ltd.	938,722	43,766
	Japan Tobacco Inc.	1,410,909	43,578
	Hitachi Ltd.	5,629,269	42,802
	Canon Inc.	1,372,711	40,178
	FANUC Corp.	238,238	38,418
	Seven & I Holdings Co. Ltd.	946,408	37,505
	Mitsubishi Estate Co. Ltd.	1,534,650	37,498
	KDDI Corp.	663,738	36,494
	Astellas Pharma Inc.	561,484	34,530
	East Japan Railway Co.	459,974	34,324
	Mitsui Fudosan Co. Ltd.	1,025,486	32,305
	Mitsubishi Corp.	1,743,409	32,154
	Nippon Steel & Sumitomo Metal Corp.	10,250,996	31,022
	Denso Corp.	578,544	29,902
	Nomura Holdings Inc.	4,253,831	29,669
	Panasonic Corp.	2,578,373	29,366
	Bridgestone Corp.	808,054	29,089
	Mitsui & Co. Ltd.	2,097,555	28,040
	Shin-Etsu Chemical Co. Ltd.	499,616	27,774
	NTT DOCOMO Inc.	1,704,991	27,409
	Mitsubishi Electric Corp.	2,393,924	26,990
	Nissan Motor Co. Ltd.	3,076,544	26,240
	Nippon Telegraph & Telephone Corp.	483,773	26,076
	Sumitomo Realty & Development Co. Ltd.	576,818	25,347
	Mitsubishi Heavy Industries Ltd.	3,886,353	25,167
	Central Japan Railway Co.	219,895	23,895
	Komatsu Ltd.	1,155,679	23,890
	Tokio Marine Holdings Inc.	818,685	23,768
	Kubota Corp.	1,528,706	23,482

Fast Retailing Co. Ltd.	64,255	23,405
ITOCHU Corp.	1,882,465	22,882
Keyence Corp.	55,265	22,772
ORIX Corp.	1,481,600	22,534
Murata Manufacturing Co. Ltd.	243,128	22,514
Sumitomo Mitsui Trust Holdings Inc.	4,639,806	22,442
Fuji Heavy Industries Ltd.	760,072	20,785
Toshiba Corp.	4,984,301	20,704
Kao Corp.	637,569	20,198
Daiwa Securities Group Inc.	2,122,789	19,776
Sony Corp.	1,208,080	19,065
SMC Corp.	75,202	18,723
Daikin Industries Ltd.	323,076	18,497
Kyocera Corp.	391,960	17,526
Dai-ichi Life Insurance Co. Ltd.	1,164,900	17,471
Sumitomo Corp.	1,363,592	16,929
FUJIFILM Holdings Corp.	555,873	16,143
* Mazda Motor Corp.	3,226,455	15,516
Nintendo Co. Ltd.	128,977	15,314
MS&AD Insurance Group Holdings	659,375	15,298
Tokyo Gas Co. Ltd.	3,051,627	15,279
Nidec Corp.	134,868	15,051
Daiwa House Industry Co. Ltd.	782,132	14,727
Kirin Holdings Co. Ltd.	1,076,425	14,598
Sumitomo Electric Industries Ltd.	929,409	14,570
Hoya Corp.	526,836	14,558
Otsuka Holdings Co. Ltd.	466,249	14,210
Asahi Group Holdings Ltd.	522,246	14,155
Secom Co. Ltd.	251,243	14,132
JX Holdings Inc.	2,933,757	14,093
Marubeni Corp.	2,017,013	14,051
Daiichi Sankyo Co. Ltd.	841,334	13,926
Suzuki Motor Corp.	506,887	13,131
Inpex Corp.	1,115,800	13,127
Eisai Co. Ltd.	334,139	12,785
Resona Holdings Inc.	2,346,086	12,358
Toray Industries Inc.	1,880,923	12,315
Asahi Kasei Corp.	1,618,069	12,295
NKSJ Holdings Inc.	468,752	12,240
* Fujitsu Ltd.	2,159,221	12,076
JFE Holdings Inc.	559,181	11,588
Ajinomoto Co. Inc.	780,253	10,949
Dentsu Inc.	272,790	10,734
Tokyo Electron Ltd.	208,469	10,652
* Olympus Corp.	360,350	10,588
Terumo Corp.	220,782	10,270
Yamato Holdings Co. Ltd.	488,151	10,239
Chubu Electric Power Co. Inc.	861,936	10,237
* Kansai Electric Power Co. Inc.	943,209	10,233
JGC Corp.	268,766	10,136
Omron Corp.	252,746	9,986
Ono Pharmaceutical Co. Ltd.	112,621	9,841
T&D Holdings Inc.	802,627	9,769
Oriental Land Co. Ltd.	63,947	9,733
Osaka Gas Co. Ltd.	2,395,036	9,658
Sekisui House Ltd.	689,014	9,546
Tokyu Corp.	1,532,264	9,505
West Japan Railway Co.	230,715	9,429

	Toyota Industries Corp.	205,288	9,349
	Yahoo Japan Corp.	1,624,300	9,145
	NEC Corp.	3,155,384	9,121
	Isuzu Motors Ltd.	1,539,312	9,113
	Nitto Denko Corp.	199,970	8,988
	Aeon Co. Ltd.	722,196	8,976
	LIXIL Group Corp.	346,187	8,894
	Ricoh Co. Ltd.	847,542	8,892
	Aisin Seiki Co. Ltd.	239,896	8,780
	Daito Trust Construction Co. Ltd.	92,680	8,748
	Shimano Inc.	95,834	8,511
	Sumitomo Metal Mining Co. Ltd.	644,113	8,367
	Kawasaki Heavy Industries Ltd.	1,871,737	8,136
*	Tokyo Electric Power Co. Inc.	1,770,544	8,042
	Shionogi & Co. Ltd.	388,193	7,891
	Makita Corp.	152,353	7,833
	IHI Corp.	1,725,725	7,829
	Hankyu Hanshin Holdings Inc.	1,534,636	7,782
	Unicharm Corp.	143,026	7,775
	Shizuoka Bank Ltd.	767,033	7,705
	Bank of Yokohama Ltd.	1,521,925	7,625
	Sumitomo Chemical Co. Ltd.	1,870,827	7,620
	Shiseido Co. Ltd.	476,124	7,556
	Dai Nippon Printing Co. Ltd.	755,088	7,474
	Kintetsu Corp.	2,165,398	7,465
	Nikon Corp.	425,933	7,261
	Mitsubishi Chemical Holdings Corp.	1,639,115	7,000
*,^ Mitsubishi Motors Corp.		644,526	6,970
	TDK Corp.	148,807	6,709
	Konica Minolta Inc.	633,713	6,654
	Odakyu Electric Railway Co. Ltd.	755,360	6,624
	TOTO Ltd.	413,179	6,538
	NSK Ltd.	577,670	6,517
	Yakult Honsha Co. Ltd.	132,325	6,463
*	Kyushu Electric Power Co. Inc.	565,386	6,427
	Asahi Glass Co. Ltd.	1,134,839	6,406
	Toyota Tsusho Corp.	273,450	6,399
*	Tohoku Electric Power Co. Inc.	580,766	6,259
	NGK Spark Plug Co. Ltd.	266,545	6,148
*	Sharp Corp.	1,802,553	6,131
	Chugai Pharmaceutical Co. Ltd.	269,213	6,096
	Tobu Railway Co. Ltd.	1,309,173	6,083
	Nippon Yusen KK	1,951,399	6,061
	Sekisui Chemical Co. Ltd.	519,600	5,976
	Chiba Bank Ltd.	934,281	5,877
	Lawson Inc.	79,542	5,768
	Rohm Co. Ltd.	115,436	5,752
	Sega Sammy Holdings Inc.	242,110	5,746
	NGK Insulators Ltd.	339,548	5,741
	Taisei Corp.	1,282,959	5,614
	Mitsui OSK Lines Ltd.	1,357,445	5,579
	Isetan Mitsukoshi Holdings Ltd.	440,922	5,537
	Taiheiyo Cement Corp.	1,459,623	5,424
	NTT Data Corp.	153,300	5,410
	Oji Holdings Corp.	1,144,780	5,402
	MEIJI Holdings Co. Ltd.	86,255	5,394
	Toppan Printing Co. Ltd.	736,365	5,369
	Hirose Electric Co. Ltd.	38,117	5,350

Namco Bandai Holdings Inc.	236,407	5,314
Electric Power Development Co. Ltd.	176,964	5,239
Nippon Express Co. Ltd.	1,098,931	5,163
* Kobe Steel Ltd.	3,088,822	5,113
Mitsubishi Materials Corp.	1,511,591	5,057
Keikyu Corp.	633,142	4,938
* Tokyu Fudosan Holdings Corp.	568,912	4,931
Chugoku Electric Power Co. Inc.	376,855	4,927
Seiko Epson Corp.	187,400	4,879
Obayashi Corp.	823,751	4,858
Sysmex Corp.	87,780	4,831
Hino Motors Ltd.	327,537	4,784
Kuraray Co. Ltd.	423,584	4,756
Keio Corp.	737,923	4,728
Credit Saison Co. Ltd.	192,877	4,711
Yokogawa Electric Corp.	302,567	4,671
Tokyo Tatemono Co. Ltd.	500,000	4,639
Nippon Paint Co. Ltd.	276,000	4,548
Hulic Co. Ltd.	358,981	4,536
Nitori Holdings Co. Ltd.	46,241	4,479
Yamaha Motor Co. Ltd.	338,685	4,464
JSR Corp.	245,344	4,361
Fukuoka Financial Group Inc.	1,045,186	4,352
Hisamitsu Pharmaceutical Co. Inc.	94,233	4,277
Shimizu Corp.	790,359	4,241
Stanley Electric Co. Ltd.	187,032	4,207
Kansai Paint Co. Ltd.	310,717	4,195
Nippon Meat Packers Inc.	245,237	4,183
Suruga Bank Ltd.	246,741	4,177
Nissin Foods Holdings Co. Ltd.	95,563	4,141
Yaskawa Electric Corp.	305,578	4,138
J Front Retailing Co. Ltd.	614,766	4,106
Taisho Pharmaceutical Holdings Co. Ltd.	56,818	4,085
Santen Pharmaceutical Co. Ltd.	97,154	4,083
Kajima Corp.	1,100,658	4,070
Joyo Bank Ltd.	859,920	4,046
Aozora Bank Ltd.	1,409,267	4,018
Mitsubishi Tanabe Pharma Corp.	273,173	4,014
JTEKT Corp.	275,379	4,007
Daihatsu Motor Co. Ltd.	253,304	3,942
Aeon Mall Co. Ltd.	133,635	3,926
Nomura Research Institute Ltd.	119,978	3,920
Trend Micro Inc.	127,355	3,916
Brother Industries Ltd.	304,483	3,821
Kikkoman Corp.	215,537	3,816
Suntory Beverage & Food Ltd.	116,800	3,810
Don Quijote Holdings Co. Ltd.	62,108	3,768
Toyo Suisan Kaisha Ltd.	119,971	3,764
Shinsei Bank Ltd.	1,828,014	3,718
SBI Holdings Inc.	269,109	3,684
Japan Airlines Co. Ltd.	73,268	3,677
Toyo Seikan Group Holdings Ltd.	206,681	3,661
Yamada Denki Co. Ltd.	1,058,120	3,653
Rinnai Corp.	47,280	3,649
Asics Corp.	210,682	3,634
Amada Co. Ltd.	449,743	3,629
Mitsubishi Gas Chemical Co. Inc.	511,068	3,596
Hamamatsu Photonics KK	84,231	3,539

Iyo Bank Ltd.	378,237	3,537
Bank of Kyoto Ltd.	443,114	3,511
USS Co. Ltd.	256,950	3,511
Ebara Corp.	546,000	3,499
* Iida Group Holdings Co. Ltd.	197,500	3,496
FamilyMart Co. Ltd.	75,626	3,432
Sony Financial Holdings Inc.	210,429	3,400
Toho Co. Ltd.	162,700	3,352
Miraca Holdings Inc.	70,697	3,342
Kyowa Hakko Kirin Co. Ltd.	327,957	3,327
Alfresa Holdings Corp.	58,572	3,323
Hachijuni Bank Ltd.	593,029	3,281
Dainippon Sumitomo Pharma Co. Ltd.	191,875	3,257
Yokohama Rubber Co. Ltd.	363,000	3,231
Chiyoda Corp.	210,364	3,229
Casio Computer Co. Ltd.	295,702	3,202
Sumitomo Heavy Industries Ltd.	688,770	3,193
Shimadzu Corp.	358,050	3,181
Takashimaya Co. Ltd.	340,978	3,176
Benesse Holdings Inc.	80,450	3,175
Suzuken Co. Ltd.	91,964	3,172
Hitachi Metals Ltd.	203,116	3,164
Nagoya Railroad Co. Ltd.	1,060,000	3,163
Mitsubishi UFJ Lease & Finance Co. Ltd.	607,560	3,156
Minebea Co. Ltd.	422,000	3,154
Yamaha Corp.	214,490	3,151
M3 Inc.	1,072	3,139
THK Co. Ltd.	144,915	3,138
Tosoh Corp.	734,000	3,136
Nabtesco Corp.	138,898	3,103
Hokuhoku Financial Group Inc.	1,631,000	3,090
Kakaku.com Inc.	162,800	3,086
Keisei Electric Railway Co. Ltd.	347,312	3,085
Air Water Inc.	209,928	3,085
MISUMI Group Inc.	106,600	3,051
Seven Bank Ltd.	800,649	3,048
Sankyo Co. Ltd.	64,182	3,038
^ ANA Holdings Inc.	1,421,648	3,034
Kurita Water Industries Ltd.	142,157	3,020
TonenGeneral Sekiyu KK	342,576	3,002
Marui Group Co. Ltd.	320,496	3,001
Sumitomo Rubber Industries Ltd.	217,398	2,994
Citizen Holdings Co. Ltd.	379,859	2,967
MediPal Holdings Corp.	204,694	2,967
Fuji Electric Co. Ltd.	683,559	2,965
Daicel Corp.	365,689	2,920
Nomura Real Estate Holdings Inc.	144,505	2,915
Nisshin Seifun Group Inc.	291,536	2,893
Toho Gas Co. Ltd.	623,095	2,890
Shimamura Co. Ltd.	32,560	2,880
Gunma Bank Ltd.	545,958	2,876
^ Dena Co. Ltd.	150,164	2,864
Koito Manufacturing Co. Ltd.	140,744	2,845
Nissan Chemical Industries Ltd.	200,200	2,841
^ AEON Financial Service Co. Ltd.	121,810	2,817
Nippon Kayaku Co. Ltd.	213,000	2,817
Hokuriku Electric Power Co.	227,732	2,799
Kamigumi Co. Ltd.	312,413	2,793

Konami Corp.	116,959	2,773
^ Sanrio Co. Ltd.	75,141	2,767
* Alps Electric Co. Ltd.	211,100	2,752
DIC Corp.	959,000	2,738
Hiroshima Bank Ltd.	682,302	2,738
Mitsui Chemicals Inc.	1,135,133	2,727
Idemitsu Kosan Co. Ltd.	122,040	2,723
* NTN Corp.	630,000	2,719
Yamaguchi Financial Group Inc.	299,631	2,714
Ibiden Co. Ltd.	147,112	2,696
Ryohin Keikaku Co. Ltd.	29,100	2,683
* Shikoku Electric Power Co. Inc.	186,746	2,665
Teijin Ltd.	1,180,082	2,646
Sawai Pharmaceutical Co. Ltd.	43,600	2,618
Keihan Electric Railway Co. Ltd.	692,000	2,618
Sojitz Corp.	1,528,282	2,613
Ube Industries Ltd.	1,272,176	2,601
Dowa Holdings Co. Ltd.	287,000	2,594
Obic Co. Ltd.	82,000	2,529
Mitsubishi Logistics Corp.	179,575	2,511
Park24 Co. Ltd.	121,117	2,496
Otsuka Corp.	20,866	2,469
GS Yuasa Corp.	474,439	2,467
Taiyo Nippon Sanso Corp.	354,212	2,444
Hakuhodo DY Holdings Inc.	302,570	2,442
Kaneka Corp.	394,752	2,441
Showa Denko KK	1,800,002	2,438
Hitachi Construction Machinery Co. Ltd.	126,852	2,436
Chugoku Bank Ltd.	196,378	2,435
^ Square Enix Holdings Co. Ltd.	85,400	2,426
* Haseko Corp.	325,200	2,425
^ Nippon Paper Industries Co. Ltd.	135,110	2,421
Zeon Corp.	245,000	2,383
* Hokkaido Electric Power Co. Inc.	225,639	2,335
Nippon Electric Glass Co. Ltd.	498,986	2,248
NOK Corp.	138,694	2,243
Nishi-Nippon City Bank Ltd.	881,195	2,210
COMSYS Holdings Corp.	151,600	2,197
Advantest Corp.	203,917	2,187
Showa Shell Sekiyu KK	230,922	2,183
DMG Mori Seiki Co. Ltd.	124,600	2,157
Japan Steel Works Ltd.	437,025	2,155
Denki Kagaku Kogyo KK	554,633	2,139
Maruichi Steel Tube Ltd.	81,852	2,129
NHK Spring Co. Ltd.	204,645	2,102
Azbil Corp.	89,100	2,096
Furukawa Electric Co. Ltd.	839,514	2,047
Nippon Shokubai Co. Ltd.	195,000	2,046
Disco Corp.	29,200	2,039
Sugi Holdings Co. Ltd.	51,000	2,038
77 Bank Ltd.	448,000	2,036
Tsumura & Co.	81,769	2,030
Jafco Co. Ltd.	36,500	1,963
Daido Steel Co. Ltd.	394,580	1,956
Rohto Pharmaceutical Co. Ltd.	122,000	1,949
Kewpie Corp.	135,500	1,931
Sotetsu Holdings Inc.	533,000	1,917
Hoshizaki Electric Co. Ltd.	53,600	1,913

Toyobo Co. Ltd.	1,069,000	1,912
Hikari Tsushin Inc.	22,900	1,910
Fujikura Ltd.	413,000	1,903
Yamazaki Baking Co. Ltd.	176,007	1,898
Mabuchi Motor Co. Ltd.	32,758	1,874
Takara Holdings Inc.	232,000	1,872
Toyoda Gosei Co. Ltd.	89,112	1,871
OKUMA Corp.	194,000	1,846
Kobayashi Pharmaceutical Co. Ltd.	33,800	1,834
Ushio Inc.	153,855	1,833
Hitachi High-Technologies Corp.	78,953	1,810
Mitsui Engineering & Shipbuilding Co. Ltd.	917,000	1,797
Seino Holdings Co. Ltd.	189,000	1,793
Sumitomo Osaka Cement Co. Ltd.	478,000	1,792
Hitachi Chemical Co. Ltd.	124,898	1,785
Mitsui Mining & Smelting Co. Ltd.	671,000	1,780
Taiyo Yuden Co. Ltd.	145,700	1,761
Kawasaki Kisen Kaisha Ltd.	754,055	1,758
Glory Ltd.	71,200	1,748
Nagase & Co. Ltd.	149,800	1,745
Nishi-Nippon Railroad Co. Ltd.	457,000	1,736
Sundrug Co. Ltd.	41,200	1,728
Sapporo Holdings Ltd.	454,000	1,722
Sumitomo Forestry Co. Ltd.	159,200	1,713
Yamato Kogyo Co. Ltd.	57,689	1,701
Aoyama Trading Co. Ltd.	65,200	1,684
Ezaki Glico Co. Ltd.	125,000	1,667
Nichirei Corp.	363,000	1,649
Century Tokyo Leasing Corp.	57,000	1,640
Lion Corp.	312,000	1,639
Nisshinbo Holdings Inc.	186,000	1,616
Oracle Corp. Japan	40,524	1,608
Wacoal Holdings Corp.	154,000	1,592
Ito En Ltd.	73,800	1,588
UNY Group Holdings Co. Ltd.	262,400	1,576
Sohgo Security Services Co. Ltd.	83,200	1,562
Calbee Inc.	68,168	1,560
Autobacs Seven Co. Ltd.	96,700	1,558
Kinden Corp.	158,293	1,554
Coca-Cola West Co. Ltd.	78,991	1,545
Rengo Co. Ltd.	291,000	1,537
Kagome Co. Ltd.	92,300	1,529
Shiga Bank Ltd.	311,000	1,516
Juroku Bank Ltd.	432,000	1,503
Kaken Pharmaceutical Co. Ltd.	93,000	1,494
SCSK Corp.	54,100	1,493
Matsumotokiyoshi Holdings Co. Ltd.	41,100	1,463
Matsui Securities Co. Ltd.	129,100	1,462
Daishi Bank Ltd.	410,000	1,452
kyorin holdings inc.	63,900	1,430
* nippon sheet glass co. ltd.	1,096,000	1,424
* acom co. ltd.	480,050	1,417
k's holdings corp.	52,900	1,414
izumi co. ltd.	45,900	1,390
hitachi capital corp.	55,700	1,389
shimachu co. ltd.	62,800	1,389
japan petroleum exploration co.	37,455	1,388
* cosmo oil co. ltd.	742,525	1,382

San-In Godo Bank Ltd.	196,000	1,361
Keiyo Bank Ltd.	314,000	1,353
House Foods Group Inc.	89,700	1,345
Exedy Corp.	41,600	1,305
* Aiful Corp.	348,500	1,305
SKY Perfect JSAT Holdings Inc.	251,000	1,298
Musashino Bank Ltd.	39,500	1,270
NTT Urban Development Corp.	130,900	1,267
Itochu Techno-Solutions Corp.	30,554	1,257
Hokkoku Bank Ltd.	372,000	1,247
H2O Retailing Corp.	149,000	1,229
^ Nipro Corp.	140,800	1,227
Capcom Co. Ltd.	62,800	1,227
Higo Bank Ltd.	236,000	1,227
* Dainippon Screen Manufacturing Co. Ltd.	260,000	1,227
North Pacific Bank Ltd.	315,800	1,226
Senshu Ikeda Holdings Inc.	273,200	1,220
Hyakugo Bank Ltd.	299,000	1,206
Takata Corp.	40,700	1,202
Onward Holdings Co. Ltd.	166,000	1,198
ABC-Mart Inc.	27,469	1,196
Fukuyama Transporting Co. Ltd.	216,000	1,168
Lintec Corp.	64,000	1,162
* Orient Corp.	520,000	1,159
Kagoshima Bank Ltd.	195,000	1,157
Kose Corp.	36,800	1,152
KYB Co. Ltd.	232,000	1,140
Tokai Rika Co. Ltd.	61,500	1,128
Nanto Bank Ltd.	319,000	1,126
Ogaki Kyoritsu Bank Ltd.	404,000	1,120
Mochida Pharmaceutical Co. Ltd.	19,300	1,119
^ Gree Inc.	113,025	1,107
Hyakujushi Bank Ltd.	336,000	1,099
Nippon Television Holdings Inc.	64,200	1,097
Nexon Co. Ltd.	124,163	1,083
Fuji Media Holdings Inc.	57,300	1,070
Anritsu Corp.	95,300	1,050
Toshiba TEC Corp.	156,000	1,031
Maeda Road Construction Co. Ltd.	63,000	1,029
Awa Bank Ltd.	211,000	1,020
Kissei Pharmaceutical Co. Ltd.	42,100	991
Nisshin Steel Holdings Co. Ltd.	92,400	983
Toda Corp.	292,000	964
Komeri Co. Ltd.	40,300	959
Nippo Corp.	61,000	952
Sumco Corp.	124,136	945
Shochiku Co. Ltd.	105,000	933
Calsonic Kansei Corp.	186,000	928
Cosmos Pharmaceutical Corp.	7,400	927
FP Corp.	14,700	917
Tsuruha Holdings Inc.	9,700	910
Toyota Boshoku Corp.	75,642	861
Heiwa Corp.	48,300	858
Asatsu-DK Inc.	35,900	831
Canon Marketing Japan Inc.	63,900	816
Sumitomo Bakelite Co. Ltd.	217,000	811
Hitachi Transport System Ltd.	51,300	807
Tokai Carbon Co. Ltd.	253,000	802

Pola Orbis Holdings Inc.	23,600	788
Kokuyo Co. Ltd.	108,500	758
Nissan Shatai Co. Ltd.	58,000	732
Pacific Metals Co. Ltd.	191,000	667
Shinko Electric Industries Co. Ltd.	81,900	632
Kandenko Co. Ltd.	123,000	631
PanaHome Corp.	87,000	604
Sumitomo Real Estate Sales Co. Ltd.	17,760	549
Tokyo Broadcasting System Holdings Inc.	44,400	530
Adastria Holdings Co. Ltd.	19,180	507
NS Solutions Corp.	19,600	500
TV Asahi Corp.	23,700	488
Tokai Rubber Industries Ltd.	44,400	457
Toppan Forms Co. Ltd.	49,300	425
Mitsubishi Shokuhin Co. Ltd.	17,500	417
Hitachi Koki Co. Ltd.	58,800	416
Kansai Urban Banking Corp.	320,000	386
^ OSAKA Titanium Technologies Co. Ltd.	22,400	357
		3,485,513
Luxembourg (0.0%)
Samsonite International SA	1,548,000	4,219

Netherlands (2.8%)
Unilever NV	1,907,422	71,164
* ING Groep NV	4,682,577	62,011
Koninklijke Philips NV	1,137,690	39,583
ASML Holding NV	397,966	33,914
Unibail-Rodamco SE	117,856	28,365
Heineken NV	349,449	21,306
Akzo Nobel NV	288,510	20,703
Aegon NV	2,332,196	20,321
ArcelorMittal	1,212,901	20,107
Reed Elsevier NV	825,944	17,017
Koninklijke DSM NV	220,127	14,553
* Koninklijke KPN NV	3,766,184	14,050
Koninklijke Ahold NV	830,396	13,845
* CNH Industrial NV	1,112,950	11,698
Gemalto NV	93,158	10,471
Wolters Kluwer NV	365,483	10,069
Randstad Holding NV	128,656	8,167
Ziggo NV	174,416	7,577
Heineken Holding NV	118,475	6,827
TNT Express NV	566,456	4,983
Fugro NV	95,216	4,980
* OCI	99,995	4,637
Koninklijke Vopak NV	80,698	4,435
Koninklijke Boskalis Westminster NV	92,243	4,425
* SBM Offshore NV	218,331	4,202
Corio NV	80,464	3,420
ASML Holding NV	6,459	547
Aegon NV	860	7
		463,384
New Zealand (0.2%)
Fletcher Building Ltd.	833,053	6,106
Telecom Corp. of New Zealand Ltd.	2,199,412	4,179
Auckland International Airport Ltd.	1,198,798	3,539
SKYCITY Entertainment Group Ltd.	702,684	2,201

Sky Network Television Ltd.	464,036	2,166
Fisher & Paykel Healthcare Corp. Ltd.	647,534	2,117
Contact Energy Ltd.	444,644	1,854
Kiwi Income Property Trust	1,220,769	1,091
Air New Zealand Ltd.	608,004	838
Vector Ltd.	311,968	638
^ Chorus Ltd.	455,677	515
Warehouse Group Ltd.	139,065	405
		25,649
Norway (0.7%)
Statoil ASA	1,159,614	27,526
DNB ASA	1,298,807	21,968
Seadrill Ltd.	427,261	15,341
Telenor ASA	731,693	15,203
Yara International ASA	189,354	7,840
Norsk Hydro ASA	1,624,660	7,367
Orkla ASA	933,130	7,255
Subsea 7 SA	347,912	5,983
Schibsted ASA	97,828	5,727
Gjensidige Forsikring ASA	206,283	3,955
Aker Solutions ASA	178,118	2,725
		120,890
Portugal (0.2%)
EDP - Energias de Portugal SA	2,003,480	7,528
Galp Energia SGPS SA	363,171	5,618
Jeronimo Martins SGPS SA	299,190	5,113
* Banco Espirito Santo SA	2,448,215	3,727
^ Portugal Telecom SGPS SA	627,854	2,764
EDP Renovaveis SA	242,037	1,395
		26,145
Singapore (1.4%)
DBS Group Holdings Ltd.	2,104,742	27,177
Singapore Telecommunications Ltd.	8,872,432	24,548
Oversea-Chinese Banking Corp. Ltd.	3,284,905	23,844
United Overseas Bank Ltd.	1,418,988	22,249
Keppel Corp. Ltd.	1,730,294	14,107
Genting Singapore plc	7,364,711	7,968
Global Logistic Properties Ltd.	3,636,204	7,936
CapitaLand Ltd.	3,066,252	6,592
Wilmar International Ltd.	2,553,476	6,245
^ Singapore Press Holdings Ltd.	1,935,823	6,053
Singapore Technologies Engineering Ltd.	1,872,512	5,563
Singapore Exchange Ltd.	996,442	5,351
City Developments Ltd.	713,369	4,893
CapitaMall Trust	3,134,457	4,596
Singapore Airlines Ltd.	607,934	4,574
Sembcorp Industries Ltd.	1,074,859	4,423
Hutchison Port Holdings Trust	6,141,185	4,080
Ascendas REIT	2,371,869	3,945
ComfortDelGro Corp. Ltd.	2,442,699	3,685
Noble Group Ltd.	4,641,958	3,459
Jardine Cycle & Carriage Ltd.	120,821	3,292
Sembcorp Marine Ltd.	1,000,937	3,185
Golden Agri-Resources Ltd.	7,753,923	3,160
Suntec REIT	2,485,000	3,130
CapitaCommercial Trust	2,392,408	2,650
UOL Group Ltd.	545,799	2,499

	StarHub Ltd.	698,991	2,328
	Yangzijiang Shipbuilding Holdings Ltd.	2,517,489	2,270
	CapitaMalls Asia Ltd.	1,644,974	2,270
	Keppel Land Ltd.	855,234	2,119
^	Olam International Ltd.	1,689,134	1,960
	Singapore Post Ltd.	1,714,000	1,793
	Venture Corp. Ltd.	298,000	1,726
	SIA Engineering Co. Ltd.	272,000	1,049
	M1 Ltd.	366,000	962
*,^ Neptune Orient Lines Ltd.		1,080,000	852
	SMRT Corp. Ltd.	829,000	744
	Yanlord Land Group Ltd.	803,000	705
^	Cosco Corp. Singapore Ltd.	1,210,000	664
	Wing Tai Holdings Ltd.	461,000	625
	Indofood Agri Resources Ltd.	526,000	317
			229,588
South Korea (4.1%)
	Samsung Electronics Co. Ltd.	129,998	153,832
	Hyundai Motor Co.	185,820	40,629
	POSCO	89,873	25,017
	Shinhan Financial Group Co. Ltd.	551,110	23,329
	Hyundai Mobis	81,203	23,205
*	SK Hynix Inc.	630,140	22,072
	NAVER Corp.	32,936	20,843
	KB Financial Group Inc.	468,430	16,117
	Kia Motors Corp.	313,038	15,673
	Hana Financial Group Inc.	353,610	13,416
	LG Chem Ltd.	53,048	12,787
	Samsung Life Insurance Co. Ltd.	120,907	11,581
	Hyundai Heavy Industries Co. Ltd.	53,431	11,101
	Samsung Fire & Marine Insurance Co. Ltd.	47,082	10,862
	KT&G Corp.	146,764	10,363
*	Korea Electric Power Corp.	309,750	10,117
	SK Telecom Co. Ltd.	48,091	9,710
	SK Innovation Co. Ltd.	74,124	8,752
	Samsung C&T Corp.	150,605	8,203
	LG Electronics Inc.	131,083	8,003
	Samsung Heavy Industries Co. Ltd.	215,790	6,741
*	LG Display Co. Ltd.	272,340	6,398
	E-Mart Co. Ltd.	25,288	6,092
	LG Corp.	109,095	5,842
	Hyundai Steel Co.	80,303	5,687
	Samsung SDI Co. Ltd.	41,416	5,492
	SK Holdings Co. Ltd.	31,232	5,222
	LG Household & Health Care Ltd.	11,350	5,030
	Woori Finance Holdings Co. Ltd.	430,690	4,949
	Lotte Shopping Co. Ltd.	13,768	4,823
	Hyundai Engineering & Construction Co. Ltd.	87,154	4,723
	Hankook Tire Co. Ltd.	81,437	4,669
	KT Corp.	154,940	4,462
	Kangwon Land Inc.	137,890	4,343
	Coway Co. Ltd.	67,206	4,306
	Samsung Electro-Mechanics Co. Ltd.	67,577	4,188
	Korea Zinc Co. Ltd.	12,739	4,129
	Cheil Industries Inc.	57,276	4,021
	Hyundai Glovis Co. Ltd.	18,981	4,005
^	OCI Co. Ltd.	21,941	3,871

	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	114,240	3,644
	Orion Corp.	4,465	3,637
	Amorepacific Corp.	3,826	3,612
	BS Financial Group Inc.	233,240	3,443
	Lotte Chemical Corp.	17,432	3,409
^	Celltrion Inc.	77,988	3,268
	NCSoft Corp.	17,661	3,206
	S-Oil Corp.	50,163	3,205
	SK C&C Co. Ltd.	26,517	3,078
	Samsung Securities Co. Ltd.	73,388	2,974
	GS Holdings	62,021	2,958
	Dongbu Insurance Co. Ltd.	58,990	2,930
	KCC Corp.	6,330	2,863
	Hyundai Wia Corp.	18,880	2,795
	Industrial Bank of Korea	238,440	2,756
*	Cheil Worldwide Inc.	104,870	2,711
	LG Uplus Corp.	260,710	2,656
	Hyundai Department Store Co. Ltd.	18,835	2,527
	Daelim Industrial Co. Ltd.	32,654	2,506
	Samsung Techwin Co. Ltd.	47,840	2,363
^	Samsung Engineering Co. Ltd.	35,693	2,352
	DGB Financial Group Inc.	148,950	2,314
	CJ CheilJedang Corp.	9,070	2,224
	Hanwha Corp.	63,690	2,135
	Daewoo International Corp.	55,520	2,127
	Hyundai Marine & Fire Insurance Co. Ltd.	73,180	2,120
	Korea Gas Corp.	32,735	2,054
^	Hyundai Mipo Dockyard	12,374	1,984
	CJ Corp.	17,572	1,943
	S-1 Corp.	25,872	1,865
	Hyosung Corp.	29,229	1,817
	Korea Investment Holdings Co. Ltd.	48,990	1,798
	Daewoo Securities Co. Ltd.	223,120	1,781
	Hanwha Life Insurance Co. Ltd.	263,290	1,779
	Yuhan Corp.	9,679	1,753
	Shinsegae Co. Ltd.	8,245	1,747
^	Kumho Petro chemical Co. Ltd.	21,333	1,742
	Mando Corp.	15,443	1,740
	Samsung Card Co. Ltd.	53,800	1,737
	Lotte Confectionery Co. Ltd.	1,000	1,732
	Doosan Heavy Industries & Construction Co. Ltd.	50,980	1,728
	Hyundai Development Co-Engineering & Construction	76,060	1,717
*	Doosan Infracore Co. Ltd.	142,139	1,717
	LS Corp.	20,972	1,634
	Hanwha Chemical Corp.	86,130	1,596
	AMOREPACIFIC Group	3,647	1,596
*,^ Daewoo Engineering & Construction Co. Ltd.		245,850	1,573
^	Halla Visteon Climate Control Corp.	39,930	1,460
	SK Networks Co. Ltd.	184,500	1,444
	Doosan Corp.	10,631	1,346
*,^ CJ Korea Express Co. Ltd.		12,956	1,292
^	GS Engineering & Construction Corp.	39,604	1,238
	Daum Communications Corp.	16,249	1,208
*	Korean Air Lines Co. Ltd.	35,207	1,148
	Lotte Chilsung Beverage Co. Ltd.	742	1,118
	Woori Investment & Securities Co. Ltd.	130,260	1,102
	LG Hausys Ltd.	7,352	1,070
*	NHN Entertainment Corp.	14,919	1,069

	NongShim Co. Ltd.	4,158	1,063
*,^ Hyundai Merchant Marine Co. Ltd.		81,118	1,062
	Mirae Asset Securities Co. Ltd.	29,190	961
^	Samsung Fine Chemicals Co. Ltd.	21,209	803
	Hyundai Securities Co. Ltd.	132,820	707
	SKC Co. Ltd.	24,560	703
^	KEPCO Engineering & Construction Co. Inc.	11,111	702
	Hite Jinro Co. Ltd.	33,510	667
*	Hanjin Shipping Co. Ltd.	91,710	549
	Dongkuk Steel Mill Co. Ltd.	43,000	485
	Hyundai Hysco Co. Ltd.	9,748	365
	Daishin Securities Co. Ltd.	46,250	327
	Daishin Securities Co. Ltd. Prior Pfd.	27,450	140
*	Pan Ocean Co. Ltd.	6,471	28
			687,508
Spain (3.1%)
*	Banco Santander SA	13,686,483	118,151
	Banco Bilbao Vizcaya Argentaria SA	7,013,649	83,792
	Telefonica SA	4,761,383	73,370
	Inditex SA	257,108	38,353
	Iberdrola SA	5,812,243	35,826
	Repsol SA	1,073,494	25,135
	Amadeus IT Holding SA	476,976	18,862
	Abertis Infraestructuras SA	596,926	13,332
*	CaixaBank SA	2,068,500	12,691
	Banco de Sabadell SA	4,223,438	12,475
*	Banco Popular Espanol SA	1,507,585	10,360
	Grifols SA	196,979	10,208
	Ferrovial SA	488,205	9,376
	Gas Natural SDG SA	371,994	9,199
	Red Electrica Corp. SA	131,037	9,166
*	ACS Actividades de Construccion y Servicios SA	209,561	7,363
	Enagas SA	246,607	6,745
	Bankinter SA	817,107	6,111
	Distribuidora Internacional de Alimentacion SA	711,803	5,854
	Mapfre SA	1,235,838	5,099
	Zardoya Otis SA	202,976	3,410
	Endesa SA	103,345	3,037
*	Mediaset Espana Comunicacion SA	196,005	2,415
^	Acciona SA	31,095	2,062
*,^ Acerinox SA		95,959	1,246
	Corp Financiera Alba SA	21,480	1,228
	Telefonica SA ADR	64,080	984
*	Banco Popular Espanol SA Rights Exp. 02/14/2014	192,652	11
			525,861
Sweden (3.0%)
	Nordea Bank AB	3,852,210	51,431
	Hennes & Mauritz AB Class B	1,151,432	49,603
	Telefonaktiebolaget LM Ericsson Class B	3,615,167	44,381
	Swedbank AB Class A	1,264,096	32,962
	Svenska Handelsbanken AB Class A	582,011	27,596
	Volvo AB Class B	1,849,908	24,467
	Skandinaviska Enskilda Banken AB Class A	1,764,301	22,723
	Atlas Copco AB Class A	750,658	20,318
	Svenska Cellulosa AB SCA Class B	704,400	20,035
	TeliaSonera AB	2,622,026	19,457
	Assa Abloy AB Class B	379,029	18,888

Sandvik AB	1,306,742	18,306
Investor AB Class B	548,153	17,732
SKF AB	504,843	13,360
Atlas Copco AB Class B	473,454	11,826
Hexagon AB Class B	307,040	9,744
Investment AB Kinnevik	247,900	9,720
Alfa Laval AB	378,662	9,179
Skanska AB Class B	445,429	8,763
Getinge AB	220,637	7,575
Scania AB Class B	369,856	7,565
Swedish Match AB	245,288	7,185
Elekta AB Class B	430,145	6,267
Electrolux AB Class B	269,342	5,709
Boliden AB	331,338	5,031
Industrivarden AB Class A	235,051	4,528
* Tele2 AB	375,521	4,135
* Lundin Petroleum AB	236,563	4,083
Securitas AB Class B	371,532	3,857
Modern Times Group AB Class B	64,880	2,926
Industrivarden AB	144,762	2,620
Husqvarna AB	442,184	2,561
Ratos AB	237,972	2,194
Holmen AB	59,237	2,046
^ SSAB AB Class A	226,895	1,807
^ SSAB AB Class B	98,215	694
		501,274
Switzerland (8.5%)
Nestle SA	3,910,050	283,504
Roche Holding AG	851,897	234,105
Novartis AG	2,823,535	223,295
UBS AG	4,250,946	84,168
ABB Ltd.	2,806,561	69,813
Credit Suisse Group AG	1,901,884	57,302
* Cie Financiere Richemont SA	603,499	55,843
Zurich Insurance Group AG	178,845	51,855
Syngenta AG	112,965	40,028
Swiss Re AG	449,712	38,834
Swatch Group AG (Bearer)	37,419	22,244
Holcim Ltd.	271,758	19,764
Transocean Ltd.	418,055	18,178
Givaudan SA	11,189	16,540
Swisscom AG	27,665	15,203
SGS SA	6,354	14,375
Julius Baer Group Ltd.	271,235	13,156
Geberit AG	45,043	13,041
Adecco SA	154,911	12,174
Actelion Ltd.	128,255	12,030
Sonova Holding AG	80,669	11,077
Sika AG	2,517	8,289
Kuehne & Nagel International AG	61,291	8,139
Schindler Holding AG	55,922	8,103
Swiss Life Holding AG	35,388	7,625
Baloise Holding AG	56,753	6,781
Lindt & Spruengli AG	126	6,752
Lonza Group AG	64,084	6,421
Swatch Group AG (Registered)	60,122	6,157
Clariant AG	326,176	6,156

Aryzta AG	72,014	5,663
Swiss Prime Site AG	66,797	5,189
Partners Group Holding AG	21,240	5,025
Lindt & Spruengli AG	1,103	4,952
Sulzer AG	28,066	4,233
PSP Swiss Property AG	48,072	4,136
Schindler Holding AG (Registered)	26,918	3,953
GAM Holding AG	209,500	3,519
EMS-Chemie Holding AG	8,838	3,035
Pargesa Holding SA	34,359	2,762
Barry Callebaut AG	2,314	2,739
Aryzta AG	29,167	2,304
DKSH Holding AG	31,245	2,122
Banque Cantonale Vaudoise	3,406	1,849
UBS AG	24,469	486
		1,422,919
United Kingdom (20.3%)
HSBC Holdings plc	22,830,390	234,888
Vodafone Group plc	56,535,622	210,094
BP plc	22,619,514	177,254
GlaxoSmithKline plc	5,894,800	151,775
Royal Dutch Shell plc Class A	3,833,818	132,424
Royal Dutch Shell plc Class B	3,007,905	109,820
British American Tobacco plc	2,291,142	109,704
AstraZeneca plc	1,512,514	96,024
Diageo plc	3,053,891	91,119
Barclays plc	19,491,584	87,136
Rio Tinto plc	1,512,725	80,570
* Lloyds Banking Group plc	58,635,798	80,174
BHP Billiton plc	2,560,832	75,604
BG Group plc	4,126,443	69,246
Prudential plc	3,093,975	62,346
Glencore Xstrata plc	11,662,770	61,754
BT Group plc	9,547,920	60,178
National Grid plc	4,522,931	58,676
Reckitt Benckiser Group plc	782,269	58,602
Unilever plc	1,462,966	56,246
SABMiller plc	1,146,450	51,609
Tesco plc	9,743,725	51,279
Standard Chartered plc	2,397,644	48,839
Rolls-Royce Holdings plc	2,270,278	44,250
Imperial Tobacco Group plc	1,181,772	43,160
Anglo American plc London Shares	1,583,434	37,343
Shire plc	670,441	33,508
Compass Group plc	2,178,062	32,563
Centrica plc	6,243,744	31,934
WPP plc	1,519,498	31,845
Royal Dutch Shell plc Class A (Amsterdam Shares)	847,208	29,275
BAE Systems plc	3,932,883	27,705
Aviva plc	3,570,777	26,096
ARM Holdings plc	1,693,390	25,987
Legal & General Group plc	7,107,807	25,110
SSE plc	1,162,235	24,952
Experian plc	1,225,560	20,943
Reed Elsevier plc	1,418,450	20,669
CRH plc	771,769	19,798
Associated British Foods plc	422,466	18,843

Next plc	180,266	18,559
Pearson plc	987,233	18,026
Kingfisher plc	2,870,837	17,420
Wolseley plc	320,269	17,258
Standard Life plc	2,855,967	17,140
British Sky Broadcasting Group plc	1,179,677	16,973
Old Mutual plc	5,918,981	16,745
Land Securities Group plc	953,322	16,107
Smith & Nephew plc	1,087,992	15,658
Marks & Spencer Group plc	1,945,960	15,046
ITV plc	4,537,107	14,648
Tullow Oil plc	1,095,808	14,224
* Royal Bank of Scotland Group plc	2,542,178	14,178
Whitbread plc	218,919	13,484
Johnson Matthey plc	248,628	13,196
British Land Co. plc	1,211,919	13,057
Capita plc	797,097	12,871
GKN plc	1,971,494	12,758
Burberry Group plc	536,228	12,746
Smiths Group plc	475,876	11,234
WM Morrison Supermarkets plc	2,629,639	10,360
InterContinental Hotels Group plc	315,001	10,190
Babcock International Group plc	435,291	9,943
United Utilities Group plc	825,176	9,720
J Sainsbury plc	1,694,941	9,622
Resolution Ltd.	1,649,324	9,441
Vodafone Group plc ADR	251,879	9,335
IMI plc	377,488	9,275
Bunzl plc	403,349	9,195
Intertek Group plc	195,136	9,076
Carnival plc	220,692	9,062
* Sage Group plc	1,328,186	8,904
Weir Group plc	257,817	8,866
* International Consolidated Airlines Group SA (London Shares)	1,232,812	8,437
Severn Trent plc	288,857	8,199
Meggitt plc	963,549	8,157
Melrose Industries plc	1,532,624	7,788
Aggreko plc	306,363	7,785
Rexam plc	952,782	7,715
Randgold Resources Ltd.	111,660	7,706
Hammerson plc	859,644	7,415
G4S plc	1,882,467	7,385
Aberdeen Asset Management plc	1,145,682	7,344
3i Group plc	1,171,599	7,189
easyJet plc	262,739	7,093
RSA Insurance Group plc	4,422,768	7,050
Tate & Lyle plc	565,114	7,032
Drax Group plc	486,261	6,491
London Stock Exchange Group plc	214,442	6,481
Croda International plc	163,568	6,475
Hargreaves Lansdown plc	263,656	6,432
Coca-Cola HBC AG	239,036	6,333
Cobham plc	1,304,042	6,293
Informa plc	731,369	6,208
AMEC plc	360,827	6,104
Antofagasta plc	429,321	5,996
Petrofac Ltd.	313,937	5,950
Inmarsat plc	514,992	5,931

William Hill plc			1,047,808	5,721
Admiral Group plc			238,294	5,655
Schroders plc (Voting Shares)			136,803	5,540
Daily Mail & General Trust plc			319,900	5,052
Segro plc			895,718	4,958
John Wood Group plc			437,904	4,621
Rentokil Initial plc			2,206,530	4,366
Serco Group plc			602,872	4,337
Intu Properties plc			825,379	4,278
TUI Travel plc			609,150	4,256
ICAP plc			650,464	4,130
Investec plc			607,853	3,912
CRH plc			108,808	2,804
Ladbrokes plc			1,117,639	2,745
Man Group plc			2,001,936	2,684
* Lonmin plc			520,786	2,624
Fresnillo plc			205,213	2,595
* Cairn Energy plc			731,408	2,591
Ashmore Group plc			468,397	2,496
Polyus Gold International Ltd.			805,628	2,460
Polymetal International plc			243,178	2,305
WPP plc ADR			19,184	2,012
Schroders plc			60,207	1,891
Vedanta Resources plc			120,736	1,600
Kazakhmys plc			310,855	909
* Evraz plc			604,101	848
African Barrick Gold plc			151,866	548
Ferrexpo plc			172,567	430
* Essar Energy plc			355,158	336
				3,397,352
Total Common Stocks (Cost $13,836,586)				16,598,525
	Coupon
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[2,3] Vanguard Market Liquidity Fund	0.130%		267,083,000	267,083

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.070%	2/5/14	2,900	2,900
[4,5] Federal Home Loan Bank Discount Notes	0.090%	2/18/14	1,200	1,200
[4,5] Federal Home Loan Bank Discount Notes	0.080%	2/28/14	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.075%	3/5/14	1,000	1,000
[4,5] Federal Home Loan Bank Discount Notes	0.094%	4/4/14	600	600
[4,5] Federal Home Loan Bank Discount Notes	0.080%	4/9/14	1,000	999
United States Treasury Note/Bond	1.750%	3/31/14	1,000	1,002
				8,701
Total Temporary Cash Investments (Cost $275,784)				275,784
Total Investments (100.8%) (Cost $14,112,370)				16,874,309
Other Assets and Liabilities-Net (-0.8%)[3]				(140,012)
Net Assets (100%)				16,734,297

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $146,868,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $157,211,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,899,000 have been segregated as initial margin for open futures contracts.

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

Developed Markets Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,446	16,571,051	28
Temporary Cash Investments	267,083	8,701	—
Futures Contracts—Liabilities[1]	(404)	—	—
Forward Currency Contracts—Assets	—	637	—
Forward Currency Contracts—Liabilities	—	(914)	—
Total	294,125	16,579,475	28
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are

Developed Markets Index Fund

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
FTSE 100 Index	March 2014	373	39,591	(865)
Dow Jones EURO STOXX 50 Index	March 2014	935	38,054	(255)
Topix Index	March 2014	246	29,307	(1,262)
S&P ASX 200 Index	March 2014	146	16,379	(210)
				(2,592)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At January 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/26/14	EUR	27,828	USD	38,110	(578)
UBS AG	3/26/14	GBP	19,208	USD	31,428	135
UBS AG	3/18/14	JPY	3,058,241	USD	29,438	502
UBS AG	3/25/14	AUD	18,581	USD	16,510	(304)
UBS AG	3/26/14	GBP	4,988	USD	8,228	(32)
						(277)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2014, the cost of investment securities for tax purposes was $14,057,569,000. Net unrealized appreciation of investment securities for tax purposes was $2,816,740,000, consisting of unrealized gains of $3,603,770,000 on securities that had risen in value since their purchase and $787,030,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.